THE WACHOVIA FUNDS

Wachovia Equity Fund
Wachovia Quantitative Equity Fund
Wachovia Growth and Income Fund
Wachovia Equity Index Fund
Wachovia Special Values Fund
Wachovia Emerging Markets Fund
Wachovia Personal Equity Fund
Wachovia Balanced Fund
Wachovia Fixed Income Fund
Wachovia Intermediate Fixed Income Fund
Wachovia Short-Term Fixed Income Fund

THE WACHOVIA MUNICIPAL FUNDS

Wachovia GA Municipal Bond Fund
Wachovia NC Municipal Bond Fund
Wachovia SC Municipal Bond Fund
Wachovia VA Municipal Bond Fund

Combined Annual Report
November 30, 2000

WACHOVIA TABLE OF CONTENTS

PRESIDENT’S MESSAGE	1

OVERVIEW	5

WACHOVIA EQUITY FUND INFORMATION	9
Line Graphs	9
Portfolio of Investments	12

WACHOVIA QUANTITATIVE EQUITY FUND INFORMATION	14
Line Graphs	14
Portfolio of Investments	17

WACHOVIA GROWTH AND INCOME FUND INFORMATION	19
Line Graphs	19
Portfolio of Investments	21

WACHOVIA EQUITY INDEX FUND INFORMATION	23
Line Graphs	23
Portfolio of Investments	25

WACHOVIA SPECIAL VALUES FUND INFORMATION	32
Line Graphs	32
Portfolio of Investments	35

WACHOVIA EMERGING MARKETS FUND INFORMATION	38
Line Graphs	38
Portfolio of Investments	40

WACHOVIA PERSONAL EQUITY FUND INFORMATION	45
Line Graphs	45
Portfolio of Investments	47

WACHOVIA BALANCED FUND INFORMATION	49
Line Graphs	49
Portfolio of Investments	52

WACHOVIA FIXED INCOME FUND INFORMATION	57
Line Graphs	57
Portfolio of Investments	60

WACHOVIA INTERMEDIATE FIXED INCOME FUND INFORMATION	66
Line Graphs	66
Portfolio of Investments	68

WACHOVIA SHORT -TERM FIXED INCOME FUND INFORMATION	71
Line Graphs	71
Portfolio of Investments	73

WACHOVIA GEORGIA MUNICIPAL BOND FUND INFORMATION	74
Line Graphs	74
Portfolio of Investments	76

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND INFORMATION	81
Line Graphs	81
Portfolio of Investments	83

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND INFORMATION	92
Line Graphs	92
Portfolio of Investments	94

WACHOVIA VIRGINIA MUNICIPAL BOND FUND INFORMATION	105
Line Graphs	105
Portfolio of Investments	107

NOTES TO PORTFOLIO OF INVESTMENTS	114

STATEMENTS OF ASSETS AND LIABILITIES	115

STATEMENTS OF OPERATIONS

STATEMENTS OF CHANGES IN NET ASSETS	122

FINANCIAL HIGHLIGHTS— CLASS A SHARES	127

FINANCIAL HIGHLIGHTS— CLASS B SHARES	131

FINANCIAL HIGHLIGHTS— CLASS Y SHARES	133

COMBINED NOTES TO FINANCIAL STATEMENTS	137

AUDITORS REPORT	152

OFFICER AND TRUSTEES TABLE	153

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Combined Annual Report to Shareholders for The Wachovia Funds and The Wachovia Municipal Funds.

This Report covers the 12-month fiscal year period from December 1, 1999 through November 30, 2000, and includes commentary by portfolio management, a complete list of fund holdings and the funds’ financial statements. The following fund-by-fund highlights cover performance activity in Class A Shares, Class B Shares, and Class Y Shares.

Fund-by-fund performance highlights are as follows. I urge you to read the portfolio manager commentary for additional information about your fund’s performance.

THE WACHOVIA FUNDS
Wachovia Equity Fund pursues growth through a portfolio of blue-chip stocks issued by some of America’s largest and best-known companies. In particular, the fund’s manager seeks stocks issued by companies that are both undervalued and have good growth opportunities. Fund net assets reached $402.3 million at the end of the reporting period.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	1.47%	$0.04	$0.51	$17.42 to $17.14
Class B Shares	0.69%	$0.00	$0.51	$17.32 to $16.95
Class Y Shares	1.78%	$0.09	$0.51	$17.42 to $17.15

Wachovia Quantitative Equity Fund pursues growth and income by investing in a portfolio of stocks issued by large, established companies across the entire industrial spectrum. Fund net assets ended the reporting period at $681.8 million.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	3.58%	$0.04	—	$21.00 to $21.71
Class B Shares	2.77%	$0.00	—	$20.91 to $21.49
Class Y Shares	3.79%	$0.10	—	$21.04 to $21.74

Wachovia Growth and Income Fund pursues total return through growth of capital and income by investing in stocks issued by well-established companies with solid track records, strong profitability and significant growth potential. Many of these companies also have a record of paying dividends. Fund net assets totaled $285.9 million at the end of the reporting period.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	(3.57)%	$0.01	$4.26	$24.86 to $20.00
Class Y Shares	(3.33)%	$0.04	$4.26	$24.88 to $20.04

Wachovia Equity Index Fund pursues a total return that approximates that of the Standard & Poor’s 500—a classic benchmark of stock market performance.** As a result, the fund’s extensive portfolio contained a “who’s who” of well-known, quality American companies. Fund net assets ended the reporting period at $487.3 million.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	(4.70)%	$0.24	$0.53	$26.18 to $24.24
Class Y Shares	(4.42)%	$0.31	$0.53	$26.21 to $24.28

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**
The Standard & Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged, and investments cannot be made in an index.

Wachovia Special Values Fund pursues growth by investing in a diversified portfolio of small-company stocks.* Unlike many other funds that invest in small-company stocks through a high-flying approach, this fund is managed through a highly disciplined approach. Its manager seeks stocks issued by well-capitalized, and well-run small companies that are selling at less than their estimated long-term values. At the end of the reporting period, the fund’s net assets reached $191.2 million.

	Total Return** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	8.52%	$0.28	$0.52	$16.03 to $16.53
Class B Shares	7.74%	$0.25	$0.52	$15.99 to $16.40
Class Y Shares	8.79%	$0.32	$0.52	$16.07 to $16.57

Wachovia Emerging Markets Fund pursues growth over the long term by investing in stocks of foreign companies located in emerging market countries.*** The fund’s managers construct a highly diversified portfolio that emphasizes well managed companies in countries with improving economic fundamentals. The managers look for companies whose share prices on a risk-adjusted basis are undervalued relative to earnings, assets, or book value. Fund net assets ended the reporting period at $173.3 million.

	Total Return** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	(16.18)%	$0.11	—	$11.74 to $9.76
Class Y Shares	(15.74)%	$0.14	—	$11.75 to $9.80

Wachovia Personal Equity Fund pursues growth of principal and income by investing in a portfolio of high quality companies. This Fund is specifically managed to seek to minimize the unpleasant tax consequence of capital gains distributions through a long-term, buy-and-hold strategy that avoids short-term trading, as well as offsetting or minimizing capital gains by selling securities that have declined in value, have the highest cost basis, or have not met expectations for growth. Fund net assets ended the reporting period at $396.5 million.

	Total Return** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	(4.73)%	$0.01	$0.19	$10.67 to $9.98
Class Y Shares	(4.44)%	$0.03	$0.19	$10.68 to $10.00

Wachovia Balanced Fund pursues a popular investment objective—long-term growth and current income—by investing in a quality combination of stocks and bonds. At the end of the reporting period, Fund net assets totaled $624.4 million.

	Total Return** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	4.94%	$0.32	$0.09	$13.45 to $13.71
Class B Shares	4.19%	$0.22	$0.09	$13.41 to $13.67
Class Y Shares	5.19%	$0.35	$0.09	$13.47 to $13.73

Wachovia Fixed Income Fund pursues a high level of total return from a diversified portfolio of income-producing securities that may include U.S. government agency securities, corporate bonds, U.S. Treasury securities, closed-end investment companies, asset-backed securities, collateralized mortgage obligations, foreign bonds, and a repurchase agreement. At the end of the reporting period, the Fund’s net assets totaled $580.6 million.

	Total Return** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	8.03%	$0.55	—	$9.52 to $9.71
Class B Shares	7.23%	$0.47	—	$9.52 to $9.71
Class Y Shares	8.31%	$0.57	—	$9.52 to $9.71

*
Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

**
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

***
International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries.

Wachovia Intermediate Fixed Income Fund pursues current income consistent with preservation of capital from a diversified portfolio of intermediate-term income-producing securities that may include U.S. government agency securities, corporate bonds, U.S. Treasury securities, asset-backed securities, closed-end investment companies, collateralized mortgage obligations, and repurchase agreements. At the end of the reporting period, the Fund’s net assets totaled $132.4 million.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	7.34%	$0.52	$0.01	$9.57 to $9.72
Class Y Shares	7.52%	$0.55	$0.01	$9.57 to $9.71

Wachovia Short-Term Fixed Income Fund pursues a high level of income from a diversified portfolio that consists primarily of asset-backed securities, corporate bonds, U.S. government agency obligations, U.S. Treasury securities and a repurchase agreement. These short-term, income-producing securities are managed to pursue an income stream, and help cushion shareholders against volatility during periods of interest rate increases. Net assets totaled $47.7 million on the last day of the reporting period.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	6.82%	$0.53	—	$9.63 to $9.73
Class Y Shares	7.09%	$0.56	—	$9.63 to $9.73

THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Georgia state income tax.** The fund invests in a portfolio of bonds issued by municipalities across Georgia that are rated A or higher by nationally recognized rating agencies.*** Total net assets reached $111.6 million on the last day of the reporting period.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	6.86%	$0.48	—	$10.61 to $10.84
Class Y Shares	7.13%	$0.50	—	$10.61 to $10.84

Wachovia North Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and North Carolina state income tax.** At the end of the reporting period, the Fund’s $425.7 million net assets were invested in bonds issued by municipalities across North Carolina. All holdings are rated A or higher at the time of purchase by nationally recognized rating agencies.***

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	6.71%	$0.45	$0.01	$10.72 to $10.96
Class Y Shares	6.98%	$0.48	$0.01	$10.72 to $10.96

Wachovia South Carolina Municipal Bond Fund pursues monthly income exempt from federal regular income tax and South Carolina state income tax.** The fund invests in a portfolio of bonds issued by municipalities South Carolina that are rated A or higher at the time of purchase by nationally recognized rating agencies.*** Total net assets reached $333.6 million at the reporting period’s end.

	Total Return* Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	7.45%	$0.49	$0.00†	$10.57 to $10.84
Class Y Shares	7.71%	$0.52	$0.00†	$10.57 to $10.84

*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

**	Income may be subject to the federal alternative minimum tax.
***	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.
†	Less than $0.01 per share.

Wachovia Virginia Municipal Bond Fund pursues monthly income exempt from federal regular income tax and Virginia state income tax.* The fund invests in a portfolio of bonds issued by municipalities Virginia that are rated A or higher at the time of purchase by nationally recognized rating agencies.** Total net assets reached $131.8 million at the reporting period’s end.

	Total Return*** Based on NAV	Income Distributions	Capital Gains Distributions	Share Price Change
Class A Shares	7.24%	$0.45	—	$9.84 to $10.08
Class Y Shares	7.51%	$0.48	—	$9.84 to $10.08

Thank you for pursing your financial goals through the diversification and professional management of the Wachovia Funds. As we begin a new millennium, we renew our commitment to keep you up-to-date on your investment progress through the highest level of service.

Sincerely,

/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

*	Income may be subject to the federal alternative minimum tax.
**	Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.
***
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Total returns for the period adjusted for the sales charge (A Shares) or contingent deferred sales charge (B Shares) are as follows:

Wachovia Equity Fund, Class A Shares, (4.35)%; Class B Shares, (4.20)%
Wachovia Quantitative Equity Fund, Class A Shares, (2.37)%; Class B Shares, (2.23)%
Wachovia Growth & Income Fund, Class A Shares, (9.12)%
Wachovia Equity Index Fund, Class A Shares, (10.19)%
Wachovia Special Values Fund, Class A Shares, 2.27%; Class B Shares, 2.74%
Wachovia Emerging Markets Fund, Class A Shares, (21.02)%
Wachovia Personal Equity Fund, Class A Shares, (10.20)%
Wachovia Balanced Fund, Class A Shares, (1.09)%; Class B Shares, (0.81)%
Wachovia Fixed Income Fund, Class A Shares, 3.16%; Class B Shares, 2.23%
Wachovia Intermediate Fixed Income Fund, Class A Shares, 2.52%
Wachovia Short-Term Fixed Income Fund, Class A Shares, 4.12%
Wachovia Georgia Municipal Bond Fund, Class A Shares, 2.05%
Wachovia North Carolina Municipal Bond Fund, Class A Shares, 1.86%
Wachovia South Carolina Municipal Bond Fund, Class A Shares, 2.59%
Wachovia Virginia Municipal Bond Fund, Class A Shares, 2.45%

OVERVIEW

EQUITY MARKET

One month into the fiscal year, many equity markets treaded water as investors wondered whether the Y2K bug had any sting. After the widely anticipated disaster proved to be a colossal non-event, investor relief turned to exuberant optimism and drove impressive returns in growth-oriented stocks through the first quarter of the year. However, this early optimism was temporary. In late March, confidence started to waiver as a long series of high profile corporate revenue and earnings disappointments began to ripple through the markets. An inflation-wary Federal Reserve Board (the “Fed”) continued to raise interest rates through the first half of the year, further dampening investor enthusiasm. As summer turned to fall and the indications of slower domestic economic growth mounted, the negative performance in growth stocks accelerated and impacted most of the broader markets. By the end of the year, the result was a dramatic reversal of performance from the prior year. Both developed and emerging inte rnational markets gave back much of the strong returns generated in the previous year. In the United States, the five-year streak of Standard & Poor’s 500 Index (“S&P 500”) returns in excess of 20% came to an end as investors were reminded that high returns bring with them the prospect of high risk. 1 Reversing a trend seen over the past five years, value investments dramatically outperformed growth investments across all market capitalization ranges. As we enter the new year, investor sentiment has shifted from fear to cautious optimism, courtesy of the Fed’s recent adoption of a less restrictive monetary policy. Just as it took several quarters for the Fed’s tighter policy to slow the economy through 1998-99, it will take time for easier money to result in improving economic indicators.

WACHOVIA EQUITY FUND SHAREHOLDER :

Equity markets continued their roller-coaster ride during the last quarter of the year and presented an extremely challenging environment for the equity investor. Increased signs of a slowing economy, disappointing corporate revenues and earnings outlooks, and investor anxiety over the direction of Fed interest rate policy contributed significantly to the volatile environment. As measured by the Standard & Poor’s Smallcap 600 Index (“S&P 600”), small-capitalization stock fell 12.30% during the quarter, but were able to rise 7.72% for the year. 2 Midcap stocks registered the strongest performance during the quarter, despite the Standard & Poor’s Midcap 400 Index (“S&P 400”) falling 11.29%, and managed to post a strong 15.64% increase for the year. 3 The S&P 500 declined 13.12% during the fourth quarter and fell 4.22% for the year. In a continuation of recent trends, value stocks substantially outperformed their growth-oriented counterparts across all market-cap ranges.

WACHOVIA QUANTITATIVE EQUITY FUND SHAREHOLDER :

The Wachovia Quantitative Equity Fund (all Classes at NAV) outperformed the benchmark S&P 500 during the fiscal year ended November 30, 2000. The fund’s sector neutral approach rebounded from the underperformance in the prior year as several sectors and the market breadth improved. Issues within the utility sector continued to again outperform during the year. Stock selection with the value-oriented factors showed little outperformance over the growth-oriented factors until late in the year when the technology sector weakened. Over the long term the Quantitative model continues to provide discrimination between the best and the worst performing stocks.

1.	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index is unmanaged.

2.	The S&P 600 consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. The index is unmanaged.

3.	The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged.

WACHOVIA GROWTH & INCOME FUND SHAREHOLDER :

Two factors combined to offset what was generally value added stock selection in the fund. First, as the Nasdaq Composite Index (the “Nasdaq Composite”) halved from March to December, the fund’s overweight position in information technology was detrimental to relative performance. 5 Second, the fund’s focus on large capitalization stocks hurt performance in a year when mid and small cap stocks were the best performers. The fund continues to have a large capitalization bias and an overweight in information technology, as we believe that both investment themes should pay off in the coming year.

WACHOVIA EQUITY INDEX FUND SHAREHOLDER :

The equity market performed weakly in the past year with larger capitalization companies dragging down the performance of the S&P 500. In a reversal from the previous year, the largest 100 companies significantly underperformed the rest of the index. Value-style investing outperformed growth investing. Technology and telecommunications services were the worst performing sectors. Utilities and materials stocks bounced back strongly from a weak prior year performance.

WACHOVIA SPECIAL VALUES FUND SHAREHOLDER :

For the second year in a row, small cap companies outperformed their large cap counterparts (as measured by broad market indices) with negative returns common to both. Investment style again proved the primary factor in determining returns, with small cap value stocks outperforming growth stocks by an historically unprecedented margin. In this unfriendly market environment, the Wachovia Special Values fund enjoyed its best performance in several years, recording a positive total return for Class A Shares at NAV of 8.52% for the year ended November 30, 2000. 4

The wide valuation gap between small cap value and growth stocks was corrected during the year as investors redirected capital to a more defensive posture (utilities, health care, real estate investment trusts) and avoided the volatile Internet and technology areas. Thus, the risk/reward aspects of small value stocks is less favorable than they were one year ago. Additionally, with an economic slowdown now evident, many small cap companies face declining revenues and rising costs in the year ahead—a poor recipe for growing earnings. In an attempt to counter such investment risks, we will continue to invest in financially strong companies and pay only modest prices for them. In the past such an approach has kept us in good stead during both good times and bad.

WACHOVIA EMERGING MARKETS FUND SHAREHOLDER :

The stellar returns of the previous year were a tough act to follow for emerging market stocks. By midyear, investors began to scrutinize their higher beta or more volatile investments in light of steadily higher interest rates and concerns over a US economy that appeared to be too strong. The Fed was ultimately successful in slowing the US economy and in wringing some of the speculative nature out of the securities markets. Unfortunately, emerging markets were caught in the crossfire of higher rates, indicators of slowing economic growth and a declining investor risk tolerance. The result was that most equity investments performed poorly during the year, and emerging market stocks posted heavy losses.

Concerns over deteriorating G7 economic indicators led the managers of your fund to play most of the year cautiously, holding cash balances of more than 15% at times. We shied away from export-oriented economies such as South Korea or Taiwan that would be most sensitive to a global economic slowdown. We continued our policy of focusing on the highest quality companies and those shares offering attractive value. These strategies, along with a high level of diversification by market and industry, helped the fund to outperform its peers and the Standard & Poor’s International Finance Corporation Investable Index (“IFCI”) by more than five percentage points. 6

WACHOVIA PERSONAL EQUITY FUND SHAREHOLDER :

The Wachovia Personal Equity Fund underperformed the S&P 500 in the past year. The consumer staples, information technology, and utility sectors all turned in strong performances given the difficult market environment. The fourth quarter was especially difficult for the telecommunications sector as fears of over capacity and a slowing world economy became the focus of many investors. The fund is managed in a tax efficient manner with a longer time horizon and less turnover than the other Wachovia Funds. As a result of this philosophy, many of the fund’s holdings are larger companies with good long term records. These types of stocks performed well in the prior year, but gave back much of their performance this year.

4.	Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

5.	The Nasdaq Composite is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq Stock Market. The Index is unmanaged.
6.	The IFCI is an unmanaged market capitalization weighted unmanaged index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world. The Index is unmanaged.

WACHOVIA BALANCED FUND SHAREHOLDER :

Equity markets continued their roller-coaster ride during the last quarter of the year and presented an extremely challenging environment for the equity investor. Increased signs of a slowing economy, disappointing corporate revenues and earnings outlooks, and investor anxiety over the direction of Fed interest rate policy contributed significantly to the volatile environment. As measured by the S&P 600, small-capitalization stocks fell 12.30% during the last quarter, but were able to rise 7.72% for the year. Midcap stocks registered the strongest performance during the quarter, despite the S&P 400 falling 11.29%, and managed to post a strong 15.64% increase for the year. The S&P 500 Index of large-cap stocks declined 13.12% during the fourth quarter and fell 4.22% for the year. In a continuation of recent trends, value stocks substantially outperformed their growth-oriented counterparts across all market-cap ranges.

Domestic bond markets saw two distinct pricing environments in the first and second halves of the year, with most of the price gains occurring in the latter half. Through May, the market was relatively weak as short-term and intermediate-term bond prices declined across all major market sectors. Although long-term Treasuries and Agencies moved somewhat higher during this period, long-term corporate bond prices also declined. Within days of the Fed’s interest rate increase in May, the market began to rally and bond prices trended upward throughout most sectors for the remainder of the year. At first, the strong second-half market was driven by increased evidence of slower economic growth and the perception that the Fed had succeeded in warding-off inflationary pressures. As the year progressed, concern grew that the economy was slowing more than was expected, providing further strength to the rally, particularly in the Treasury market.

FIXED INCOME MARKET

Interest rates declined significantly in the past year, with most of the move down occurring during the second half of the year on signs of weaker economic growth and a faltering stock market. The largest rate declines were registered in the Treasury sector, as investors sought a safe haven from the turmoil in the equity market, and the government repurchased long term debt due to rising budget surpluses. The net result of these events was an inverted yield curve, which historically has been a reliable leading indicator of an economic slowdown.

Signs of an impending economic slowdown, combined with several credit events, declining stock prices, and poor secondary market liquidity, left spreads on corporate debt at recessionary levels. As a result, corporate bonds posted their worst relative performance in over a decade. Agency and mortgage debt fared somewhat better, but also underperformed Treasuries. Thus, during the year investors reaped the most rewards by being in the least risky asset class—U.S. Treasuries.

WACHOVIA FIXED INCOME FUND SHAREHOLDER :

The Wachovia Fixed Income Fund slightly underperformed the benchmark Lehman Aggregate Bond Index (“Lehman Aggregate”). 7 Domestic bond markets saw two distinct pricing environments in the first and second halves of the year, with most of the price gains occurring in the latter half. Through May, the market was relatively weak as short-term and intermediate-term bond prices declined across all major market sectors. Although long-term Treasuries and Agencies moved somewhat higher during this period, long-term corporate bond prices also declined. Within days of the Fed’s interest rate increase in May, the market began to rally and bond prices trended upward throughout most sectors for the remainder of the year. At first, the strong second-half market was driven by increased evidence of slower economic growth and the perception that the Fed had succeeded in warding-off inflationary pressures. As the year progressed, concern grew that the economy was slowing more than was expected, providing further strength to the rally, particularly in the Treasury market.

WACHOVIA INTERMEDIATE FIXED -INCOME FUND /SHORT TERM FIXED INCOME FUND SHAREHOLDERS :

Interest rates were lower at the end of the year than the beginning. The significant reduction in rates began in May following the last Fed rate hike as signs of a much slower economy began to emerge and as the stock market deteriorated. Corporate bond spreads widened as market participants reacted to a slower economy and earnings disappointment. Lower quality corporate securities underperformed higher quality corporate securities. Both the Wachovia Short Term Fixed Income Fund and Intermediate Fixed Income Fund performed well as those funds were invested in higher quality corporates, and they both maintained a significant allocation to Treasuries and Agencies, which were the best performing sectors.

7.	The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers
Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total
return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Index is unmanaged.

MUNICIPAL BOND MARKET
WACHOVIA GEORGIA MUNICIPAL BOND FUND
WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
WACHOVIA VIRGINIA MUNICIPAL BOND FUND

The past year was a difficult one for the Wachovia municipal bond funds. After exceptional performance the previous year, where we successfully defended the funds against a declining bond market, we were caught unprepared for the remarkable turnaround that began in late January, 2000. We had the portfolios positioned defensively in early 2000, as we awaited evidence that the Fed’s actions were going to have the desired effect of slowing the booming economy. Yet despite continued economic vigor and a soaring stock market the bond market headed suddenly higher, triggered by the then-assistant Treasury Secretary’s remarks in late January that forecasts of growing budget surpluses would lead to U.S. Treasury bond buy-backs. The market suddenly concluded that a shortage of benchmark Treasury bonds would result, and a near-panic surge in buying sent rates lower, pulling municipal yields lower as well. We initially resisted the speculation that a lasting bond rally had begun, but by late February w e acknowledged that an interest rate peak had indeed been reached in January, and that the prospect of a low issuance year for new municipal deals and the likelihood that Fed rate hikes of short term interest rates would lead to declining rates for the balance of the year. We re-positioned our portfolios to benefit from our new strategy. The South Carolina and Virginia Funds eventually turned in above average performance for the year, but the North Carolina and Georgia funds were never able to fully recover the ground lost in February during the market surge, and finished the year with returns that failed to reach their benchmark medians.

WACHOVIA EQUITY FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Equity Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(4.35)%
5 Year	16.05%
Start of Performance (5/7/93) (cumulative)	189.73%
Start of Performance (5/7/93)	15.09%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 1.47%, 17.44%, 207.41%, and 16.00%, respectively.

WACHOVIA EQUITY FUND (CLASS B SHARES )

Growth of $10,000 Invested in Wachovia Equity Fund (Class B Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(4.20)%
Start of Performance (7/23/96) (cumulative)	103.89%
Start of Performance (7/23/96)	17.76%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA EQUITY FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Equity Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	1.78%
Start of Performance (7/23/96) (cumulative)	114.79%
Start of Performance (7/23/96)	19.18%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA EQUITY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—88.5%
	Basic Materials—2.3%
41,751	Alcoa, Inc.	$ 1,176,856
101,881	International Paper Co.	3,451,219
65,164	Praxair, Inc.	2,341,831
48,102	(1)Watson Pharmaceuticals, Inc.	2,212,692

	Total	9,182,598

	Capital Goods—6.3%
23,518	Corning, Inc.	1,375,803
251,349	General Electric Co.	12,457,485
132,833	Tyco International Ltd.	7,006,941
65,508	United Technologies Corp.	4,638,785

	Total	25,479,014

	Communication Services—5.1%
173,475	(1)Global Crossing Ltd.	2,146,753
112,464	(1)NEXTEL Communications, Inc., Class A	3,486,384
55,904	(1)Qwest Communications International, Inc.	2,110,376
79,830	SBC Communications, Inc.	4,385,661
104,249	(1)Sprint Corp. (PCS Group)	2,365,149
62,821	Verizon Communications	3,529,755
157,651	(1)Worldcom, Inc.	2,354,912

	Total	20,378,990

	Consumer Cyclicals—4.0%
61,684	Costco Wholesale Corp.	2,012,440
40,869	Interpublic Group Cos., Inc.	1,596,445
140,871	Lowe’s Cos., Inc.	5,643,644
132,713	Wal-Mart Stores, Inc.	6,925,960

	Total	16,178,489

	Consumer Staples—9.0%
131,989	(1)AT&T Corp.—Liberty Media Corp., Class A	1,790,101
113,797	CVS Corp.	6,472,204
41,417	(1)Clear Channel Communications, Inc.	2,091,558
86,832	(1)Comcast Corp., Class A	3,337,605
60,177	Kimberly-Clark Corp.	4,208,629
220,304	(1)Kroger Co., Inc.	5,838,056
91,830	Philip Morris Cos., Inc.	3,506,758
63,735	Time Warner, Inc.	3,951,570
95,623	(1)Viacom, Inc., Class B	4,888,726

	Total	36,085,207

Shares		Value

Common Stocks—continued
	Energy—7.2%
150,684	Conoco, Inc., Class A	$ 3,710,593
64,769	ENSCO International, Inc.	1,574,696
147,403	Exxon Mobil Corp.	12,971,464
83,418	Royal Dutch Petroleum Co., ADR	4,979,012
63,902	Schlumberger Ltd.	3,961,924
27,657	Texaco, Inc.	1,605,835

	Total	28,803,524

	Finance—15.7%
130,623	American Express Co.	7,176,101
106,137	American International Group, Inc.	10,288,655
76,451	Bank of America Corp.	3,053,262
52,429	Bank of New York Co., Inc.	2,893,425
90,394	Chase Manhattan Corp.	3,333,279
255,397	Citigroup, Inc.	12,721,963
46,052	Franklin Resources, Inc.	1,667,543
97,317	Freddie Mac	5,881,596
29,320	MBIA, Inc.	2,019,415
64,894	MBNA Corp.	2,315,905
12,747	Marsh & McLennan Cos., Inc.	1,467,498
43,841	Morgan Stanley, Dean Witter & Co.	2,778,423
23,787	PNC Financial Services Group	1,581,836
129,808	Wells Fargo Co.	6,157,767

	Total	63,336,668

	Health Care—11.4%
44,232	American Home Products Corp.	2,659,449
47,514	(1)Amgen, Inc.	3,023,078
20,954	Applera Corp.—Applied Biosystems Group	1,731,324
80,373	Bristol-Myers Squibb Co.	5,570,854
25,754	Genentech, Inc.	1,752,882
25,551	Guidant Corp.	1,378,157
79,897	Johnson & Johnson	7,989,700
63,848	Medtronic, Inc.	3,399,906
77,944	Merck & Co., Inc.	7,224,435
249,301	Pfizer, Inc.	11,047,151

	Total	45,776,936

	Technology—23.4%
26,029	Automatic Data Processing, Inc.	1,717,914
335,160	(1)Cisco Systems, Inc.	16,045,785
197,216	(1)EMC Corp.	14,667,940

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY FUND

Shares		Value

Common Stocks—continued
	Technology—continued
77,282	Honeywell International, Inc.	$ 3,767,497
22,645	(1)i2 Technologies, Inc.	2,185,243
121,204	Intel Corp.	4,613,327
91,081	(1)JDS Uniphase Corp.	4,559,743
101,872	(1)Microsoft Corp.	5,844,906
89,368	(1)Network Appliance, Inc.	4,412,545
192,372	Nortel Networks Corp.	7,262,043
87,716	(1)RF Micro Devices, Inc.	1,666,604
16,180	(1)SDL, Inc.	2,940,715
140,350	(1)Sun Microsystems, Inc.	10,675,372
142,612	Texas Instruments, Inc.	5,321,210
87,133	(1)Veritas Software Corp.	8,500,913

	Total	94,181,757

	Transportation—1.0%
134,537	Southwest Airlines Co.	4,246,324

	Utilities—3.1%
76,087	Duke Energy Corp.	6,843,075
22,341	El Paso Energy Corp.	1,341,856
65,504	Enron Corp.	4,241,384

	Total	12,426,315

	Total Common Stocks (identified cost $273,794,274)	356,075,822

Principal Amount		Value

(2) U.S. Treasury Obligations—0.6%
$ 2,200,000	United States Treasury Bill, 12/14/2000	$ 2,195,336
400,000	United States Treasury Bill, 3/15/2001	393,068

	Total U.S. Treasury Obligations (identified cost $2,588,249)	2,588,404

(3) Repurchase Agreement—10.9%
43,878,504	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	43,878,504

	Total Investments (identified cost $320,261,027)	$402,542,730

(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class A Shares) (the “Fund”) from March 25, 1994 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(2.37)%
5 Year	16.74%
Start of Performance (3/25/94) (cumulative)	192.83%
Start of Performance (3/25/94)	17.43%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (3/25/94) (cumulative) and start of performance (3/25/94) periods were 3.58%, 18.13%, 210.70%, and 18.48%, respectively.

WACHOVIA QUANTITATIVE EQUITY FUND (CLASS B SHARES )

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class B Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(2.23)%
Start of Performance (7/23/96) (cumulative)	114.44%
Start of Performance (7/23/96)	19.13%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA QUANTITATIVE EQUITY FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Quantitative Equity Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Quantitative Equity Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	3.79%
Start of Performance (7/23/96) (cumulative)	125.76%
Start of Performance (7/23/96)	20.55%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA QUANTITATIVE EQUITY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—99.0%
	Basic Materials—2.8%
220,000	Ecolab, Inc.	$ 9,556,250
80,000	Georgia-Pacific Corp.	2,015,000
100,849	Praxair, Inc.	3,624,261
90,000	Weyerhaeuser Co.	3,937,500

	Total	19,133,011

	Capital Goods—8.8%
420,000	Corning, Inc.	24,570,000
384,000	General Electric Co.	19,032,000
200,000	Tyco International Ltd.	10,550,000
83,500	United Technologies Corp.	5,912,844

	Total	60,064,844

	Communication Services—7.3%
250,000	(1)ADC Telecommunications, Inc.	5,046,875
55,000	AT&T Corp.	1,079,375
240,000	BellSouth Corp.	10,035,000
86,466	(1)Qwest Communications International, Inc.	3,264,092
300,000	SBC Communications, Inc.	16,481,250
110,000	Sprint Corp.	2,530,000
203,700	Verizon Communications	11,445,394

	Total	49,881,986

	Consumer Cyclicals—5.5%
95,000	(1)Best Buy Co., Inc.	2,446,250
45,000	Black & Decker Corp.	1,628,437
80,000	Gannett Co., Inc.	4,290,000
70,000	Knight-Ridder, Inc.	3,600,625
50,000	Lowe’s Cos., Inc.	2,003,125
71,282	Radioshack Corp.	3,341,344
145,000	TJX Cos., Inc.	3,715,625
240,000	Target Corp.	7,215,000
175,000	Wal-Mart Stores, Inc.	9,132,813

	Total	37,373,219

	Consumer Staples—12.9%
130,000	Albertsons, Inc.	3,323,125
156,000	Anheuser-Busch Cos., Inc.	7,400,250
92,733	(1)Brinker International, Inc.	3,790,461
80,000	CVS Corp.	4,550,000
210,000	IBP, Inc.	4,711,875
182,569	(1)Metro-Goldwyn-Mayer, Inc.	3,149,315
240,000	PepsiCo, Inc.	10,890,000
227,134	Philip Morris Cos., Inc.	8,673,680
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
150,000	Quaker Oats Co.	$ 13,040,625
194,000	(1)Safeway, Inc.	11,433,875
382,109	SUPERVALU, Inc.	6,925,726
185,000	SYSCO Corp.	10,221,250

	Total	88,110,182

	Energy—6.2%
100,000	BP Amoco PLC, ADR	4,743,750
40,000	Chevron Corp.	3,275,000
255,851	Exxon Mobil Corp.	22,514,888
180,000	Royal Dutch Petroleum Co., ADR	10,743,750
20,000	Texaco, Inc.	1,161,250

	Total	42,438,638

	Finance—15.2%
200,000	Ambac Financial Group, Inc.	15,275,000
95,000	American General Corp.	7,119,062
30,000	American National Insurance Co.	2,092,500
75,000	Bank of America Corp.	2,995,312
140,000	Bank of New York Co., Inc.	7,726,250
60,000	CIGNA Corp.	7,905,000
245,000	Chase Manhattan Corp.	9,034,375
560,000	Citigroup, Inc.	27,895,000
20,000	J.P. Morgan & Co., Inc.	2,696,250
47,000	Marsh & McLennan Cos., Inc.	5,410,875
125,000	PNC Financial Services Group	8,312,500
200,000	SouthTrust Corp.	6,750,000

	Total	103,212,124

	Health Care—13.3%
85,000	Abbott Laboratories	4,680,312
120,000	(1)Amgen, Inc.	7,635,000
38,000	Baxter International, Inc.	3,289,375
205,200	Bristol-Myers Squibb Co.	14,222,925
150,000	Guidant Corp.	8,090,625
75,000	Johnson & Johnson	7,500,000
110,000	Lilly (Eli) & Co.	10,305,625
75,000	Merck & Co., Inc.	6,951,563
175,000	Pfizer, Inc.	7,754,688
40,000	Pharmacia Corp.	2,440,000
319,200	Schering Plough Corp.	17,895,150

	Total	90,765,263

	Technology—21.4%
50,000	(1)America Online, Inc.	2,030,500

(See Notes to Portfolios of Investments)

WACHOVIA QUANTITATIVE EQUITY FUND

Shares		Value

Common Stocks—continued
	Technology—continued
50,000	(1)Applied Materials, Inc.	$ 2,021,875
480,000	(1)Cisco Systems, Inc.	22,980,000
520,000	(1)EMC Corp.	38,675,000
120,000	Eastman Kodak Co.	5,040,000
230,000	Intel Corp.	8,754,375
128,000	International Business Machines Corp.	11,968,000
100,000	(1)Lexmark International Group, Class A	4,600,000
150,000	Lucent Technologies, Inc.	2,334,375
175,000	(1)Microsoft Corp.	10,040,625
300,000	(1)Oracle Corp.	7,950,000
390,000	(1)Sun Microsystems, Inc.	29,664,375

	Total	146,059,125

	Transportation—0.2%
20,000	Delta Air Lines, Inc.	950,000

	Utilities—5.4%
183,226	Coastal Corp.	13,421,304
145,158	Duke Energy Corp.	13,055,148

Shares or Principal Amount		Value

Common Stocks—continued
	Utilities—continued
60,000	Enron Corp.	$ 3,885,000
65,000	Southern Co.	2,051,562
125,000	Williams Cos., Inc. (The)	4,421,875

	Total	36,834,889

	Total Common Stocks (identified cost $340,521,112)	674,823,281

(2) U.S. Treasury Obligation—0.2%
$1,500,000	United States Treasury Bill, 12/14/2000 (identified cost $1,496,791)	1,496,820

(3) Repurchase Agreement—1.0%
7,145,505	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	7,145,505

	Total Investments (identified cost $349,163,408)	$683,465,606

(See Notes to Portfolios of Investments)

WACHOVIA GROWTH AND INCOME FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Growth and Income Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth and Income Fund (Class A Shares) (the “Fund”) from January 29, 1993 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(9.12)%
5 Year	17.17%
Start of Performance (1/29/93) (cumulative)	198.33%
Start of Performance (1/29/93)	14.96%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (1/29/93) (cumulative) and start of performance (1/29/93) periods were (3.57%), 18.57%, 216.53%, and 15.83%, respectively.

WACHOVIA GROWTH AND INCOME FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Growth and Income Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Growth and Income Fund (Class Y Shares) (the “Fund”) from March 30, 1998 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**
[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(3.33)%
Start of Performance (3/30/98) (cumulative)	23.76%
Start of Performance (3/30/98)	8.30%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA GROWTH AND INCOME FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—99.5%
	Basic Materials—1.2%
117,050	Alcoa, Inc.	$ 3,299,347

	Capital Goods—8.3%
263,055	General Electric Co.	13,037,663
107,000	Tyco International Ltd.	5,644,250
72,751	United Technologies Corp.	5,151,680

	Total	23,833,593

	Communication Services—4.1%
36,982	Alltel Corp.	2,265,148
118,979	(1)Global Crossing Ltd.	1,472,365
64,652	(1)NEXTEL Communications, Inc., Class A	2,004,212
57,417	(1)Qwest Communications International, Inc.	2,167,492
38,378	Verizon Communications, Inc.	2,156,364
108,069	(1)Worldcom, Inc.	1,614,281

	Total	11,679,862

	Consumer Cyclicals—4.8%
33,157	General Motors Corp.	1,641,271
95,272	Lowe’s Cos., Inc.	3,816,835
60,169	Marriott International, Inc., Class A	2,493,253
25,949	McGraw-Hill Cos., Inc.	1,378,541
85,186	Wal-Mart Stores, Inc.	4,445,644

	Total	13,775,544

	Consumer Staples—9.9%
171,826	(1)AT&T Corp.—Liberty Media Corp., Class A	2,330,390
70,320	CVS Corp.	3,999,450
64,421	Colgate-Palmolive Co.	3,784,734
138,777	(1)Kroger Co., Inc.	3,677,591
51,954	PepsiCo, Inc.	2,357,413
45,715	Procter & Gamble Co.	3,422,911
63,094	Time Warner, Inc.	3,911,828
93,597	(1)Viacom, Inc., Class B	4,785,147

	Total	28,269,464

	Energy—5.9%
130,715	Exxon Mobil Corp.	11,502,920
90,140	Royal Dutch Petroleum Co., ADR	5,380,231

	Total	16,883,151

Shares or Principal Amount		Value

Common Stocks—continued
	Finance—19.0%
77,634	American Express Co.	$ 4,265,018
97,122	American International Group, Inc.	9,414,764
272,841	Citigroup, Inc.	13,590,892
80,000	Franklin Resources, Inc.	2,896,800
184,000	Freddie Mac	11,120,500
131,679	Morgan Stanley, Dean Witter & Co.	8,345,157
100,000	Wells Fargo Co.	4,743,750

	Total	54,376,881

	Healthcare—14.0%
153,703	Abbott Laboratories	8,463,271
1,272	Bristol-Myers Squibb Co.	88,165
75,489	Johnson & Johnson	7,548,900
114,632	Merck & Co., Inc.	10,624,954
80,000	Pfizer, Inc.	3,545,000
176,010	Schering Plough Corp.	9,867,561

	Total	40,137,851

	Technology—28.9%
345,602	(1)Cisco Systems, Inc.	16,545,791
201,340	(1)EMC Corp.	14,974,662
18,711	(1)i2 Technologies, Inc.	1,805,611
157,448	Intel Corp.	5,992,864
89,255	(1)JDS Uniphase Corp.	4,468,328
77,918	(1)Microsoft Corp.	4,470,545
152,420	Nokia Oyj., Class A ADR	6,515,955
93,072	Nortel Networks Corp.	3,513,468
162,706	(1)Sun Microsystems, Inc.	12,375,825
203,488	Texas Instruments, Inc.	7,592,646
43,964	(1)Veritas Software Corp.	4,289,238

	Total	82,544,933

	Utilities—3.4%
107,752	Duke Energy Corp.	9,690,945

	Total Common Stocks (identified cost $155,911,687)	284,491,571

(2) U.S. Treasury Obligation—0.2%
$500,000	United States Treasury Bill, 12/14/2000 (identified cost $498,930)	498,940

(See Notes to Portfolios of Investments)

WACHOVIA GROWTH AND INCOME FUND

Principal Amount		Value

(3) Repurchase Agreement—0.3%
$978,425	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 978,425

	Total Investments (identified cost $157,389,042)	$285,968,936

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(10.19)%
5 Year	16.50%
Start of Performance (5/7/93) (cumulative)	210.81%
Start of Performance (5/7/93)	16.16%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were (4.70%), 17.88%, 229.77%, and 17.08%, respectively.

WACHOVIA EQUITY INDEX FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Equity Index Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Equity Index Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(4.42)%
Start of Performance (7/23/96) (cumulative)	117.33%
Start of Performance (7/23/96)	19.50%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—94.0%
	Basic Materials—2.0%
9,151	Air Products & Chemicals, Inc.	$ 315,138
13,158	Alcan Aluminum Ltd.	399,674
34,434	Alcoa, Inc.	970,608
15,595	Barrick Gold Corp.	233,925
2,068	Bemis Co., Inc.	61,394
5,132	(1)Bethlehem Steel Corp.	11,547
2,224	Boise Cascade Corp.	64,218
26,212	Dow Chemical Co.	801,104
41,499	Du Pont (E.I.) de Nemours & Co.	1,755,926
3,138	Eastman Chemical Co.	135,522
5,112	Ecolab, Inc.	222,052
4,999	Engelhard Corp.	98,418
1,314	(1)FMC Corp.	89,188
6,556	Freeport-McMoRan Copper & Gold, Inc., Class B	52,858
9,168	Georgia-Pacific Corp.	230,907
4,336	Goodrich (B.F.) Co.	164,226
2,470	(1)Grace (W.R.) & Co.	5,712
2,158	Great Lakes Chemical Corp.	75,395
3,958	Hercules, Inc.	75,202
9,393	Homestake Mining Co.	46,378
6,644	Inco Ltd.	95,507
4,201	International Flavors & Fragrances, Inc.	78,506
18,861	International Paper Co.	638,916
4,306	Louisiana-Pacific Corp.	30,411
4,060	Mead Corp.	107,336
10,515	Newell Rubbermaid, Inc.	204,385
6,606	Newmont Mining Corp.	103,219
3,467	Nucor Corp.	120,478
7,010	PPG Industries, Inc.	292,229
3,575	Phelps Dodge Corp.	175,622
12,938	Placer Dome, Inc.	117,251
1,148	Potlatch Corp.	35,947
6,235	Praxair, Inc.	224,070
8,331	Rohm & Haas Co.	247,847
3,345	Sigma-Aldrich Corp.	119,584
2,206	Temple-Inland, Inc.	101,476
3,491	USX-U.S. Steel Group, Inc.	49,747
5,247	Union Carbide Corp.	226,605
3,999	Vulcan Materials Co.	171,457
3,820	(1)Watson Pharmaceuticals, Inc.	175,720
4,002	Westvaco Corp.	110,305
9,299	Weyerhaeuser Co.	406,831
4,385	Williamette Industries, Inc.	215,413

Shares		Value

Common Stocks—continued
	Basic Materials—continued
3,670	Worthington Industries, Inc.	$ 33,718

	Total	9,891,972

	Capital Goods—8.6%
7,180	(1)Allied Waste Industries, Inc.	88,404
4,605	Avery Dennison Corp.	253,275
1,221	Ball Corp.	47,543
35,275	Boeing Co.	2,436,152
922	Briggs & Stratton Corp.	34,229
14,200	Caterpillar, Inc.	558,238
4,114	Cooper Industries, Inc.	167,903
34,665	Corning, Inc.	2,027,903
2,732	Crane Co.	68,983
5,100	Crown Cork & Seal Co., Inc.	20,719
5,265	Danaher Corp.	343,212
8,987	Deere & Co.	365,659
8,417	Dover Corp.	344,571
2,818	Eaton Corp.	197,612
17,440	Emerson Electric Co.	1,270,940
8,024	General Dynamics Corp.	611,830
390,403	General Electric Co.	19,349,349
3,755	Grainger (W.W.), Inc.	137,292
31,768	Honeywell International, Inc.	1,548,690
11,879	Illinois Tool Works, Inc.	668,936
6,504	Ingersoll-Rand Co.	261,786
3,344	Johnson Controls, Inc.	184,338
15,423	Lockheed Martin Corp.	525,924
17,134	Masco Corp.	330,900
1,733	Millipore Corp.	76,252
15,874	Minnesota Mining & Manufacturing Co.	1,585,416
7,637	Molex, Inc.	313,594
1,641	National Service Industries, Inc.	33,743
2,717	Northrop Grumman, Corp.	229,077
6,161	(1)Owens-Illinois, Inc.	17,713
6,727	Pactiv Corp.	78,622
4,897	Pall Corp.	97,634
4,296	Parker-Hannifin Corp.	166,201
10,812	Pitney Bowes, Inc.	314,224
7,563	Rockwell International Corp.	304,411
3,296	(1)Sealed Air Corp.	104,854
24,443	(1)Solectron Corp.	684,404
5,847	Textron, Inc.	296,004
6,242	(1)Thermo Electron Corp.	181,018
2,240	Thomas & Betts Corp.	32,760

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Capital Goods—continued
2,457	Timken Co.	$ 33,016
69,789	Tyco International Ltd.	3,681,370
19,076	United Technologies Corp.	1,350,819
23,833	Waste Management, Inc.	570,502

	Total	41,996,022

	Communication Services—6.1%
147,114	AT&T Corp.	2,887,112
11,194	Alltel Corp.	685,632
75,187	BellSouth Corp.	3,143,756
5,426	CenturyTel, Inc.	190,927
6,018	(1)Convergys Corp.	253,132
29,525	(1)NEXTEL Communications, Inc., Class A	915,275
29,286	(1)Qualcomm, Inc.	2,350,201
64,542	(1)Qwest Communications International, Inc.	2,436,460
134,720	SBC Communications, Inc.	7,401,180
33,437	Sprint Corp.	769,051
36,493	(1)Sprint Corp. (PCS Group)	827,935
107,983	Verizon Communications	6,067,295
110,796	(1)Worldcom, Inc.	1,655,015

	Total	29,582,971

	Consumer Cyclicals—7.0%
2,815	American Greetings Corp., Class A	25,863
6,083	(1)AutoZone, Inc.	157,017
11,062	(1)Bed Bath & Beyond, Inc.	230,228
8,051	(1)Best Buy Co., Inc.	207,313
3,479	Black & Decker Corp.	125,896
3,618	Block (H&R), Inc.	127,308
23,768	Carnival Corp., Class A	539,237
31,961	(1)Cendant Corp.	293,642
2,348	Centex Corp.	83,061
7,924	Circuit City Stores, Inc.	100,536
8,114	Clorox Co.	362,594
4,323	(1)Consolidated Stores Corp.	37,016
3,000	Cooper Tire & Rubber Co.	27,750
17,076	Costco Cos., Inc.	557,105
1,657	Cummins Engine Co., Inc.	58,513
6,135	Dana Corp.	102,761
22,264	Delphi Auto Systems Corp.	307,521
3,199	Deluxe Corp.	74,577
3,884	Dillards, Inc., Class A	42,724
10,684	Dollar General Corp.	152,915
5,402	Donnelley (R.R.) & Sons Co.	120,870
3,722	Dow Jones & Co.	210,526

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
8,476	(1)Federated Department Stores, Inc.	$ 258,518
2,993	Fluor Corp.	109,244
74,381	Ford Motor Co.	1,692,168
10,656	Gannett Co., Inc.	571,428
33,796	Gap (The), Inc.	842,788
21,332	General Motors Corp.	1,055,934
7,117	Genuine Parts Co.	136,557
6,159	Goodyear Tire & Rubber Co.	104,395
2,804	Harcourt General, Inc.	154,893
6,654	Hasbro, Inc.	76,937
14,538	Hilton Hotels Corp.	136,294
91,376	Home Depot, Inc.	3,580,797
12,406	IMS Health, Inc.	347,368
4,141	ITT Industries, Inc.	137,947
11,755	Interpublic Group Cos., Inc.	459,180
19,010	(1)K Mart Corp.	104,555
1,888	Kaufman & Broad Homes Corp.	59,236
3,103	Knight-Ridder, Inc.	159,611
12,478	(1)Kohl’s Corp.	668,353
7,771	Leggett and Platt, Inc.	126,764
16,535	Limited, Inc.	321,399
2,577	Liz Claiborne, Inc.	101,147
13,857	Lowe’s Cos., Inc.	555,146
9,521	Marriott International, Inc., Class A	394,526
11,744	May Department Stores Co.	329,566
3,584	Maytag Corp.	102,592
2,330	McDermott International, Inc.	20,970
7,782	McGraw-Hill Cos., Inc.	413,419
2,072	Meredith Corp.	63,584
2,662	(1)Navistar International Corp.	86,515
6,788	New York Times Co., Class A	239,701
11,347	Nike, Inc., Class B	483,666
5,522	Nordstrom, Inc.	88,697
14,033	(1)Office Depot, Inc.	92,969
7,094	Omnicom Group, Inc.	557,766
3,092	PACCAR, Inc.	146,870
14,533	Paychex, Inc.	844,731
10,419	Penney (J.C.) Co., Inc.	100,283
1,711	Pulte Corp.	66,087
7,852	Radioshack Corp.	368,062
2,230	(1)Reebok International Ltd.	47,527
1,437	Russell Corp.	23,980
5,124	(1)Sabre Group Holdings, Inc.	182,863
14,116	Sears, Roebuck & Co.	457,923
6,816	Sherwin-Williams Co.	148,674
2,327	Snap-On, Inc.	60,357

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
708	Springs Industries, Inc., Class A	$ 19,293
3,512	Stanley Works	94,605
19,166	(1)Staples, Inc.	229,992
7,243	(1)Starbucks Corp.	330,009
7,600	Starwood Hotels & Resorts Worldwide, Inc.	243,200
12,247	TJX Cos., Inc.	313,829
4,723	TRW, Inc.	156,154
36,153	Target Corp.	1,086,850
5,699	Tiffany & Co.	194,835
8,059	(1)Toys ’R’ Us, Inc.	152,617
12,118	Tribune Co.	448,366
2,276	Tupperware Corp.	41,537
4,754	V.F. Corp.	128,061
6,332	Visteon Corp.	94,189
175,782	Wal-Mart Stores, Inc.	9,173,623
2,671	(1)Wellpoint Health Networks, Inc.	287,967
3,012	Whirlpool Corp.	117,845

	Total	34,139,932

	Consumer Staples—10.7%
2,176	Alberto-Culver Co., Class B	79,696
16,525	Albertsons, Inc.	422,420
36,724	Anheuser-Busch Cos., Inc.	1,742,095
25,405	Archer-Daniels-Midland Co.	323,914
10,444	Avon Products, Inc.	434,730
2,715	Brown-Forman Corp., Class B	175,796
3,416	Brunswick Corp.	58,713
15,410	CVS Corp.	876,444
17,318	Campbell Soup Co.	577,988
23,022	(1)Clear Channel Communications, Inc.	1,162,611
97,393	Coca-Cola Co.	6,099,237
16,418	Coca-Cola Enterprises, Inc.	360,170
23,165	Colgate-Palmolive Co.	1,360,944
35,508	(1)Comcast Corp., Class A	1,364,839
21,130	ConAgra, Inc.	537,494
1,446	Coors Adolph Co., Class B	108,450
5,210	Darden Restaurants, Inc.	137,414
82,179	Disney (Walt) Co.	2,378,055
6,790	Fortune Brands, Inc.	196,061
11,723	General Mills, Inc.	482,108
42,852	Gillette Co.	1,451,611
11,885	Harley Davidson, Inc.	540,025
5,000	(1)Harrah’s Entertainment, Inc.	140,000
14,333	Heinz (H.J.) Co.	653,943
5,672	Hershey Foods Corp.	358,754
16,017	Kellogg Co.	394,419

Shares		Value

Common Stocks—continued
	Consumer Staples—continued
21,431	Kimberly-Clark Corp.	$ 1,498,831
32,428	(1)Kroger Co., Inc.	859,342
1,536	Longs Drug Stores Corp.	30,528
15,694	Mattel, Inc.	198,137
52,855	McDonald’s Corp.	1,684,753
12,838	Nabisco Group Holdings Corp.	377,116
57,888	PepsiCo, Inc.	2,626,668
88,523	Philip Morris Cos., Inc.	3,380,472
52,112	Procter & Gamble Co.	3,901,886
5,398	Quaker Oats Co.	469,289
12,752	Ralston Purina Co.	335,537
19,159	(1)Safeway, Inc.	1,129,184
34,047	Sara Lee Corp.	817,128
17,153	Seagram Co. Ltd.	816,912
5,535	SUPERVALU, Inc.	100,322
13,205	SYSCO Corp.	729,576
52,127	Time Warner, Inc.	3,231,874
6,040	(1)Tricon Global Restaurants, Inc.	217,440
6,638	UST, Inc.	157,653
22,587	Unilever NV, ADR	1,401,806
60,310	(1)Viacom, Inc., Class B	3,083,349
39,390	Walgreen Co.	1,755,317
4,945	Wendy’s International, Inc.	132,897
5,879	Winn-Dixie Stores, Inc.	127,133
4,598	Wrigley (Wm.), Jr. Co.	417,556

	Total	51,898,637

	Energy—6.1%
3,571	Amerada-Hess Corp.	218,724
8,798	Anadarko Petroleum Corp.	523,481
4,883	Apache Corp.	255,137
3,036	Ashland, Inc.	95,252
12,912	Baker Hughes, Inc.	426,903
4,827	CMS Energy Corp.	134,251
25,785	Chevron Corp.	2,111,147
24,768	Conoco, Inc., Class B	620,748
5,897	Constellation Energy Group	239,934
5,000	Devon Energy Corp.	246,250
12,200	Dynegy, Inc.	539,850
136,943	Exxon Mobil Corp.	12,050,984
17,364	Halliburton Co.	579,523
3,693	Kerr-McGee Corp.	224,581
5,280	KeySpan Corp.	201,300
5,870	(1)Nabors Industries, Inc.	257,928
13,614	Occidental Petroleum Corp.	294,403
10,064	Phillips Petroleum Co.	568,616
11,664	Reliant Energy, Inc.	457,812

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Energy—continued
3,658	(1)Rowan Cos., Inc.	$ 72,703
84,740	Royal Dutch Petroleum Co., ADR	5,057,919
22,296	Schlumberger Ltd.	1,382,352
8,074	Sempra Energy	197,308
3,709	Sunoco, Inc.	102,925
10,734	TXU Corp.	428,689
21,080	Texaco, Inc.	1,223,958
8,115	Transocean Sedco Forex, Inc.	323,586
9,535	Unocal Corp.	325,382
13,011	Xcel Energy, Inc.	354,550

	Total	29,516,196

	Finance—15.2%
10,190	AFLAC, Inc.	717,121
10,079	AON Corp.	313,079
5,424	Aetna, Inc.	365,103
29,683	Allstate Corp.	1,135,375
52,359	American Express Co.	2,876,473
9,970	American General Corp.	747,127
91,193	American International Group, Inc.	8,840,021
15,632	AmSouth Bancorporation	232,526
28,544	Associates First Capital Corp., Class A	1,007,960
15,532	BB&T Corp.	518,380
47,186	Bank One Corp.	1,689,849
64,576	Bank of America Corp.	2,579,004
30,118	Bank of New York Co., Inc.	1,662,137
4,518	Bear Stearns Cos., Inc.	207,546
6,399	CIGNA Corp.	843,068
10,696	CIT Group, Inc., Class A	179,827
7,778	Capital One Financial Corp.	434,110
8,713	Charter One Financial, Inc.	209,112
50,051	Chase Manhattan Corp.	1,845,631
7,010	Chubb Corp.	571,315
6,614	Cincinnati Financial Corp.	241,824
176,841	Citigroup, Inc.	8,808,909
6,145	Comerica, Inc.	319,924
12,800	Conseco, Inc.	92,000
4,417	Countrywide Credit Industries, Inc.	163,981
39,840	Fannie Mae	3,147,360
27,686	Freddie Mac	1,673,273
17,588	Fifth Third Bancorp	943,157
37,929	First Union Corp.	952,966
38,603	Firstar Corp.	747,933
35,640	Fleet Boston Financial Corp.	1,336,500

Shares		Value

Common Stocks—continued
	Finance—continued
10,023	Franklin Resources, Inc.	$ 362,933
6,780	Golden West Financial Corp.	397,054
8,821	Hartford Financial Services Group, Inc.	624,086
19,104	Household International, Inc.	952,812
10,119	Huntington Bancshares, Inc.	154,315
6,500	J.P. Morgan & Co., Inc.	876,281
4,195	Jefferson-Pilot Corp.	286,309
17,079	KeyCorp	425,908
10,042	Lehman Brothers Holdings, Inc.	497,707
8,011	Lincoln National Corp.	361,997
4,211	Loews Corp.	397,939
3,928	MBIA, Inc.	270,541
33,736	MBNA Insurance Corp.	1,203,953
4,337	MGIC Investment Corp.	273,231
10,588	Marsh & McLennan Cos., Inc.	1,218,943
19,928	Mellon Financial Corp.	934,125
31,580	Merrill Lynch & Co., Inc.	1,827,692
6,618	(1)Moody’s Corp.	171,654
44,506	Morgan Stanley, Dean Witter & Co.	2,820,568
24,830	National City Corp.	614,542
6,642	Niagara Mohawk Holdings, Inc.	109,178
8,777	Northern Trust Corp.	755,919
5,496	Old Kent Financial Corp.	213,657
11,916	PNC Financial Services Group	792,414
4,100	Price (T. Rowe) Associates	149,650
2,863	Progressive Corp.	267,869
5,593	Providian Financial Corp.	503,370
8,741	Regions Financial Corp.	211,969
5,406	SAFECO Corp.	144,948
52,468	Schwab (Charles) Corp.	1,452,708
6,312	SouthTrust Corp.	213,030
8,224	St. Paul Cos., Inc.	412,228
6,342	State Street Corp.	818,118
9,285	(1)Stilwell Financial, Inc.	301,763
6,855	Summit Bancorp	254,920
11,877	SunTrust Banks, Inc.	603,500
10,976	Synovus Financial Corp.	242,844
5,123	Torchmark Corp.	194,674
29,614	U.S. Bancorp, Inc.	716,289
1,269	UBS AG	174,307
9,362	UNUM Provident	252,774
6,571	USA Education, Inc.	380,297
5,059	Union Planters Corp.	172,006
8,013	Wachovia Corp.	401,151

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Finance—continued
22,328	Washington Mutual, Inc.	$ 1,014,529
64,013	Wells Fargo Co.	3,036,617

	Total	73,865,910

	Health Care—12.7%
60,396	Abbott Laboratories	3,325,555
5,222	Allergan, Inc.	484,667
9,110	(1)Alza Corp.	404,256
51,671	American Home Products Corp.	3,106,719
40,209	(1)Amgen, Inc.	2,558,298
2,126	Bard (C.R.), Inc.	104,706
2,224	Bausch & Lomb, Inc.	97,439
11,292	Baxter International, Inc.	977,464
9,757	Becton, Dickinson & Co.	331,738
5,901	(1)Biogen, Inc.	323,080
6,628	Biomet, Inc.	245,236
15,491	(1)Boston Scientific Corp.	199,447
78,076	Bristol-Myers Squibb Co.	5,411,643
10,527	Cardinal Health, Inc.	1,052,042
7,240	(1)Chiron Corp.	295,935
22,538	HCA/Healthcare Co.	933,918
3,500	(1)Forest Laboratories, Inc., Class A	474,250
11,893	Guidant Corp.	641,479
16,362	(1)HEALTHSOUTH Corp.	228,045
6,614	(1)Humana, Inc.	79,368
55,025	Johnson & Johnson	5,502,500
6,500	(1)King Pharmaceuticals, Inc.	316,875
45,045	Lilly (Eli) & Co.	4,220,153
4,402	(1)Manor Care, Inc.	74,834
10,699	McKesson HBOC, Inc.	351,730
7,951	(1)Medimmune, Inc.	422,894
46,100	Medtronic, Inc.	2,454,825
90,434	Merck & Co., Inc.	8,382,101
249,144	Pfizer, Inc.	11,040,193
51,015	Pharmacia & Upjohn, Inc.	3,111,915
4,553	(1)Quintiles Transnational Corp.	68,295
58,091	Schering Plough Corp.	3,256,727
3,326	(1)St. Jude Medical, Inc.	198,105
12,229	(1)Tenet Healthcare Corp.	520,497
6,649	UnitedHealth Group, Inc.	780,011

	Total	61,976,940

	Technology—22.0%
30,391	(1)ADC Telecommunications, Inc.	613,518
4,071	(1)Adaptec, Inc.	44,527

Shares		Value

Common Stocks—continued
	Technology—continued
10,444	Adobe System, Inc.	$ 661,888
11,402	(1)Advanced Micro Devices, Inc.	173,880
17,835	(1)Agilent Technologies, Inc.	930,764
3,283	Allegheny Technologies Inc.	65,250
15,680	(1)Altera Corp.	375,340
89,924	(1)America Online, Inc.	3,651,814
14,120	(1)Analog Devices, Inc.	700,705
3,416	(1)Andrew Corp.	62,128
12,452	(1)Apple Computer, Inc.	205,458
7,850	Applera Corp.	648,606
31,319	(1)Applied Materials, Inc.	1,266,462
1,803	Autodesk, Inc.	46,540
24,220	Automatic Data Processing, Inc.	1,598,520
10,939	(1)Avaya, Inc.	127,850
8,446	(1)BMC Software, Inc.	146,221
8,465	(1)Broadcom Corp.	825,338
10,800	(1)Broadvision, Inc.	244,350
6,866	(1)Cabletron Systems, Inc.	108,140
5,649	(1)Ceridian Corp.	129,574
278,955	(1)Cisco Systems, Inc.	13,354,971
6,979	(1)Citrix Systems, Inc.	166,187
66,737	Compaq Computer Corp.	1,434,846
23,147	Computer Associates International, Inc.	604,715
6,241	(1)Computer Sciences Corp.	425,558
14,541	(1)Compuware Corp.	99,969
5,480	(1)Comverse Technology, Inc.	472,308
8,309	(1)Conexant Systems, Inc.	168,777
101,595	(1)Dell Computer Corp.	1,955,704
85,713	(1)EMC Corp.	6,374,904
12,837	Eastman Kodak Co.	539,154
19,540	Electronic Data Systems Corp.	1,034,399
5,843	Equifax, Inc.	194,280
16,818	First Data Corp.	860,871
12,329	(1)Gateway, Inc.	234,251
33,564	(1)Global Crossing Ltd.	415,354
79,554	Hewlett-Packard Co.	2,515,895
263,918	Intel Corp.	10,045,379
69,209	International Business Machines Corp.	6,471,042
36,682	(1)JDS Uniphase Corp.	1,836,393
6,881	(1)KLA-Tencor Corp.	189,227
11,474	(1)LSI Logic Corp.	206,532
5,078	(1)Lexmark International Group, Class A	233,588
12,226	Linear Technology Corp.	578,443
131,271	Lucent Technologies, Inc.	2,042,905

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Shares		Value

Common Stocks—continued
	Technology—continued
11,197	(1)Maxim Integrated Products, Inc.	$ 571,047
3,082	(1)Mercury Interactive Corp.	207,457
22,197	Micron Technology, Inc.	699,206
207,970	(1)Microsoft Corp.	11,932,279
84,167	Motorola, Inc.	1,688,600
3,813	(1)NCR Corp.	180,164
6,541	(1)National Semiconductor Corp.	121,417
12,282	(1)Network Appliance, Inc.	606,424
117,415	Nortel Networks Corp.	4,432,416
4,945	(1)Novellus Systems, Inc.	128,261
12,670	(1)Novell, Inc.	67,309
221,314	(1)Oracle Corp.	5,864,821
23,212	(1)Palm, Inc.	839,984
10,348	(1)Parametric Technology Corp.	115,121
10,831	(1)PeopleSoft, Inc.	360,131
1,756	PerkinElmer, Inc.	156,394
1,730	Polaroid Corp.	12,975
2,900	(1)Power-One, Inc.	122,706
13,309	Raytheon Co., Class B	466,647
5,861	(1)Sanmina Corp.	446,901
4,608	(1)Sapient Corp.	81,504
5,900	Scientific-Atlanta, Inc.	238,212
16,376	(1)Siebel Systems, Inc.	1,144,273
62,361	(1)Sun Microsystems, Inc.	4,743,334
3,736	Tektronix, Inc.	88,497
15,611	(1)Tellabs, Inc.	827,383
6,719	(1)Teradyne, Inc.	201,990
67,944	Texas Instruments, Inc.	2,535,161
10,794	(1)Unisys Corp.	131,552
15,227	(1)Veritas Software Corp.	1,485,584
26,342	Xerox Corp.	182,748
12,601	(1)Xilinx, Inc.	491,439
21,368	(1)Yahoo, Inc.	846,707

	Total	107,101,169

	Transportation—0.6%
5,918	(1)AMR Corp.	197,883
17,519	Burlington Northern Santa Fe	443,450
8,625	CSX Corp.	223,711
5,383	Delta Air Lines, Inc.	255,692
11,175	(1)FedEx Corp.	535,506
14,976	Norfolk Southern Corp.	215,280
2,553	Ryder Systems, Inc.	44,358
19,958	Southwest Airlines Co.	629,924

Shares		Value

Common Stocks—continued
	Transportation—continued
3,056	(1)US Airways Group, Inc.	$ 117,847
9,775	Union Pacific Corp.	454,538

	Total	3,118,189

	Utilities—3.0%
17,957	(1)AES Corp.	931,519
5,423	Ameren Corp.	240,646
12,595	American Electric Power Co., Inc.	579,370
7,618	(1)American Power Conversion Corp.	89,511
8,649	Burlington Resources, Inc.	352,987
10,830	(1)Calpine Corp.	384,465
6,260	Carolina Power & Light Co.	270,354
6,267	Cinergy Corp.	200,152
8,402	Coastal Corp.	615,447
8,488	Consolidated Edison Co.	316,178
5,739	DTE Energy Co.	217,723
9,447	Dominion Resources, Inc.	566,820
14,291	Duke Energy Corp.	1,285,297
3,720	EOG Resources, Inc.	157,867
13,259	Edison International	304,128
9,047	El Paso Energy Corp.	543,385
28,224	Enron Corp.	1,827,504
9,077	Entergy Corp.	373,292
12,997	Exelon Corp.	861,051
7,155	FPL Group, Inc.	474,019
9,384	FirstEnergy Corp.	276,828
3,855	Florida Progress Corp.	211,302
5,073	GPU, Inc.	178,506
1,885	NICOR, Inc.	72,690
7,614	NiSource, Inc.	195,610
1,251	ONEOK, Inc.	51,056
15,109	P G & E Corp.	414,553
6,445	P P & L Resources, Inc.	269,079
1,399	Peoples Energy Corp.	57,534
3,359	Pinnacle West Capital Corp.	156,403
8,649	Public Service Enterprises Group, Inc.	369,745
26,645	Southern Co.	840,983
6,040	Tosco Corp.	173,273
12,145	USX Corp.	320,324
16,870	Williams Cos., Inc. (The)	596,776

	Total	14,776,377

	Total Common Stocks (identified cost $221,220,263)	457,864,315

(See Notes to Portfolios of Investments)

WACHOVIA EQUITY INDEX FUND

Principal Amount		Value

(2) Treasury Obligation—0.6%
$ 2,850,000	United States Treasury Bill, 12/14/2000 (identified cost $2,831,229)	$2,843,958

Principal Amount		Value

(3) Repurchase Agreement—6.0%
$29,367,052	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 29,367,052

	Total Investments (identified cost $253,418,544)	$490,075,325

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Special Values Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the Russell 2000 Small Stock Index (Russell 2000).**

[Graphic Representation Omitted - See Appendix}

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.27%
5 Year	14.04%
Start of Performance (5/7/93) (cumulative)	144.58%
Start of Performance (5/7/93)	12.54%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 8.52%, 15.39%, 159.50%, and 13.43%, respectively.

WACHOVIA SPECIAL VALUES FUND (CLASS B SHARES )

Growth of $10,000 Invested in Wachovia Special Values Fund (Class B Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class B Shares) (the “Fund”) from March 26, 1999 (start of performance) to November 30, 2000 compared to the Russell 2000 Small Stock Index (Russell 2000).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.74%
Start of Performance (3/26/99) (cumulative)	14.00%
Start of Performance (3/26/99)	8.10%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 4.00% contingent deferred sales charge on any redemption less than two years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA SPECIAL VALUES FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Special Values Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Special Values Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Russell 2000 Small Stock Index (Russell 2000).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	8.79%
Start of Performance (7/23/96) (cumulative)	69.88%
Start of Performance (7/23/96)	12.93%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Russell 2000 is an unmanaged index consisting of approximately 2,000 small capitalization common stocks and is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. The Russell 2000 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA SPECIAL VALUES FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—84.1%
	Basic Materials—9.7%
176,000	(1)American Pacific Corp.	$ 847,000
145,200	(1)Chase Industries, Inc.	1,152,525
66,900	Cleveland Cliffs, Inc.	1,325,456
71,600	Deltic Timber Corp.	1,454,375
38,300	Greif Brothers Corp., Class A	1,125,062
57,000	International Flavors & Fragrances, Inc.	1,065,187
159,100	Lafarge Corp.	3,142,225
108,650	Roanoke Electric Corp.	1,079,709
106,400	Rock-Tenn Co.	691,600
56,900	Texas Industries, Inc.	1,266,025
170,300	Universal Corp.	5,385,737

	Total	18,534,901

	Capital Goods—15.5%
110,900	Ampco-Pittsburgh Corp.	1,206,037
114,100	Briggs & Stratton Corp.	4,235,962
139,150	Butler Manufacturing Co.	3,391,781
108,100	Centex Construction Products, Inc.	2,567,375
133,000	(1)EMCOR Group, Inc.	3,291,750
14,200	Franklin Electronics, Inc.	910,575
123,900	Granite Construction, Inc.	3,445,969
21,200	Millipore Corp.	932,800
192,850	Smith (A.O.) Corp.	3,206,131
98,400	Superior Industries International, Inc.	3,351,750
45,150	(1)Thermo Electron Corp.	1,309,350
87,600	(1)Todd Shipyards Corp.	613,200
136,600	(1)Washington Group International, Inc.	1,135,487

	Total	29,598,167

	Communication Services—3.0%
19,700	(1)Emmis Communications Corp., Class A	464,181
213,700	Galileo International, Inc.	4,113,725
41,700	(1)Young Broadcasting, Inc., Class A	1,146,750

	Total	5,724,656

	Consumer Cyclicals—6.6%
13,500	Allen Organ Co., Class B	752,625
66,500	Boston Acoustics, Inc.	968,406
53,900	(1)Buckhead America Corp.	222,337
26,650	Cordiant Communications Group PLC, ADR	456,381

Shares		Value

Common Stocks—continued
	Consumer Cyclicals—continued
78,500	Deluxe Corp.	$ 1,830,031
2,700	Grey Global Group, Inc.	1,552,500
133,600	Intermet Corp.	818,300
233,000	Johns Manville Corp.	2,344,562
145,000	(1)Oneita Industries, Inc.	145
33,000	Raven Industries, Inc.	532,125
74,200	Skyline Corp.	1,507,187
140,015	(1)Supreme Industries, Inc., Class A	455,049
121,500	Velco Industries NV	1,290,937

	Total	12,730,585

	Consumer Staples—5.8%
86,400	(1)Alltrista Corp.	923,400
15,000	(1)Ann Taylor Stores Corp.	311,250
13,434	(1)Chris Craft Industries, Inc.	898,399
95,600	Deb Shops, Inc.	1,189,025
95,650	(1)Gtech Holdings Corp.	1,817,350
78,600	(1)Lands’ End, Inc.	1,961,856
117,400	Lone Star Steakhouse & Saloon, Inc.	931,862
246,850	(1)M & F Worldwide Corp.	863,975
5,000	(1)Neiman-Marcus Group, Inc., Class B	141,563
234,200	(1)Omega Protein Corp.	365,938
37,800	(1)On Command Corp.	274,050
21,550	(1)Payless ShoeSource, Inc.	1,438,463

	Total	11,117,131

	Energy—3.4%
35,500	(1)Atwood Oceanics, Inc.	1,120,469
73,200	Berry Petroleum Co., Class A	1,125,450
28,024	Devon Energy Corp.	1,380,182
8,400	(1)Energizer Holdings, Inc.	162,225
68,328	(1)Forest Oil Corp.	845,559
60,000	(1)Global Marine, Inc.	1,316,250
121,150	(1)Kaneb Services, Inc.	658,753

	Total	6,608,888

	Finance—27.7%
17,870	Ace Ltd.	705,865
140,700	Aegis Realty, Inc.	1,380,619
99,300	CNA Surety Corp.	1,166,775
27,800	Cameron Financial Corp.	564,688
148,400	Charter Municipal Mortgage Acceptance Co.	1,884,680
(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND

Shares		Value

Common Stocks—continued
	Finance—continued
145,400	(1)Danielson Holding Corp.	$ 563,425
83,400	Eaton Vance Corp.	1,907,775
236,700	Enhance Financial Services Group, Inc.	3,151,069
42,994	Equity Residential Properties Trust	2,192,694
19,300	First Securityfed Financial, Inc.	277,438
88,550	Forest City Enterprises, Inc., Class A	3,528,718
189,500	(1)Healthcare Recoveries, Inc.	651,406
116,500	IPC Holdings Ltd.	2,504,750
106,100	John Nuveen & Co., Inc., Class A	5,185,638
83,500	Leucadia National Corp.	2,306,688
103,500	Liberty Corp.	3,900,656
169,600	Liberty Financial Cos., Inc.	7,123,200
177,900	Meditrust Cos.	466,988
50,500	Merchants Group, Inc.	871,125
96,500	(1)Standard Management Corp.	337,750
176,400	Stewart Information Services Corp.	2,657,025
129,700	Trenwick Group Ltd.	2,772,338
55,000	Unico American Corp.	357,500
56,200	Virginia Capital Bancshares, Inc.	920,275
19,900	White Mountain Insurance Group, Inc.	5,562,050

	Total	52,941,135

	Health Care—2.0%
73,700	(1)America Service Group, Inc.	1,676,675
50,800	(1)Hanger Orthopedic Group, Inc.	107,950
164,766	(1)Per-Se Technologies, Inc.	447,957
50,800	(1)Sunrise Medical, Inc.	498,475
49,300	West Pharmaceutical Services, Inc.	1,121,575

	Total	3,852,632

	Technology—7.4%
51,800	(1)Adaptec, Inc.	566,563
11,500	(1)Cypress Semiconductor Corp.	242,938
130,500	(1)Cysive, Inc.	884,953
88,700	(1)ESCO Technologies, Inc.	1,574,425
233,700	(1)EarthLink Network, Inc.	1,519,050
16,800	(1)Electroglas, Inc.	217,350
4,000	(1)Exar Corp.	100,500
42,000	Investment Technology Group, Inc.	1,270,500

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—continued
24,300	(1)Kulicke & Soffa Industries	$ 227,053
96,670	Nam Tai Electronics, Inc.	1,504,427
57,500	National Data Corp.	1,883,125
16,000	(1)National Semiconductor Corp.	297,000
51,000	(1)Parametric Technology Corp.	567,375
17,349	(1)Phoenix Technology Ltd.	247,223
16,000	(1)Remedy Corp.	258,000
12,800	(1)Silicon Valley Group, Inc.	330,400
40,100	(1)Standard Microsystems Corp.	779,444
106,500	United Industrial Corp.	1,158,188
110,400	(1)Viant Corp.	483,000

	Total	14,111,514

	Transportation—1.6%
82,031	(1)A.C.L.N. Ltd.	1,538,081
57,400	USFreightways Corp.	1,499,575

	Total	3,037,656

	Utilities—1.4%
118,900	UGI Corp.	2,638,094

	Total Common Stocks (identified cost $144,129,046)	160,895,359

Preferred Stocks—0.8%
	Consumer Staples—0.2%
121,300	(1)Craig Corp., Pfd., Class A	356,319

	Finance—0.6%
82,000	Price Enterprises, Inc., Cumulative Pfd., Series A, $1.40	1,199,250

	Total Preferred Stocks (identified cost $1,647,056)	1,555,569

Corporate Bond—0.3%
	Health Care—0.3%
$ 600,000	Medaphis Corp., Company Guarantee, (Series B), 9.50%, 2/15/2005 (identified cost $432,000)	499,500

(2) U.S. Treasury Obligations—0.7%
1,000,000	United States Treasury Bill, 12/14/2000	997,880
250,000	United States Treasury Bill, 3/15/2001	245,668

	Total U.S. Treasury Bills (identified cost $1,243,462)	1,243,548

(See Notes to Portfolios of Investments)

WACHOVIA SPECIAL VALUES FUND

Shares		Value

Closed-End Investment Company—0.4%
138,400	Royce Focus Trust, Inc. (identified cost $643,560)	$ 787,150

Principal Amount		Value

(3) Repurchase Agreement—13.5%
$25,710,305	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 25,710,305

	Total Investments (identified cost $173,805,429)	$190,691,431

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class A Shares) (the “Fund”) from December 23, 1994 (start of performance) to November 30, 2000 compared to the Standard & Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(21.02)%
5 Year	(1.75)%
Start of Performance (12/23/94) (cumulative)	(4.64)%
Start of Performance (12/23/94)	(0.80)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The IFCI is an unmanaged market capitalization weighted index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were (16.18%), (0.57%), 1.17%, and 0.20%, respectively.

WACHOVIA EMERGING MARKETS FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Emerging Markets Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Emerging Markets Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard & Poor’s International Finance Corporation Investable Index (Total Return Series) (IFCI).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(15.74)%
Start of Performance (7/23/96) (cumulative)	(14.45)%
Start of Performance (7/23/96)	(3.52)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The IFCI has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The IFCI is an unmanaged market capitalization weighted index comprising more than 1,200 stocks in 78 industries in 31 developing countries around the world. The IFCI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value in U.S. Dollars

Common Stocks—75.8%
	Argentina—1.5%
49,680	(1)Grupo Financiero Galicia SA, ADR	$ 692,415
20,000	Nortel Inversora SA, Class B, ADR	190,000
63,425	Perez Companc SA, ADR	895,875
150,000	Siderca SA, Class A	303,057
35,000	Telecom Argentina SA, ADR	518,438

	Total	2,599,785

	Brazil—7.9%
23,000	Brasil Telecom Participacoes SA, ADR	1,003,375
15,000	Companhia Brasileira de Distribuicao Groupo Pao de Acucar, ADR	505,313
25,000	Companhia Cervajaria Brahma, ADR	528,125
57,000	Companhia Vale Do Rio Doce	1,070,015
20,000	Embraer—Empresa Brasileira de Aeronautica SA, ADR	551,250
156,500,000	Embratel Participacoes SA, ADR	1,507,831
120,000	(1)Petroleo Brasileiro SA, ADR	3,090,000
15,000	(1)Tele Celular Sul Participacoes SA, ADR	300,000
25,000	Tele Centro Oeste Celular Participacoes SA, ADR	220,313
112,880	Tele Norte Leste Participacoes SA, ADR	2,045,950
39,000	Telesp Celular Participacoes SA, ADR	826,313
90,000	Unibanco Uniao de Bancos Brasileiros SA, GDR	2,002,500

	Total	13,650,985

	Chile—1.8%
39,045	Banco de A. Edwards, ADR	478,301
15,800	Compania Cervecerias Unidas SA, ADR	313,038
47,000	Compania Telecomunicacion de Chile, ADR	675,625
25,000	(1)Distribucion y Servicio D&S SA, ADR	420,313
50,000	Empresa Nacional Electricidad SA, ADR	503,125
20,000	Enersis SA, ADR	345,000
Shares		Value in U.S. Dollars

Common Stocks—continued
	Chile—continued
30,000	Quinenco SA, ADR	$ 234,375
10,578	Sociedad Quimica Y Minera De Chile, ADR	193,049

	Total	3,162,826

	China—0.4%
1,000,000	(1)China Southern Airlines Co. Ltd.	237,184
2,000,000	Yanzhou Coal Mining Co., Class H	507,702

	Total	744,886

	Croatia—0.6%
40,000	(4)Pliva D.D., GDR	449,812
33,250	(1)(4)Zagrebacka Banka, GDR	556,938

	Total	1,006,750

	Czech Republic—1.3%
115,710	Ceska Sporitelna AS	596,084
24,100	(1)(4)Ceske Radiokomunikace, GDR	756,740
50,000	(1)Cesky Telecom AS	478,715
250,000	(1)Unipetrol	386,365

	Total	2,217,904

	Egypt—0.9%
64,000	(1)Al—Ahram Beverages Co., GDR	841,600
50,000	(1)Commercial International Bank Egypt, GDR	448,750
22,000	Suez Cement Co., Class S, GDR	201,850

	Total	1,492,200

	Greece—1.6%
13,686	Alpha Credit Bank SA	415,722
13,875	Commercial Bank of Greece	592,882
13,500	Hellenic Bottling Co., SA	183,154
585	Hellenic Technodomiki, SA	2,509
42,188	Hellenic Telecommunication Organization SA	604,670
12,433	National Bank of Greece SA	393,530
20,000	(1)STET Hellas Telecommunications SA, ADR	205,000
10,400	Titan Cement Co., SA	378,160

	Total	2,775,627

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	Hong Kong—8.9%
500,000	Amoy Properties Ltd.	$ 442,303
1,000,000	Brilliance China Automotive Holdings Ltd.	269,235
60,000	Cheung Kong (Holdings) Ltd.	675,013
350,000	(1)China Mobile (Hong Kong) Ltd.	1,902,600
240,000	Citic Pacific Ltd.	826,170
1,600,000	Cosco Pacific Ltd.	1,158,997
230,000	Dao Heng Bank Group Ltd.	1,120,534
172,900	HSBC Holdings PLC	2,316,461
100,000	Henderson Land Development Co. Ltd.	383,982
2,000,000	Huaneng Power International, Inc.	782,066
110,000	Hutchison Whampoa Ltd.	1,315,089
480,000	Johnson Electric Holdings Ltd.	901,556
696,000	Li & Fung Ltd.	1,454,489
85,000	Sun Hung Kai Properties Ltd.	659,308
200,000	Swire Pacific Ltd., Class A	1,279,512

	Total	15,487,315

	Hungary—1.9%
10,354	(1)Antenna Hungaria RT	193,666
15,000	Danubius Hotels RT	196,889
12,000	EGIS RT	415,830
50,000	(4)MOL Magyar Olay, GDR	675,000
50,000	Matav RT, ADR	796,875
18,000	OTP Bank RT, GDR	792,000
14,000	Pick Szeged RT	298,615

	Total	3,368,875

	India—1.7%
60,000	BSES Ltd., GDR	840,000
18,000	(4)Hindalco Industries Ltd., GDR	292,500
37,000	Indian Hotels Co. Ltd., GDR	158,175
42,000	Ranbaxy Laboratories Ltd., GDR	756,000
65,000	(4)Reliance Industries Ltd., GDR	900,250

	Total	2,946,925

	Indonesia—0.9%
770,000	PT Daya Guna Samudera	8,073
225,000	PT Gudang Garam	311,402
1,742,115	PT Indah Kiat Pulp & Paper Corp.	155,261
517,500	PT Indosat	488,335
419,345	PT Semen Gresik	259,411

Shares		Value in U.S. Dollars

Common Stocks—continued
	Indonesia—continued
1,333,800	PT Telekomunikasi Indonesia	$ 342,628

	Total	1,565,110

	Israel—3.1%
340,000	Bank Hapoalim Ltd.	895,436
560,000	Bank Leumi Le-Israel	1,209,666
10,000	ECI Telecom Ltd.	211,250
9,250	Koor Industries Ltd.	689,291
10,500	(1)NICE-Systems Ltd., ADR	456,750
30,000	Teva Pharmaceutical Industries Ltd.	1,928,728

	Total	5,391,121

	Korea, Republic Of—7.2%
76,736	(4)H&CB, GDR	1,641,460
49,520	Kookmin Bank	552,033
60,000	Korea Electric Power Corp.	1,135,335
50,500	(1)Korea Telecom Corp., ADR	1,376,125
42,000	Korean Air Co. Ltd.	200,411
25,000	LG Chemical, Ltd.	222,131
1	(1)LG Electronics, Inc., GDR	6
17,500	Pohang Iron and Steel Co. Ltd.	1,048,128
15,000	Pohang Iron and Steel Co. Ltd., ADR	216,563
20,000	SK Corp.	191,691
2,370	SK Telecom Co. Ltd.	475,755
37,660	SK Telecom Co. Ltd., ADR	802,629
27,875	Samsung Display Devices Co. Ltd.	1,043,449
25,027	Samsung Electronics Co.	3,335,561
1	Samsung Fire & Marine Insurance	24
14,000	S-Oil Corp.	306,376

	Total	12,547,677

	Malaysia—3.3%
260,000	Commerce Asset Holding Berhad	513,158
700,000	Malayan Banking Berhad	2,578,947
150,000	Malaysian International Shipping Berhad	264,474
120,000	Malaysian Pacific Industries Berhad	672,632
355,000	Tanjong PLC	691,316
300,000	Tenaga Nasional Berhad	1,002,632

	Total	5,723,159

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	Mexico—11.9%
300,000	Alfa SA de CV, Class A	$ 462,299
300,000	Carso Global Telecom, Class A-1	593,018
370,299	(1)Cemex SA de CV	1,467,894
23,000	(1)Cemex SA de CV, Warrants	7,944
1,000,000	Cifra SA de CV	1,966,098
40,000	Coca-Cola Femsa SA, ADR	752,500
500,000	Controladora Comercial Mexicana SA de CV	478,240
60,000	Fomento Economico Mexicano SA de CV, ADR	2,051,250
40,000	(1)Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	575,000
249,800	Grupo Carso SA de CV	676,965
600,000	Grupo Elektra SA de CV	593,017
1,950,000	Grupo Financiero Banamex Accival SA de CV, Class O	2,681,664
35,000	Grupo Televisa SA, GDR	1,629,688
50,000	TV Azteca SA de CV, ADR	500,000
130,000	Telefonos de Mexico SA de CV, Class L, ADR	6,093,750

	Total	20,529,327

	Peru—0.7%
29,246	Cementos Lima SA	302,484
722,353	Cervecer Backus & Johnston, Class T	192,409
45,000	Cia de Minas Buenaventura SA, Class B	264,083
68,721	Credicorp Ltd.	415,525

	Total	1,174,501

	Philippines—1.1%
4,200,000	Ayala Land, Inc.	609,370
375,000	Bank of the Philippine Islands	404,282
48,500	Philippine Long Distance Telephone Co., ADR	785,094
4,800,000	Solid Group, Inc.	51,264

	Total	1,850,010

	Poland—1.7%
50,000	(1)Bank Polska Kasa Opieki Grupa Pekao SA	637,113
54,756	(1)Budimex SA, Rights	247,616
75,000	Elektrim Spolka Akcyina SA	693,362
55,000	KGHM Polska Miedz SA	307,529
45,000	(4)Polski Koncern Naftowy SA, GDR	401,625
Shares		Value in U.S. Dollars

Common Stocks—continued
	Poland—continued
50,000	(1)(4)Telekomunikacja Polska SA, GDR	$ 266,250
80,000	WBK (Wielkopolski Bank Kreditowy SA)	433,059

	Total	2,986,554

	Russia—2.1%
702,000	Aeroflot	147,420
34,142	Kubanelectrosvyaz	336,299
35,000	Lukoil Holding Co., Class B, ADR	1,275,400
60,000	(1)Norilsk Nickel	390,000
60,000	(1)Sun Interbrew Ltd., Class A	42,000
30,000	(1)Sun Interbrew Ltd., Class B	60,000
30,000	(1)Sun Interbrew Ltd., GDR	60,000
140,000	Surgutneftegaz	1,323,000

	Total	3,634,119

	Slovak Republic—0.3%
80,000	(4)Slovakofarma AS, GDR	146,000
195,000	(4)Slovakofarma AS, GDR, Registered	390,000

	Total	536,000

	South Africa—8.3%
20,000	Anglo American PLC	1,026,131
70,894	Bidvest Group Ltd.	381,481
250,000	Billiton PLC	817,277
40,000	Coronation Holdings Ltd.	477,450
50,000	(1)DataTec Ltd.	231,950
70,000	De Beers Consolidated Mines, ADR	1,876,875
120,763	(1)Dimension Data Holdings PLC	819,683
25,000	Impala Platinum Holdings Ltd.	1,177,495
41,473	Imperial Holdings Ltd.	294,344
200,000	Iscor Ltd.	261,952
60,000	Johnnic Holdings Ltd.	471,514
300,000	Metropolitan Life Ltd.	303,890
60,000	Nedcor Ltd.	1,215,562
1,200,000	Profurn Ltd.	433,576
1,000,000	(1)Sanlam Ltd.	1,042,647
130,000	Sappi Ltd.	830,376
180,000	Sasol Ltd.	1,270,533
225,000	South African Breweries PLC	1,338,473

	Total	14,271,209

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value in U.S. Dollars

Common Stocks—continued
	Taiwan, Republic Of China—2.1%
78,171	(1)Advanced Semiconductor Engineering Inc., GDR	$ 381,086
79,227	Asia Cement Corp., GDR	400,096
108,800	Asustek Computer, Inc., GDR	470,560
56,100	China Steel Corp., GDR	603,075
54,528	(1)Taiwan Semiconductor Manufacturing Co., GDR	916,752
41,057	Uni-President Enterprises Co., GDR	260,747
87,568	Yageo Corp., GDR	407,191
55,310	(1)Yang Ming Marine Transport, GDR	217,091

	Total	3,656,598

	Thailand—0.8%
50,000	BEC World Public Co. Ltd.	251,199
65,000	BEC World Public Co. Ltd., Alien Market	332,496
200,000	Hana Microelectronics Co. Ltd.	506,965
103,600	(1)Shin Corp. PLC	371,436

	Total	1,462,096

	Turkey—3.1%
21,520,000	Aksigorta	267,897
17,039,922	(1)Anadolu Efes Biracilik ve malt Sanayii AS	860,980
12,750,000	Arcelik AS	242,750
49,000,000	Dogan Sirketler Grubu Holding AS	387,522
17,240,000	Eregli Demir Ve Celik Fabrikalari TAS	334,549
75,750,000	Haci Omer Sabanci Holding AS	554,701
14,490,936	Koc Holding AS	541,182
7,000,000	Tupras Turkiye Petrol Rafinerileri AS	243,483
45,000	(1)Turkcell Iletisim Hizmetleri AS, ADR	278,438
26,860,000	Turkiye Is Bankasi	338,307
8,140,000	Turkiye Is Bankasi, New	102,525
229,500,000	Yapi ve Kredi Bankasi AS	1,210,018

	Total	5,362,352

	Venezuela—0.7%
50,000	Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR	796,875
Shares or Principal Amount		Value in U.S. Dollars

Common Stocks—continued
	Venezuela—continued
70,000	Mavesa SA, ADR	$ 306,250

	Total	1,103,125

	Total Common Stocks (identified cost $136,943,491)	131,247,036

Preferred Stocks—1.9%
	Brazil—1.5%
55,251,630	Companhia Energetica de Minas Gerais, Preference	706,414
120,000,000	Companhia Paranaense de Energia-Copel, Preference, Series B	949,772
130,000,000	Gerdau SA, Preference	988,686
66,740	Telecomunicacoes de Minas Gerais, Preference, Series B	2,709

	Total	2,647,581

	Russia—0.4%
8,000,000	Surgutneftegaz, Pfd.	696,000

	Total Preferred Stocks (identified cost $3,921,044)	3,343,581

Convertible Bond—0.0%
	Brazil—0.0%
$ 53,500	Companhia Vale Do Rio Doce, Conv. Deb., 12/12/2009 (identified cost $229)	271

Closed-End Investments Companies—6.8%
	Bulgaria—0.1%
65,000	Framlington Bulgaria Fund	195,000

	Hungary—0.2%
230	(1)First Hungary Fund Ltd.	299,000

	India—1.7%
35,000	India Fund Inc.	385,000
30,000	India Growth Fund, Inc.	322,500
20,000	India Investment AG Fund	490,000
175,000	(1)The Morgan Stanley India Investment Fund, Inc.	1,793,750

	Total	2,991,250

	South Africa—1.0%
40,000	ASA Ltd.	582,500
98,538	Southern Africa Fund, Inc.	1,108,553

	Total	1,691,053

(See Notes to Portfolios of Investments)

WACHOVIA EMERGING MARKETS FUND

Shares		Value

Closed-End Investments Companies—continued
	Taiwan, Republic Of China—3.8%
80	(1)Formosa Fund, IDR	$ 476,960
90,000	Formosa Growth Fund Ltd.	1,322,100
530,000	ROC Taiwan Fund	2,716,250
177,400	Taiwan Fund, Inc.	2,106,625

	Total	6,621,935

	Total Closed-End Investment Companies (identified cost $14,886,215)	11,798,238

Shares or Principal Amount		Value

Open-End Investment Company—7.8%
	United States—7.8%
13,541,262	Bank of New York Cash Reserve Fund (at net asset value)	$ 13,541,262

(3) Repurchase Agreement—6.2%
$ 10,799,274	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	10,799,274

	Total Investments (identified cost $180,091,515)	$170,729,662

(See Notes to Portfolios of Investments)

WACHOVIA PERSONAL EQUITY FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class A Shares) (the “Fund”) from July 30, 1999 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(10.20)%
Start of Performance (7/30/99) (cumulative)	(4.14)%
Start of Performance (7/30/99)	(3.11)%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1- year, start of performance (7/30/99) (cumulative) and start of performance (7/30/99) periods were (4.73%), 1.71%, and 1.27%, respectively.

WACHOVIA PERSONAL EQUITY FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Personal Equity Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Personal Equity Fund (Class Y Shares) (the “Fund”) from July 30, 1999 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(4.44)%
Start of Performance (7/30/99) (cumulative)	2.11%
Start of Performance (7/30/99)	1.57%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA PERSONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—97.7%
	Basic Materials—1.1%
160,512	Alcoa, Inc.	$ 4,524,432

	Capital Goods—8.3%
344,262	General Electric Co.	17,062,485
133,825	Tyco International Ltd.	7,059,269
121,104	United Technologies Corp.	8,575,677

	Total	32,697,431

	Communication Services—4.5%
210,765	(1)Global Crossing Ltd.	2,608,217
168,908	(1)NEXTEL Communications, Inc., Class A	5,236,148
52,232	Verizon Communications	2,934,786
65,955	Vodafone AirTouch PLC, ADR	2,258,959
316,775	(1)Worldcom, Inc.	4,731,827

	Total	17,769,937

	Consumer Cyclicals—5.6%
66,699	Home Depot, Inc.	2,613,767
140,652	Lowe’s Cos., Inc.	5,634,871
48,741	Marriott International, Inc., Class A	2,019,705
33,364	McGraw-Hill Cos., Inc.	1,772,462
194,722	Wal-Mart Stores, Inc.	10,162,054

	Total	22,202,859

	Consumer Staples—8.9%
217,394	(1)AT&T Corp.—Liberty Media Corp., Class A	2,948,406
80,336	CVS Corp.	4,569,110
126,785	(1)Comcast Corp., Class A	4,873,298
209,832	(1)Kroger Co., Inc.	5,560,548
80,661	PepsiCo, Inc.	3,659,993
102,597	Time Warner, Inc.	6,361,014
144,438	(1)Viacom, Inc., Class B	7,384,393

	Total	35,356,762

	Energy—6.0%
175,183	Exxon Mobil Corp.	15,416,104
141,969	Royal Dutch Petroleum Co., ADR	8,473,775

	Total	23,889,879

	Finance—19.1%
234,060	American Express Co.	12,858,671
166,765	American International Group, Inc.	16,165,782
119,440	Chase Manhattan Corp.	4,404,350

Shares or Principal Amount		Value

Common Stocks—continued
	Finance—continued
348,516	Citigroup, Inc.	$ 17,360,453
48,987	Fannie Mae	3,869,973
153,000	Freddie Mac	9,246,937
32,411	Marsh & McLennan Cos., Inc.	3,731,316
23,064	Merrill Lynch & Co., Inc.	1,334,829
145,826	Wells Fargo Co.	6,917,621

	Total	75,889,932

	Health Care—13.5%
121,486	Abbott Laboratories	6,689,323
154,988	Bristol-Myers Squibb Co.	10,742,606
93,960	Johnson & Johnson	9,396,000
98,565	Medtronic, Inc.	5,248,586
102,128	Merck & Co., Inc.	9,465,989
265,671	Pfizer, Inc.	11,772,546

	Total	53,315,050

	Technology—26.8%
400,060	(1)Cisco Systems, Inc.	19,152,872
263,530	(1)EMC Corp.	19,600,044
24,562	(1)i2 Technologies, Inc.	2,370,233
240,000	Intel Corp.	9,135,000
122,649	(1)JDS Uniphase Corp.	6,140,116
118,503	(1)Microsoft Corp.	6,799,110
173,036	Nokia Oyj, Class A, ADR	7,397,289
127,783	Nortel Networks Corp.	4,823,808
213,503	(1)Sun Microsystems, Inc.	16,239,572
222,576	Texas Instruments, Inc.	8,304,867
65,427	(1)Veritas Software Corp.	6,383,222

	Total	106,346,133

	Utilities—3.9%
95,300	Duke Energy Corp.	8,571,044
104,900	Enron Corp.	6,792,275

	Total	15,363,319

	Total Common Stocks (identified cost $224,795,565)	387,355,734

(2) U.S. Treasury Obligation—0.2%
$1,000,000	United States Treasury Bill, 12/14/2000 (identified cost $997,860)	997,880

(See Notes to Portfolios of Investments)

WACHOVIA PERSONAL EQUITY FUND

Principal Amount		Value

(3) Repurchase Agreement—2.1%
$8,301,554	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	$ 8,301,554

	Total Investments (identified cost $234,094,979)	$396,655,168

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Balanced Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(1.09)%
5 Year	11.96%
Start of Performance (5/7/93) (cumulative)	132.25%
Start of Performance (5/7/93)	11.78%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). As of January 31, 2000, the Fund’s maximum sales charge is 5.75%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and Lehman Aggregate have been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 4.94%, 13.30%, 146.42%, and 12.66%, respectively.

WACHOVIA BALANCED FUND (CLASS B SHARES )

Growth of $10,000 Invested in Wachovia Balanced Fund (Class B Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	(0.81)%
Start of Performance (7/23/96) (cumulative)	72.89%
Start of Performance (7/23/96)	13.39%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lehman Aggregate have been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA BALANCED FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Balanced Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Balanced Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	5.19%
Start of Performance (7/23/96) (cumulative)	82.44%
Start of Performance (7/23/96)	14.79%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the Lehman Aggregate have been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The S&P 500 and the Lehman Aggregate are not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA BALANCED FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Shares		Value

Common Stocks—54.7%
	Basic Materials—1.4%
40,025	Alcoa, Inc.	$ 1,128,195
97,755	International Paper Co.	3,311,451
62,540	Praxair, Inc.	2,247,531
46,114	(1)Watson Pharmaceuticals, Inc.	2,121,244

	Total	8,808,421

	Capital Goods—4.5%
22,544	Corning, Inc.	1,318,824
240,978	General Electric Co.	11,943,472
74,080	Honeywell International, Inc.	3,611,400
127,467	Tyco International Ltd.	6,723,884
62,799	United Technologies Corp.	4,446,954

	Total	28,044,534

	Communication Services—3.1%
166,409	(1)Global Crossing Ltd.	2,059,311
107,884	(1)NEXTEL Communications, Inc., Class A	3,344,404
53,600	(1)Qwest Communications International, Inc.	2,023,400
76,580	SBC Communications, Inc.	4,207,114
100,004	(1)Sprint PCS Group	2,268,841
60,264	Verizon Communications, Inc.	3,386,084
151,133	(1)Worldcom, Inc.	2,257,549

	Total	19,546,703

	Consumer Cyclicals—2.5%
60,318	Costco Wholesale Corp.	1,967,875
39,258	Interpublic Group Cos., Inc.	1,533,516
135,035	Lowe’s Cos., Inc.	5,409,840
126,936	Wal-Mart Stores, Inc.	6,624,473

	Total	15,535,704

	Consumer Staples—5.6%
126,518	(1)AT&T Corp.—Liberty Media Corp., Class A	1,715,900
109,051	CVS Corp.	6,202,276
39,690	(1)Clear Channel Communications, Inc.	2,004,345
83,211	(1)Comcast Corp., Class A	3,198,423
57,686	Kimberly-Clark Corp.	4,034,415
211,226	(1)Kroger Co., Inc.	5,597,489
88,030	Philip Morris Cos., Inc.	3,361,646
61,089	Time Warner, Inc.	3,787,532
Shares		Value

Common Stocks—continued
	Consumer Staples—continued
91,660	(1)Viacom, Inc., Class B	$ 4,686,118

	Total	34,588,144

	Energy—4.6%
144,429	Conoco, Inc., Class A	3,556,564
62,129	ENSCO International, Inc.	1,510,511
21,430	El Paso Energy Corp.	1,287,139
141,305	Exxon Corp.	12,434,840
80,505	Royal Dutch Petroleum Co., ADR	4,805,142
61,672	Schlumberger Ltd.	3,823,664
26,530	Texaco, Inc.	1,540,398

	Total	28,958,258

	Finance—9.7%
125,191	American Express Co.	6,877,681
101,813	American International Group, Inc.	9,869,498
73,280	Bank of America Corp.	2,926,620
50,243	Bank of New York Co., Inc.	2,772,786
86,710	Chase Manhattan Corp.	3,197,431
244,694	Citigroup, Inc.	12,188,820
93,351	Federal Home Loan Mortgage Corp.	5,641,901
44,153	Franklin Resources, Inc.	1,598,780
28,104	MBIA, Inc.	1,935,663
62,203	MBNA Corp.	2,219,870
12,228	Marsh & McLennan Cos., Inc.	1,407,749
42,098	Morgan Stanley, Dean Witter & Co.	2,667,961
22,805	PNC Financial Services Group	1,516,533
124,369	Wells Fargo Co.	5,899,754

	Total	60,721,047

	Health Care—7.0%
42,446	American Home Products Corp.	2,552,066
45,558	(1)Amgen, Inc.	2,898,628
20,092	Applera Corp.	1,660,102
77,039	Bristol-Myers Squibb Co.	5,339,766
24,696	Genentech, Inc.	1,680,872
24,526	Guidant Corp.	1,322,871
76,906	Johnson & Johnson	7,690,600
61,199	Medtronic, Inc.	3,258,847
74,818	Merck & Co., Inc.	6,934,693
238,992	Pfizer, Inc.	10,590,333

	Total	43,928,778

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Shares or Principal Amount		Value

Common Stocks—continued
	Technology—13.9%
24,953	Automatic Data Processing, Inc.	$ 1,646,898
321,624	(1)Cisco Systems, Inc.	15,397,749
189,275	(1)EMC Corp.	14,077,328
21,681	(1)I2 Technologies, Inc.	2,092,217
116,331	Intel Corp.	4,427,849
87,382	(1)JDS Uniphase Corp.	4,374,561
97,696	(1)Microsoft Corp.	5,605,308
85,725	(1)Network Appliance, Inc.	4,232,672
184,547	Nortel Networks Corp.	6,966,649
84,184	(1)RF Micro Devices, Inc.	1,599,496
15,523	(1)SDL, Inc.	2,821,305
134,647	(1)Sun Microsystems, Inc.	10,241,587
136,517	Texas Instruments, Inc.	5,093,791
83,593	(1)Veritas Software Corp.	8,155,542

	Total	86,732,952

	Transportation—0.7%
129,842	Southwest Airlines Co.	4,098,138

	Utilities—1.7%
72,836	Duke Energy Corp.	6,550,688
62,835	Enron Corp.	4,068,566

	Total	10,619,254

	Total Common Stocks (identified cost $241,788,508)	341,581,933

Asset-Backed Securities—1.5%
$ 4,000,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	4,003,720
2,025,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	2,027,795
2,100,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.46%, 1/10/2009	2,050,701
1,000,000	First Omni Bank Credit Card Master Trust, 1996-A, Class A, 6.65%, 9/15/2003	999,680
34,128	Prudential Home Mortgage Securities 1993-60, Class A1, 6.75%, 12/25/2023	33,968

	Total Asset-Backed Securities (identified cost $9,322,655)	9,115,864

Principal Amount		Value

Corporate Bonds—15.7%
	Basic Materials—0.3%
$ 1,365,000	Du Pont (E.I.) de Nemours & Co., Note, 6.75%, 10/15/2004	$ 1,372,794
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	753,090

	Total	2,125,884

	Communication Services—1.1%
2,500,000	AT&T Corp., Global Bond, 6.00%, 3/15/2009	2,235,125
1,000,000	New England Telephone & Telegraph, Note, 5.875%, 4/15/2009	911,530
3,980,000	New York Telephone Co., Deb., 6.00%, 4/15/2008	3,741,439

	Total	6,888,094

	Consumer Cyclicals—0.8%
3,000,000	Carnival Corp., Unsecd. Note, 7.05%, 5/15/2005	2,977,290
2,000,000	Tribune Co., Note, 6.25%, 11/10/2026	1,993,000

	Total	4,970,290

	Consumer Staples—0.7%
5,145,000	Coca-Cola Enterprises, Inc., Bond, 6.75%, 1/15/2038	4,539,022

	Finance—10.1%
1,000,000	Associates Corp. of North America, Note, 6.00%, 12/1/2002	988,090
1,100,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	1,096,095
750,000	Bank of America Corp., Note, 6.625%, 6/15/2004	742,005
865,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	860,978
2,000,000	CIT Group, Inc., Note, 5.50%, 2/15/2004	1,885,280
1,450,000	CIT Group, Inc., Sr. Note, 5.625%, 10/15/2003	1,384,388
500,000	Caterpillar Financial Services Corp., MTN, 7.96%, 1/26/2004	517,545
3,000,000	Chase Manhattan Corp., Sr. Note, 5.15%, 12/15/2000	2,998,474

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 1,075,000	Commercial Credit Co., Deb., 8.70%, 6/15/2010	$ 1,160,850
1,000,000	Commercial Credit Co., Note, 6.50%, 8/1/2004	995,670
1,355,000	Corestates Capital, Company Guarantee, 6.75%, 11/15/2006	1,289,797
1,000,000	Countrywide Home Loans, Inc., Company Guarantee, 6.05%, 3/1/2001	998,070
1,000,000	DaimlerChrysler North America Holding Corp., 6.63%, 9/21/2001	1,000,140
629,500	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.23099995%, 6/15/2031	597,650
7,814,263	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.254%, 2/15/2031	401,902
1,000,000	Distribution Financial Services RV Trust, 6.48%, 5/15/2016	995,300
1,510,000	First Union National Bank 2000- C1 A2, Class A2, 7.841%, 3/15/2010	1,602,465
900,000	First Union National Bank, Charlotte, N.C., Sub. Note, (Series BKNT), 7.80%, 8/18/2010	887,616
1,000,000	Ford Motor Credit Corp., Note, 7.00%, 9/25/2001	999,000
5,000,000	General Electric Capital Corp., Note, 6.75%, 9/11/2003	5,044,150
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,725,100
1,650,000	General Motors Acceptance Corp., Note, 7.48%, 2/28/2003	1,678,892
1,545,000	Goldman Sachs Group, Inc., Note, MTN, (Series B), 7.35%, 10/1/2009	1,519,677
1,000,000	Goldman Sachs Group, Inc., Sr. Unsub., 6.65%, 5/15/2009	941,170
1,500,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,491,780
1,295,000	Household Finance Corp., Note, 6.00%, 5/1/2004	1,259,180
1,000,000	KFW International Finance, Company Guarantee, 8.25%, 11/30/2004	1,056,583

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 1,500,000	KFW International Finance, Note, 7.00%, 3/1/2013	$ 1,487,235
735,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	759,292
2,000,000	Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	1,993,480
1,000,000	Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	980,690
2,500,000	Merrill Lynch & Co., Inc., Bond, 6.00%, 7/15/2005	2,432,775
500,000	Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	513,295
1,000,000	Morgan Stanley Group, Inc., Note, 7.75%, 6/15/2005	1,037,400
1,000,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, 6.875%, 3/1/2003	1,004,160
750,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, (Series I), 7.07%, 2/10/2014	726,255
1,000,000	NationsBank Corp., MTN, 6.20%, 8/15/2003	984,860
1,000,000	NationsBank Corp., Sr. Note, 6.375%, 5/15/2005	973,830
2,500,000	NationsBank Corp., Sub. Note, 7.25%, 10/15/2025	2,234,575
1,300,000	SBC Communications Capital Corp., Note, 7.00%, 8/26/2002	1,315,535
1,250,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	1,206,013
2,380,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	2,130,386
3,500,000	Wells Fargo Financial, Inc., Sr. Note, 6.375%, 9/15/2002	3,481,170
1,000,000	Wells Fargo Financial, Inc., Sr. Note, 6.625%, 7/15/2004	991,240
2,250,000	Xerox CapEurope PLC, Company Guarantee, 5.75%, 5/15/2002	1,575,000

	Total	62,945,038

	Industrial Services—0.1%
450,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	440,973
526,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	486,350

	Total	927,323

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Corporate Bonds—continued
	Technology—1.1%
$ 4,250,000	Eastman Kodak Co., Note, 6.50%, 8/15/2001	$ 4,239,758
825,000	Honeywell International, Inc., 6.875%, 10/3/2005	832,425
1,500,000	Motorola, Inc., Sr. Deb., 6.50%, 9/1/2025	1,477,425

	Total	6,549,608

	Utilities—1.5%
680,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	613,863
1,000,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	914,300
3,060,000	National Fuel Gas Co., MTN, (Series D), 6.303%, 5/27/2008	2,961,162
1,500,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,458,870
1,608,911	General Services Administration— Rosecliff Realty, Note, 8.00%, 11/15/2008	1,656,173
1,500,000	Virginia Electric Power Co., 1st Ref. Mtg., Series B, 6.625%, 4/1/2003	1,495,110

	Total	9,099,478

	Total Corporate Bonds (identified cost $98,721,300)	98,044,737

Mortgage Backed Securities—17.7%
	Federal Home Loan Bank—0.2%
1,000,000	5.40%, 3/1/2004	980,940

	Federal Home Loan Mortgage Corporation—2.9%
1,183,941	6.00%, 8/1/2013	1,154,342
1,000,000	6.25%, 10/15/2002	1,002,810
114,759	6.50%, 12/1/2008	114,005
28,130	6.50%, 2/1/2009	27,928
394,588	6.50%, 3/1/2009	391,751
30,520	6.50%, 4/1/2009	30,300
146,846	6.50%, 6/1/2009	145,790
155,164	6.50%, 7/1/2010	154,048
346,062	7.00%, 2/1/2023	344,224
5,000,000	7.00%, 1/1/2031	4,953,150
10,000,000	7.50%, 1/1/2031	10,075,000

	Total	18,393,348

Principal Amount		Value

Mortgage Backed Securities—continued
	Federal National Mortgage Association—9.3%
$ 556,143	6.00%, 12/1/2010	$ 544,497
956,623	6.00%, 4/1/2011	936,591
4,418,545	6.00%, 12/1/2012	4,311,307
1,399,500	6.00%, 1/1/2013	1,365,534
2,956,985	6.00%, 4/1/2013	2,885,219
1,782,847	6.00%, 7/1/2013	1,736,599
1,680,278	6.13%, 9/1/2008	1,641,269
10,500,000	6.50%, 4/29/2009	10,226,685
2,084,568	6.50%, 7/1/2013	2,057,844
931,843	6.50%, 1/1/2028	906,506
11,384,434	6.50%, 2/1/2029	11,067,719
5,124,131	6.50%, 8/1/2029	4,978,401
5,132,686	6.50%, 10/1/2029	4,986,713
485,098	6.54%, 12/1/2007	484,705
1,834,907	6.56%, 12/1/2007	1,835,278
1,392,990	7.00%, 2/25/2021	1,392,545
2,398,782	7.06%, 8/1/2006	2,453,995
2,525,000	7.125%, 2/15/2005	2,608,249
632,581	7.50%, 4/1/2007	640,520
371,318	7.50%, 9/1/2022	376,253
109,409	8.00%, 6/1/2022	112,177
119,801	8.00%, 1/1/2023	122,534
16,331	8.50%, 8/1/2016	16,882
9,995	8.50%, 6/1/2024	10,279
123,364	8.50%, 7/1/2024	126,872
6,867	8.50%, 10/1/2024	7,062
151,376	8.50%, 12/1/2024	155,679
111	10.50%, 6/1/2001	112

	Total	57,988,026

	Government National Mortgage Association—4.9%
2,961,287	6.00%, 2/15/2029	2,824,327
2,914,736	6.00%, 2/15/2029	2,783,165
3,416,775	6.00%, 2/15/2029	3,258,749
5,678,560	6.00%, 3/15/2029	5,415,927
537,585	6.50%, 10/15/2008	536,112
825,125	6.50%, 12/15/2012	821,511
736,080	6.50%, 2/15/2013	731,708
652,352	6.50%, 2/15/2013	648,477
571,154	6.50%, 2/15/2013	567,762
321,226	6.50%, 3/15/2024	314,801
1,905,261	6.50%, 4/15/2029	1,858,811
1,686,143	6.50%, 4/15/2029	1,645,035
440,047	7.00%, 5/15/2023	438,811
973,954	7.00%, 8/15/2023	971,217

(See Notes to Portfolios of Investments)

WACHOVIA BALANCED FUND

Principal Amount		Value

Mortgage Backed Securities—continued
	Government National Mortgage Association—continued
$ 209,184	7.00%, 8/15/2023	$ 208,596
533,081	7.00%, 12/20/2025	528,422
275,351	7.50%, 3/15/2023	279,049
862,570	7.50%, 8/15/2027	871,731
5,000,000	7.50%, 12/15/2031	5,032,813
352,401	8.00%, 10/15/2022	361,099
143,077	8.00%, 6/15/2023	146,564
43,239	9.00%, 3/15/2009	45,247
38,339	9.00%, 11/15/2016	40,507
50,614	9.00%, 11/15/2019	53,414
237,946	9.00%, 12/15/2019	251,107
132,412	9.00%, 1/15/2021	139,570
27,037	9.00%, 4/15/2021	28,499

	Total	30,803,031

	Tennessee Valley Authority—0.4%
2,200,000	Tennessee Valley Authority, Bond, 5.28%, 9/14/2001	2,181,432

	Total Mortgage Backed Securities (identified cost $112,336,524)	110,346,777

(2) U.S. Treasury Obligations—6.1%
	U.S. Treasury Bill—0.2%
1,250,000	12/14/2000	1,247,350

	U.S. Treasury Bonds—5.9%
2,660,000	6.125%, 11/15/2027	2,803,730
11,625,000	6.375%, 8/15/2027	12,632,585
16,079,000	7.125%, 2/15/2023	18,809,857
1,900,000	8.125%, 8/15/2019	2,412,411

	Total	36,658,583

	Total U.S. Treasury Obligations (identified cost $35,346,312)	37,905,933

Shares or Principal Amount		Value

Closed-End Investment Companies—2.0%
44,000	2002 Target Term Trust, Inc.	$ 610,500
338,501	Blackrock 2001 Term Trust, Inc.	3,194,603
30,600	Blackrock Advantage Term Trust	296,438
222,900	Blackrock Strategic Term Trust, Inc.	2,047,894
368,011	Blackrock Target Term Trust	3,657,109
55,900	RCM Strategic Global Government Fund	524,063
12,500	TCW/DW Term Trust 2002	119,531
124,800	TCW/DW Term Trust 2003	1,193,400
153,700	Templeton Global Income Fund	902,988

	Total Closed-End Investment Companies (identified cost $12,008,063)	12,546,526

(3) Repurchase Agreement—5.4%
$33,959,578	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	33,959,578

	Total Investments (identified cost $543,482,940)	$643,501,348

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	3.16%
5 Year	4.48%
Start of Performance (5/7/93) (cumulative)	43.93%
Start of Performance (5/7/93)	4.93%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 8.03%, 5.46%, 50.70%, and 5.57%, respectively.

WACHOVIA FIXED INCOME FUND (CLASS B SHARES )

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class B Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class B Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.23%
Start of Performance (7/23/96) (cumulative)	24.97%
Start of Performance (7/23/96)	5.25%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 2.00% contingent deferred sales charge on any redemption less than five years from the purchase date. The maximum contingent deferred sales charge is 5.00% on any redemption less than one year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***	Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

WACHOVIA FIXED INCOME FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Fixed Income Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Fixed Income Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	8.31%
Start of Performance (7/23/96) (cumulative)	32.47%
Start of Performance (7/23/96)	6.67%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Aggregate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Aggregate is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Aggregate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

Asset-Backed Securities—6.1%
	Finance—6.1%
$11,575,000	American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	$ 11,585,760
8,020,000	Carco Auto Loan Master Trust 1999-4, Class A, 6.43%, 11/15/2004	8,031,068
5,000,000	Distribution Financial Services RV Trust, 6.48%, 5/15/2016	4,976,500
3,250,000	Distribution Financial Services Trust 1999-1, Class A5, 5.97%, 8/15/2013	3,197,642
640,000	PP&L Transition Bond Co. LLC, Class A7, 7.05%, 6/25/2009	654,195
5,000,000	Prime Credit Card Master Trust 1996-1, Class A, 6.70%, 7/15/2004	5,000,000
1,885,000	Providian Master Trust 2000-1, Class A, 7.49%, 8/17/2009	1,955,176

	Total Asset-Backed Securities (identified cost $35,338,139)	35,400,341

Collateralized Mortgage Obligations—6.1%
	Finance—6.1%
2,000,000	Commercial Mortgage Asset Trust 1999-C1, Class C, 7.35%, 8/17/2013	2,003,970
2,000,000	Criimi Mae CMBS Corp. 1998-1, Class A2, 6.009%, 2/20/2005	1,875,936
4,880,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.46%, 1/10/2009	4,765,436
2,825,000	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class D, 7.23%, 6/15/2031	2,682,068
33,186,499	Deutsche Mortgage and Asset Receiving Corp. 1998-C1, Class X, 1.254%, 2/15/2023	1,706,845
1,069,716	FSA Finance, Inc., Class A, 7.42%, 6/1/2007	1,074,668
3,600,000	First Union National Bank 2000-C1 A2, Class A2, 7.841%, 3/15/2010	3,820,445
4,327,395	General Services Administration— Rosecliff Realty Note, 8.00%, 11/15/2008	4,454,513
5,000,000	LB Commercial Conduit Mortgage Trust 1998-C1, Class A3, 6.48%, 1/18/2008	4,874,117

Principal Amount		Value

Collateralized Mortgage Obligations—continued
	Finance—continued
$ 1,000,000	Merrill Lynch Mortgage Investors, Inc., Class A2, 6.48%, 11/15/2026	$ 968,032
5,000,000	Merrill Lynch Mortgage Investors, Inc., Class A3, 6.72%, 11/15/2026	4,758,778
2,000,000	Nomura Asset Securities Corp. 1998-D6, Class A3, 6.97908%, 3/17/2028	1,979,640
22,187,837	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.65%, 3/17/2028	365,740

	Total Collateralized Mortgage Obligations (identified cost $35,866,722)	35,330,188

Corporate Bonds—21.3%
	Basic Materials—1.2%
240,000	Armstrong World Industries, Inc., Deb., 9.75%, 4/15/2008	64,800
4,905,000	Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	4,904,117
1,000,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, Series G, 6.47%, 9/26/2002	1,002,130
750,000	Temple-Inland, Inc., Unsecd. Note, 7.25%, 9/15/2004	753,090

	Total	6,724,137

	Capital Goods—1.0%
5,670,000	Ingersoll-Rand Co., Note, 6.13%, 11/18/2027	5,644,485

	Communication Services—1.8%
3,590,000	AT&T Corp., Global Bond, 6.00%, 3/15/2009	3,209,639
500,000	GTE California, Inc., Deb., Series A, 5.625%, 2/1/2001	499,330
1,820,000	GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	1,642,987
2,445,000	GTE North, Inc., Deb., 5.65%, 11/15/2008	2,235,463
3,500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,892,505

	Total	10,479,924

(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—0.7%
$ 500,000	General Motors Corp., Unsecd. Note, 7.10%, 3/15/2006	$ 499,345
3,000,000	Tribune Co., Note, 6.25%, 11/10/2026	2,989,500
500,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.75%, 5/15/2002	501,920

	Total	3,990,765

	Consumer Staples—0.7%
500,000	Anheuser-Busch Cos., Inc., Unsecd. Note, 6.90%, 10/1/2002	498,740
2,000,000	Avon Products, Inc., 6.90%, 11/15/2004	1,967,740
2,000,000	McDonald’s Corp., Sr. Note, 6.00%, 6/23/2012	1,982,640

	Total	4,449,120

	Finance—13.4%
1,000,000	American Express Co., Discount Note, 12/12/2000	998,590
1,340,000	BB&T Corp., Sub. Note, 7.25%, 6/15/2007	1,319,123
1,000,000	BankAmerica Corp., Sub. Note, 6.625%, 8/1/2007	958,400
1,250,000	BankAmerica Corp., Note, 6.625%, 6/15/2004	1,236,675
1,000,000	Bankers Trust Corp., Sr. Note, 6.75%, 10/3/2001	1,001,370
1,220,000	Bankers Trust Corp., Sub. Note, 7.25%, 10/15/2011	1,192,501
1,880,000	Bankers Trust Corp., Sub. Note, 7.375%, 5/1/2008	1,871,258
5,000,000	BankUnited Financial Corp., Note, 5.40%, 2/2/2004	4,817,200
2,050,000	Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	1,979,890
1,000,000	Caterpillar Financial Services Corp., Note, 7.96%, 1/26/2004	1,035,090
2,500,000	Commercial Credit Co., Unsecd. Note, 7.375%, 4/15/2005	2,539,075
1,640,000	Corestates Capital, Company Guarantee, 6.75%, 11/15/2006	1,561,083
500,000	First Colony Corp., Sr. Note, 6.625%, 8/1/2003	496,000
3,600,000	First Union Corp., Note, 6.625%, 6/15/2004	3,520,044
755,000	First Union Corp., Sub. Note, 6.824%, 8/1/2026	735,098

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 900,000	First Union National Bank, Charlotte, N.C., Sub. Note, 7.80%, 8/18/2010	$ 887,616
4,750,000	General Electric Capital Corp., Note, 6.75%, 9/11/2003	4,791,942
2,500,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	2,725,100
800,000	General Motors Acceptance Corp., Sr. Note, 5.63%, 1/15/2003	784,488
3,115,000	Goldman Sachs Group, Inc., Note, Series B, 7.35%, 10/1/2009	3,063,945
2,000,000	Hartford Life, Inc., Note, 7.10%, 6/15/2007	1,989,040
500,000	Household Finance Corp., 6.40%, 6/17/2008	465,400
3,000,000	Ikon Capital, Inc., Note, 6.94%, 5/21/2001	2,989,860
2,000,000	Inter-American Development Bank, Deb., 8.875%, 6/1/2009	2,319,320
2,145,000	International Lease Finance Corp., Note, 5.625%, 5/1/2002	2,109,114
7,000,000	Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009	7,005,110
1,000,000	Lehman Brothers Holdings, Inc., Sr. Note, 8.75%, 3/15/2005	1,057,780
1,375,000	Mercantile Bancorporation, Inc., 6.80%, 6/15/2001	1,372,429
500,000	Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	476,535
2,000,000	Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	1,835,240
1,100,000	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,088,681
2,090,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,071,294
2,000,000	Morgan Stanley Group, Inc., Note, 7.75%, 6/15/2005	2,074,800
1,500,000	Morgan Stanley, Dean Witter & Co., Unsecd. Note, Series I, 7.07%, 2/10/2014	1,452,510
2,000,000	Norwest Corp., Note, Series H, 6.75%, 6/15/2007	1,943,020
1,750,000	Norwest Financial, Inc., Sr. Note, 6.625%, 7/15/2004	1,734,670
2,100,000	Salomon, Inc., Note, 6.375%, 10/1/2004	2,059,806
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Finance—continued
$ 2,250,000	Simon DeBartolo Group, Inc., Company Guarantee, 6.875%, 10/27/2005	$ 2,170,822
4,700,000	Union Planters Corp., Sub. Note, 6.50%, 3/15/2018	4,207,064

	Total	77,936,983

	Technology—1.1%
4,201,000	Honeywell International, Inc., 6.875%, 10/3/2005	4,238,809
3,370,000	Motorola, Inc., Deb., 5.22%, 10/1/2097	2,129,537

	Total	6,368,346

	Utilities—1.3%
5,000,000	National Fuel Gas Co., Note, 6.303%, 5/27/2008	4,838,500
3,000,000	SCANA Corp., Sr. Note, Series B, 6.25%, 7/8/2003	2,981,220

	Total	7,819,720

	Total Corporate Bonds (identified cost $125,359,073)	123,413,480

Foreign Bonds—3.0%
	Finance—2.0%
185,000	Deutsche Bank Financial, Inc., Bank Guarantee, 7.50%, 4/25/2009	187,194
3,000,000	Hanson Overseas B.V., Sr. Note, 7.375%, 1/15/2003	2,978,610
5,915,000	Landeskreditbank B-W, Sub. Note, 7.875%, 4/15/2004	6,110,491
2,135,000	National Westminster Bank, PLC, Deb., 9.375%, 11/15/2003	2,276,123

	Total	11,552,418

	Utilities—1.0%
1,135,000	Ontario Hydro, Sr. Note, 6.10%, 1/30/2008	1,103,878
2,400,000	Petroleum Geo-Services ASA, Note, 7.50%, 3/31/2007	2,351,856
Principal Amount		Value

Foreign Bonds—continued
	Utilities—continued
$ 2,677,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	$ 2,475,208

	Total	5,930,942

	Total Foreign Bonds (identified cost $17,986,125)	17,483,360

U.S. Government Agencies—46.5%
	Federal Farm Credit Bank—0.3%
1,700,000	5.73%, 7/28/2003	1,681,929

	Federal Home Loan Bank—0.5%
1,000,000	6.52%, 4/2/2003	1,007,190
2,000,000	5.72%, 8/25/2003	1,983,740

	Total	2,990,930

	Federal Home Loan Mortgage Corporation—11.0%
1,454	12.50%, 2/1/2010	1,607
6,467	12.50%, 7/1/2011	7,207
1,839	12.50%, 3/1/2014	2,072
6,701	11.00%, 10/1/2015	7,279
749	11.00%, 10/1/2010	806
722	9.50%, 2/1/2019	758
395	9.50%, 2/1/2019	415
11,484	9.50%, 7/1/2016	12,015
804	9.00%, 1/1/2019	828
990	9.00%, 1/1/2019	1,019
783	8.50%, 8/1/2017	803
5,325	8.50%, 7/1/2017	5,456
4,762	8.25%, 10/1/2007	4,843
639,698	8.00%, 2/1/2017	651,487
344	8.00%, 1/1/2009	350
6,364	8.00%, 12/1/2008	6,486
10,331	8.00%, 1/1/2008	10,522
2,864	8.00%, 2/1/2009	2,919
20,624	8.00%, 4/1/2009	21,004
1,316	8.00%, 1/1/2019	1,341
94,022	7.50%, 2/1/2023	95,080
61,494	7.50%, 2/1/2023	62,186
157,078	7.50%, 2/1/2023	158,845
53,521	7.50%, 2/1/2023	54,123
44,353	7.50%, 2/1/2023	44,852
20,262	7.50%, 9/1/2007	20,604
18,000,000	7.50%, 1/1/2031	18,135,000
402,573	7.00%, 6/1/2008	404,710
12,000,000	7.00%, 1/1/2031	11,887,560
4,798,696	7.00%, 10/1/2029	4,753,684
19,439,666	7.00%, 1/1/2030	19,257,322
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Federated Home Loan Mortgage Corporation—continued
$ 146,174	7.00%, 1/1/2023	$ 145,488
589,931	7.00%, 2/1/2023	586,798
369,355	6.50%, 4/1/2009	366,700
1,018,734	6.50%, 11/1/2011	1,008,333
1,465,304	6.50%, 8/1/2013	1,446,518
339,827	6.50%, 5/1/2008	337,594
97,070	6.50%, 7/1/2008	96,432
174,778	6.50%, 6/1/2008	173,630
55,491	6.50%, 6/1/2008	55,126
9,818	6.50%, 6/1/2008	9,754
331,749	6.50%, 6/1/2008	329,569
1,000,000	6.05%, 9/15/2022	994,060
3,000,000	5.75%, 7/15/2003	2,971,410

	Total	64,134,595

	Federal National Mortgage Association—24.2%
167	12.50%, 9/1/2013	186
185	9.50%, 7/1/2016	196
1,212	9.50%, 7/1/2016	1,265
286	9.00%, 1/1/2017	299
146	8.50%, 2/1/2019	151
16,844	8.00%, 9/1/2009	17,165
1,506	8.00%, 11/1/2008	1,530
1,021,364	8.00%, 7/1/2025	1,043,068
3,597	8.00%, 1/1/2009	3,666
30,537	8.00%, 6/1/2022	31,309
150,077	7.50%, 1/1/2023	152,000
219,728	7.50%, 1/1/2023	221,994
611,400	7.50%, 1/1/2023	619,232
72,246	7.50%, 1/1/2023	72,991
69,238	7.50%, 1/1/2023	70,158
229,795	7.50%, 6/1/2023	232,164
616,084	7.50%, 5/1/2026	621,278
377,078	7.50%, 12/1/2022	381,909
287,537	7.50%, 4/1/2007	291,145
145,676	7.50%, 6/1/2023	147,178
2,419,482	7.16%, 1/1/2010	2,494,318
3,516,691	7.10%, 12/1/2006	3,606,466
4,565,532	7.00%, 8/1/2029	4,519,876
14,522,539	7.00%, 10/1/2029	14,377,313
7,954,376	7.00%, 8/1/2030	7,874,832
2,173,246	7.00%, 11/1/2028	2,152,188
2,089,486	7.00%, 2/25/2021	2,088,817
4,347,146	6.94%, 4/1/2004	4,366,956
6,210,094	6.90%, 4/1/2006	6,304,764
Principal Amount		Value

U.S. Government Agencies—continued
	Federated National Mortgage Association—continued
$ 1,494,365	6.50%, 7/1/2013	$ 1,475,207
2,639,711	6.50%, 3/1/2029	2,564,638
1,865,317	6.50%, 9/1/2012	1,844,127
2,114,794	6.50%, 9/1/2012	2,090,770
2,400,000	6.50%, 1/25/2014	2,355,744
2,075,334	6.50%, 1/1/2028	2,018,905
6,036,313	6.50%, 7/1/2013	5,958,928
1,000,000	6.50%, 7/29/2002	995,160
757,304	6.50%, 8/1/2013	747,595
27,313,917	6.50%, 2/1/2029	26,554,044
1,876,443	6.45%, 6/1/2009	1,855,502
2,919,578	6.29%, 4/1/2008	2,876,206
2,503,588	6.28%, 6/1/2009	2,455,214
2,740,448	6.26%, 6/1/2009	2,680,837
976,277	6.20%, 9/1/2008	955,160
3,392,732	6.10%, 3/1/2008	3,310,358
2,481,699	6.10%, 8/1/2008	2,420,595
724,654	6.00%, 1/1/2009	711,748
1,072,258	6.00%, 4/1/2011	1,049,805
9,240,584	6.00%, 4/1/2013	9,016,315
1,565,469	6.00%, 6/1/2013	1,524,861
3,205,446	6.00%, 8/1/2013	3,122,297
7,997,551	6.00%, 7/1/2013	7,790,095
2,363,874	6.00%, 7/1/2013	2,302,555

	Total	140,371,080

	Government National Mortgage Association—9.7%
105	11.00%, 11/15/2015	115
6,075	11.00%, 9/15/2015	6,694
985	11.00%, 11/15/2015	1,086
496	10.50%, 8/15/2017	542
14,987	9.50%, 12/15/2020	15,909
74,692	9.50%, 12/15/2016	78,917
2,205	9.50%, 12/15/2016	2,330
9,230	9.50%, 10/15/2020	9,798
3,178	9.50%, 10/15/2020	3,374
39,351	9.50%, 10/15/2020	41,773
20,951	9.50%, 6/15/2020	22,188
6,737	9.50%, 6/15/2020	7,135
1,861	9.50%, 4/15/2020	1,975
10,284	9.50%, 4/15/2020	10,879
884	9.50%, 7/15/2016	934
6,368	9.50%, 10/15/2017	6,737
2,047	9.50%, 7/15/2021	2,172
13,165	9.50%, 11/15/2020	13,914
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 21,720	9.50%, 9/15/2020	$ 23,058
6,199	9.50%, 9/15/2017	6,557
1,085	9.50%, 7/15/2018	1,150
15,404	9.50%, 6/15/2016	16,275
4,269	9.50%, 5/15/2016	4,510
678	9.50%, 5/15/2016	717
1,021	9.50%, 5/15/2016	1,079
1,683	9.50%, 7/15/2016	1,778
635	9.00%, 8/15/2016	671
1,309	9.00%, 7/15/2016	1,379
9,554	9.00%, 9/15/2016	10,094
5,182	9.00%, 5/15/2016	5,475
4,903	9.00%, 5/15/2016	5,180
11,614	9.00%, 6/15/2016	12,270
12,547	9.00%, 9/15/2016	13,221
6,004	9.00%, 7/15/2016	6,344
263	9.00%, 10/15/2016	277
15,840	9.00%, 10/15/2016	16,736
17,959	9.00%, 11/15/2016	18,897
61,951	9.00%, 2/15/2017	65,455
994	9.00%, 9/15/2016	1,050
11,674	9.00%, 9/15/2016	12,335
9,720	9.00%, 7/15/2016	10,269
24,167	9.00%, 10/15/2016	25,534
35,150	9.00%, 1/15/2017	37,138
1,663	9.00%, 1/15/2017	1,757
8,581	9.00%, 1/15/2017	9,066
11,905	9.00%, 10/15/2016	12,578
4,860	9.00%, 1/15/2017	5,050
14,137	9.00%, 1/15/2017	14,937
7,868	9.00%, 7/15/2018	8,308
15,979	9.00%, 9/15/2022	16,823
81,250	9.00%, 9/15/2019	85,743
12,523	9.00%, 1/15/2020	13,216
20,727	9.00%, 10/15/2019	21,873
2,230	9.00%, 11/15/2019	2,353
7,910	9.00%, 12/15/2019	8,350
96,819	9.00%, 3/15/2017	102,296
22,780	9.00%, 1/15/2021	24,026
24,576	9.00%, 7/15/2021	25,904
135,300	9.00%, 9/15/2020	142,699
14,242	9.00%, 7/15/2021	15,012
1,898	9.00%, 4/15/2018	2,004
142	9.00%, 7/15/2017	150
5,773	9.00%, 1/15/2021	6,085
16,141	9.00%, 11/15/2020	17,024
Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 16,997	9.00%, 1/15/2021	$ 17,927
10,415	9.00%, 1/15/2021	10,978
23,534	9.00%, 1/15/2021	24,821
9,807	9.00%, 2/15/2020	10,343
42,020	9.00%, 2/15/2021	44,292
38,464	9.00%, 8/15/2021	40,544
57,144	9.00%, 7/15/2021	60,233
7,649	9.00%, 11/15/2020	8,068
46,087	9.00%, 5/15/2022	48,521
4,145	9.00%, 7/15/2022	4,364
80,692	9.00%, 3/15/2020	85,105
5,586	9.00%, 8/15/2020	5,892
45,847	9.00%, 11/15/2020	48,354
28,644	9.00%, 10/15/2020	30,210
6,014	9.00%, 5/15/2017	6,354
14,463	9.00%, 11/15/2016	15,281
58,942	9.00%, 4/15/2022	62,055
7,900	9.00%, 9/15/2016	8,347
130,691	9.00%, 1/15/2017	138,083
2,262	9.00%, 6/15/2017	2,390
6,154	9.00%, 6/15/2017	6,503
5,225	9.00%, 6/15/2018	5,517
1,990	9.00%, 12/15/2016	2,102
53	9.00%, 8/15/2016	56
2,992	9.00%, 6/15/2016	3,162
10,542	9.00%, 5/15/2016	11,138
25,674	8.50%, 12/15/2021	26,629
34,002	8.50%, 6/15/2016	35,307
15,705	8.50%, 5/15/2021	16,289
229,279	8.50%, 9/15/2022	237,517
278,003	8.50%, 9/15/2022	287,992
2,900	8.50%, 4/15/2022	3,004
16,442	8.50%, 6/15/2022	17,033
12,432	8.50%, 11/15/2021	12,894
30,980	8.50%, 11/15/2021	32,132
40,551	8.50%, 11/15/2021	42,058
181,087	8.50%, 11/15/2022	187,593
34,315	8.50%, 5/15/2022	35,548
11,949	8.50%, 5/15/2016	12,408
549	8.50%, 9/15/2017	570
3,115	8.50%, 6/15/2017	3,235
3,004	8.50%, 6/15/2016	3,120
7,290	8.50%, 6/15/2016	7,569
1,698	8.50%, 7/15/2016	1,763
6,051	8.00%, 6/15/2017	6,225
78,665	8.00%, 9/15/2022	80,607
(See Notes to Portfolios of Investments)

WACHOVIA FIXED INCOME FUND

Principal Amount		Value

U.S. Government Agencies—continued
	Government National Mortgage Association—continued
$ 176,744	8.00%, 5/15/2022	$ 181,106
59,951	8.00%, 9/15/2022	61,430
604,103	8.00%, 6/15/2023	618,825
398,352	8.00%, 4/15/2017	409,800
5,450	8.00%, 6/15/2004	5,495
5,641	8.00%, 2/15/2017	5,804
171,265	8.00%, 9/15/2022	175,492
68,805	8.00%, 4/15/2022	70,503
520,860	7.50%, 1/15/2024	527,856
102,814	7.50%, 12/15/2022	104,227
72,430	7.50%, 12/15/2022	73,426
38,065	7.50%, 12/15/2022	38,589
82,110	7.50%, 12/15/2022	83,239
86,243	7.50%, 11/15/2022	87,429
88,346	7.50%, 10/15/2022	89,561
112,347	7.50%, 8/15/2022	113,891
78,656	7.50%, 2/15/2022	79,738
62,415	7.50%, 2/15/2022	63,273
80,389	7.50%, 2/15/2023	81,469
44,272	7.50%, 3/15/2023	44,867
88,084	7.50%, 2/15/2023	89,267
5,000,000	7.00%, 1/1/2030	4,970,300
4,782,367	7.00%, 9/15/2029	4,753,960
506,689	7.00%, 6/15/2023	505,266
470,492	6.50%, 5/15/2011	469,316
3,335,238	6.50%, 3/15/2029	3,253,925
8,925,584	6.50%, 1/15/2029	8,707,978
792,506	6.50%, 5/15/2009	790,905
3,116,395	6.50%, 11/20/2027	3,032,626
2,013,734	6.50%, 4/15/2024	1,973,459
642,452	6.50%, 3/15/2024	629,603
2,942,092	6.00%, 2/15/2029	2,806,020
2,895,842	6.00%, 2/15/2029	2,765,124
3,394,628	6.00%, 2/15/2029	3,237,627
5,641,751	6.00%, 3/15/2029	5,380,820
6,462,605	6.00%, 1/15/2029	6,163,709
859,666	6.00%, 5/15/2009	848,112

	Total	56,103,345

	Private Export Funding Corp.—0.4%
2,000,000	Private Export Funding Corp., Company Guarantee, Series I, 7.20%, 1/15/2010	2,076,660

	Sovereign Agency—0.4%
1,000,000	Israel AID, 5.625%, 9/15/2003	986,550
1,590,000	Israel AID, U.S. Gov’t. Guarantee, 6.125%, 3/15/2003	1,588,823

	Total	2,575,373

	Total U.S. Government Agencies (identified cost $271,469,875)	269,933,912

Principal Amount or Shares		Value

(2) U.S. Treasury Obligations—12.6%
	United States Treasury Note—0.0%
$ 10,000	United States Treasury Note, 6.50%, 2/15/2010	$ 10,703

	United States Treasury Bonds—12.6%
13,195,000	United States Treasury Bond, 6.375%, 8/15/2027	14,338,663
40,100,000	United States Treasury Bond, 6.75%, 8/15/2026	45,463,415
10,720,000	United States Treasury Bond, 8.00%, 11/15/2021	13,615,258

	Total	73,417,336

	Total U.S. Treasury Obligations (identified cost $69,819,566)	73,428,039

Closed-End Investment Companies—8.1%
226,000	2002 Target Term Trust, Inc.	3,135,750
780,100	Blackrock 2001 Term Trust, Inc.	7,362,194
28,400	Blackrock Advantage Term Trust	275,125
570,900	Blackrock Strategic Term Trust, Inc.	5,245,144
1,505,700	Blackrock Target Term Trust	14,962,894
106,700	Dresdner RCM Global Strategic Income Fund	713,556
3,200	Nations Government Income Term Trust 2003	29,600
35,800	Preferred Income Opportunity Fund	342,338
1,201,800	RCM Strategic Global Government Fund	11,266,875
14,400	TCW/DW Term Trust 2002	137,700
58,400	TCW/DW Term Trust 2003	558,450
496,300	Templeton Global Income Fund	2,915,763

	Total Closed-End Investment Companies (identified cost $44,731,335)	46,945,389

(3) Repurchase Agreement—1.7%
$ 9,960,333	Goldman Sachs Group, LP, 6.48%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	9,960,333

	Total Investments (identified cost $610,531,168)	$611,895,042

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class A Shares) (the “Fund”) from January 29, 1993 (start of performance) to November 30, 2000 compared to the Lehman Brothers Government/Corporate Intermediate Index (Lehman Intermediate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.52%
5 Year	4.28%
Start of Performance (1/29/93) (cumulative)	43.16%
Start of Performance (1/29/93)	4.68%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/ Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Intermediate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (1/29/93) (cumulative) and start of performance (1/29/93) periods were 7.34%, 5.23%, 49.89%, and 5.30%, respectively.

WACHOVIA INTERMEDIATE FIXED INCOME FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Intermediate Fixed Income Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Intermediate Fixed Income Fund (Class Y Shares) (the “Fund”) from March 30, 1998 (start of performance) to November 30, 2000 compared to the Lehman Brothers Govt./Corp. Intermediate Index (Lehman Intermediate).**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	7.52%
Start of Performance (3/30/98) (cumulative)	14.27%
Start of Performance (3/30/98)	5.12%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Intermediate has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Intermediate is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/ Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The Lehman Intermediate is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA INTERMEDIATE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

Asset-Backed Securities—4.8%
	Finance—4.8%
$ 760,000	DLJ Commercial Mortgage Corp. 1999-CG1, Class A1B, 6.460%, 1/10/2009	$ 742,158
1,135,000	Discover Card Master Trust I 1998-7, Class A, 5.600%, 5/16/2006	1,109,814
1,475,000	Distribution Financial Services RV Trust 1999-1, Class A5, 5.970%, 8/15/2013	1,451,238
1,000,000	Ford Credit Auto Owner Trust 2000-G, Class A4, 6.620%, 7/15/2004	1,004,370
1,894,741	Premier Auto Trust 1998-1, Class A4, 5.700%, 10/6/2002	1,886,442
218,225	World Omni Automobile Receivables Trust, Class A1, 6.694%, 8/14/2001	218,262

	Total Asset-Backed Securities (identified cost $6,502,456)	6,412,284

Collateralized Mortgage Obligations—2.9%
1,000,000	(4)FSA Finance, Inc., Class B, 7.780%, 6/1/2007	1,005,937
1,600,000	First Union National Bank 2000-C1 A2, Class A2, 7.841%, 3/15/2010	1,697,976
1,000,000	Merrill Lynch Mortgage Investors, Inc., 1998-C1, Class A2, 6.480%, 11/15/2026	968,032
6,408,741	Nomura Asset Securities Corp. 1998-D6, Class ACS1, 1.650%, 3/17/2028	105,640

	Total Collateralized Mortgage Obligations (identified cost $3,611,065)	3,777,585

Corporate Bonds—36.3%
	Basic Materials—0.6%
750,000	Du Pont (E.I.) de Nemours & Co., Unsecd. Note, 6.750%, 10/15/2002	752,872

	Communication Services—1.3%
900,000	AT&T Corp., Global Bond, 6.000%, 3/15/2009	804,645
1,000,000	GTE North, Inc., Deb., 5.650%, 11/15/2008	914,300

	Total	1,718,945

Principal Amount		Value

Corporate Bonds—continued
	Consumer Cyclicals—2.9%
$ 750,000	Coca-Cola Enterprises, Inc., 5.750%, 11/1/2008	$ 691,148
1,000,000	Ford Motor Co., Note, 7.250%, 10/1/2008	976,600
1,400,000	Hasbro, Inc., 5.600%, 11/1/2005	1,201,914
1,000,000	Wal-Mart Stores, Inc., Note, 5.875%, 10/15/2005	974,060

	Total	3,843,722

	Banking & Finance—24.3%
1,000,000	CIGNA Corp., Note, 7.400%, 5/15/2007	996,370
2,000,000	CIT Group, Inc., Note, 5.500%, 2/15/2004	1,885,280
650,000	CIT Group, Inc., Sr. Note, 5.625%, 10/15/2003	620,587
1,205,000	Corestates Capital, Company Guarantee, 6.75%, 11/15/2006	1,147,015
2,000,000	Countrywide Home Loans, Inc., Company Guarantee, MTN, 6.050%, 3/1/2001	1,996,140
500,000	Dresdner Bank AG, Frankfurt, Sub. Note, 6.625%, 9/15/2005	489,655
1,500,000	First Union Corp., Note, 6.625%, 6/15/2004	1,466,685
1,185,000	First Union National Bank, Charlotte, NC, Sub. Note, (Series BKNT), 7.800%, 8/18/2010	1,168,694
2,000,000	Fleet Credit Card LLC, Sub. Note, 7.000%, 8/1/2003	2,016,000
1,000,000	Fleet National Bank, Sub. Note, 6.500%, 12/19/2007	953,570
750,000	General Electric Capital Corp., MTN, 5.500%, 4/15/2002	741,285
1,000,000	General Electric Capital Corp., MTN, 5.960%, 5/14/2001	996,990
1,000,000	General Electric Capital Corp., MTN, 6.750%, 9/11/2003	1,008,830
790,000	Goldman Sachs Group, Inc., Note, MTN, 7.350%, 10/1/2009	777,052
1,000,000	J.P. Morgan & Co., Inc., MTN, 6.000%, 1/15/2009	912,210
1,000,000	J.P. Morgan & Co., Inc., Sub. Note, 7.625%, 9/15/2004	1,027,690
(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

Corporate Bonds—continued
	Banking & Finance—continued
$1,000,000	KFW International Finance, Company Guarantee, 8.250%, 11/30/2004	$ 1,056,583
1,000,000	Lehman Brothers Holdings, Inc., Bond, 7.000%, 5/15/2003	996,740
1,000,000	Lehman Brothers Holdings, Inc., Note, 7.375%, 5/15/2004	1,010,900
500,000	McDonnell Douglas Finance Corp., Series MTN, 6.830%, 5/21/2001	500,065
1,000,000	Merrill Lynch & Co., Inc., Bond, 6.000%, 7/15/2005	973,110
1,000,000	Merrill Lynch & Co., Inc., Note, 6.000%, 2/12/2003	986,950
1,000,000	Merrill Lynch & Co., Inc., Note, 7.360%, 7/24/2002	1,009,670
500,000	Morgan Stanley Group, Inc., Note, 7.750%, 6/15/2005	518,700
1,000,000	Pitney Bowes Credit Corp., MTN, 6.780%, 7/16/2001	1,000,550
1,000,000	Salomon, Inc., Sr. Note, 7.30%, 5/15/2002	1,007,920
2,100,000	Southern National Corp., Sub. Note, 7.050%, 5/23/2003	2,076,459
1,000,000	State Street Boston Corp., 5.950%, 9/15/2003	975,950
1,000,000	Union Planters Corp., Sub. Note, 6.500%, 3/15/2018	895,120
1,000,000	Wells Fargo Financial, Inc., Sr. Note, (Series 2002), 7.875%, 2/15/2002	1,011,640

	Total	32,224,410

	Health Care—0.8%
1,000,000	Bristol-Myers Squibb Co., Deb., 7.150%, 6/15/2023	1,029,380

	Real Estate—0.3%
450,000	Simon DeBartolo Group, Inc., Sr. Note, 6.875%, 10/27/2005	434,165

	Recreation—2.5%
3,250,000	Disney (Walt) Co., Bond, (Series B), 6.750%, 3/30/2006	3,293,583

	Technology—0.6%
825,000	Honeywell International, Inc., 6.875%, 10/3/2005	832,425

Principal Amount		Value

Corporate Bonds—continued
	Transportation—1.5%
$1,000,000	Burlington Northern, Inc., Equipment Trust, (Series 96AA), 7.460%, 9/24/2011	$ 1,012,310
1,000,000	CSX Corp., Deb., 7.050%, 5/1/2002	998,220

	Total	2,010,530

	Utilities—1.5%
450,000	Petroleum Geo-Services ASA, Note, 7.500%, 3/31/2007	440,973
526,000	Petroleum Geo-Services ASA, Sr. Note, 6.625%, 3/30/2008	486,350
1,000,000	SCANA Corp., MTN (Series B), 7.440%, 10/19/2004	1,032,830

	Total	1,960,153

	Total Corporate Bonds (identified cost $48,513,306)	48,100,185

Government Agencies—33.0%
	Federal Farm Credit—0.8%
1,080,000	5.750%, 9/1/2005	1,056,370

	Federal Home Loan Bank System—4.9%
1,000,000	5.280%, 1/6/2004	978,440
1,000,000	5.575%, 2/17/2009	939,220
2,000,000	6.250%, 8/13/2004	2,002,180
1,500,000	6.405%, 4/10/2001	1,499,760
1,030,000	8.090%, 12/28/2004	1,097,589

	Total	6,517,189

	Federal Home Loan Mortgage Corporation—3.3%
2,370,623	7.000%, 7/1/2029	2,348,386
2,000,000	7.000%, 1/1/2031	1,981,260

	Total	4,329,646

	Federal National Mortgage Association—19.2%
2,958,000	5.125%, 2/13/2004	2,883,133
2,000,000	5.460%, 11/3/2003	1,955,620
3,041,528	6.000%, 8/1/2013	2,962,630
3,257,126	6.500%, 8/1/2028	3,166,513
6,542,778	6.500%, 2/1/2029	6,360,758
2,784,109	6.500%, 7/1/2013	2,748,416
1,500,000	6.710%, 7/24/2001	1,503,285
1,441,422	6.740%, 1/1/2004	1,440,965
2,447,059	7.000%, 9/1/2027	2,425,648

	Total	25,446,968

(See Notes to Portfolios of Investments)

WACHOVIA INTERMEDIATE FIXED INCOME FUND

Principal Amount		Value

Government Agencies—continued
	Government National Mortgage Association—4.3%
$1,378,536	6.000%, 2/15/2029	$ 1,314,779
1,194,764	6.000%, 2/15/2029	1,139,506
1,175,983	6.000%, 2/15/2029	1,122,899
2,291,078	6.000%, 3/15/2029	2,185,116

	Total	5,762,300

	Sovereign Agency—0.5%
600,000	Israel AID, Note, (Series 3-C), 6.600%, 2/15/2008	608,442

	Total Government Agencies (identified cost $44,233,520)	43,720,915

U.S. Treasury Obligations—13.1%
	United States Treasury Bonds—1.0%
455,000	6.125%, 11/15/2027	479,456
675,000	7.250%, 5/15/2016	779,733

	Total	1,259,189

	(2)United States Treasury Notes—12.1%
1,000,000	5.250%, 5/15/2004	990,620
1,000,000	5.625%, 5/15/2008	1,007,810
335,000	5.750%, 8/15/2003	336,675
1,000,000	5.875%, 9/30/2002	1,003,590
2,000,000	6.250%, 2/15/2003	2,026,080
3,705,000	6.375%, 8/15/2002	3,744,347
900,000	6.500%, 8/15/2005	936,702
1,500,000	6.875%, 5/15/2006	1,595,865
4,150,000	7.000%, 7/15/2006	4,442,451

	Total	16,084,140

	Total U.S. Treasury Obligations (identified cost $16,891,992)	17,343,329

Shares or Principal Amount		Value

Closed-End Investment Companies—6.7%
26,155	2002 Target Term Trust, Inc.	$ 362,901
235,965	Blackrock 2001 Term Trust, Inc.	2,226,920
155,667	Blackrock Strategic Term Trust, Inc.	1,430,191
199,905	Blackrock Target Term Trust, Inc.	1,986,556
23,100	Hyperion 2002 Term Trust	200,681
50,000	TCW/DW Term Trust 2002	478,125
228,550	TCW/DW Term Trust 2003	2,185,509

	Total Closed-End Investment Companies (identified cost $8,405,376)	8,870,883

(3) Repurchase Agreement—3.7%
$4,878,968	Goldman Sachs Group, LP, 6.480%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	4,878,968

	Total Investments (identified cost $133,036,683)	$133,104,149

(See Notes to Portfolios of Investments)

WACHOVIA SHORT -TERM FIXED INCOME FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class A Shares) (the “Fund”) from May 7, 1993 (start of performance) to November 30, 2000 compared to the Merrill Lynch 1-3 Year Treasury Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	4.12%
5 Year	4.78%
Start of Performance (5/7/93) (cumulative)	41.41%
Start of Performance (5/7/93)	4.69%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to February 1, 1995. As of February 1, 1995, the Fund’s maximum sales charge is 2.50%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Treasury Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-3 Year Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e, without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (5/7/93) (cumulative) and start of performance (5/7/93) periods were 6.82%, 5.30%, 45.09%, and 5.04%, respectively.

WACHOVIA SHORT -TERM FIXED INCOME FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Short-Term Fixed Income Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Short-Term Fixed Income Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to Merrill Lynch 1-3 Year Treasury Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	7.09%
Start of Performance (7/23/96) (cumulative)	27.90%
Start of Performance (7/23/96)	5.81%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-3 Year Treasury Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The Merrill Lynch 1-3 Year Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA SHORT -TERM FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

Asset-Backed Security—2.1%
$1,000,000	Distribution Financial Services RV Trust, (Series 1999-2), Class A4, 6.48%, 10/15/2013 (identified cost $999,781)	$ 995,300

Collateralized Mortgage Obligations—10.5%
	Finance—10.5%
1,069,716	(4)FSA Finance, Inc., Class A, 7.420%, 6/1/2007	1,074,668
4,033,911	Federal National Mortgage Association, (Series 1993-137), Class B, 6.000%, 9/1/2013	3,929,271

	Total Collateralized Mortgage Obligations (identified cost $5,053,773)	5,003,939

Corporate Bonds—42.7%
	Capital Goods—4.2%
2,000,000	Eaton Corp., 7.050%, 9/4/2002	2,009,702

	Consumer Durables—5.2%
2,500,000	DaimlerChrysler AG, Note, 7.125%, 3/1/2002	2,495,975

	Consumer Staples—2.1%
1,000,000	Avon Products, Inc., 6.900%, 11/15/2004	983,870

	Finance—19.9%
2,000,000	Deere (John) Capital Corp., MTN, 6.750%, 3/7/2001	1,996,640
1,000,000	CIT Group, Inc., 5.625%, 10/15/2003	954,750
2,000,000	Ford Motor Credit Co., Note, 7.600%, 8/1/2005	2,026,240
1,000,000	General Electric Capital Corp., 6.750%, 9/11/2003	1,008,830
500,000	Heller Financial, Inc., 7.875%, 5/15/2003	508,505
1,000,000	Household Finance Corp., MTN, 6.125%, 7/15/2002	989,210
2,000,000	Merrill Lynch & Co., Inc., MTN, 6.020%, 5/11/2001	1,993,660

	Total	9,477,835

	Technology—9.2%
1,945,000	BellSouth Telecommunications, Inc., 6.000%, 6/15/2002	1,920,318
Principal Amount		Value

Corporate Bonds—continued
	Technology—continued
$1,500,000	Eastman Kodak Co., 6.500%, 8/15/2001	$ 1,496,385
1,000,000	First Data Corp., 6.625%, 4/1/2003	992,900

	Total	4,409,603

	Utilities—2.1%
1,000,000	Dominion Resources, Inc., 7.600%, 7/15/2003	1,015,570

	Total Corporate Bonds (identified cost $20,333,731)	20,392,555

U.S. Government Agencies—16.5%
	Federal Home Loan Bank—14.5%
6,000,000	5.735%, 7/22/2003	5,936,220
1,000,000	6.00%, 12/04/2003	982,813

	Total	6,919,033

	Federal National Mortgage Association—2.0%
1,000,000	5.500%, 1/26/2004	976,090

	Total U.S. Government Agencies (identified cost $7,922,653)	7,895,123

U.S. Treasury Obligations—26.0%
	United States Treasury Notes—26.0%
1,000,000	5.500%, 1/31/2003	997,660
3,000,000	5.750%, 4/30/2003	3,008,910
2,000,000	5.750%, 8/15/2003	2,010,000
5,000,000	5.875%, 11/15/2004	5,063,850
250,000	6.250%, 10/31/2001	250,425
1,000,000	6.750%, 5/15/2005	1,049,370

	Total U.S. Treasury Obligations (identified cost $12,376,133)	12,380,215

(3) Repurchase Agreement—2.9%
1,390,508	Goldman Sachs Group, LP, 6.480%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	1,390,508

	Total Investments (identified cost $48,076,579)	$48,057,640

(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Georgia Municipal Bond Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Georgia Municipal Bond Fund (Class A Shares) (the “Fund”) from December 23, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.05%
5 Year	3.13%
Start of Performance (12/23/94) (cumulative)	32.96%
Start of Performance (12/23/94)	4.91%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were 6.86%, 4.09%, 39.21%, and 5.73%, respectively.

WACHOVIA GEORGIA MUNICIPAL BOND FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Georgia Municipal Bond Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Georgia Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	7.13%
Start of Performance (7/23/96) (cumulative)	22.59%
Start of Performance (7/23/96)	4.78%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA GEORGIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Credit Rating*	Value

Long-Term Municipals—96.4%
	Georgia—96.2%
$1,530,000	Alpharetta, GA Development Authority, University and College Improvement Revenue Bonds, 4.80% (Original Issue Yield: 4.925%), 11/1/2018	AA	$ 1,416,918
1,000,000	Atlanta & Fulton County, GA Recreation Authority, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2021	AAA	998,750
3,500,000	Atlanta, GA, GO UT (Series A), 6.125% (Original Issue Yield: 6.18%), 12/1/2023	AA	3,765,475
1,300,000	Atlanta, GA Airport Facilities Revenue Board, Refunding Bonds (Series A), 6.50% (AMBAC INS), 1/1/2009	AAA	1,452,594
2,000,000	Atlanta, GA Downtown Development Authority, Refunding Bonds, 6.00% (Original Issue Yield: 6.10%), 10/1/2006	AA	2,084,140
1,500,000	Atlanta, GA Downtown Development Authority, Revenue Bonds, 6.75% (Trust Co. Bank LOC)/(Original Issue Yield: 6.95%), 11/1/2014	Aa3	1,626,810
510,000	Atlanta, GA, Urban Residential Finance Authority, Dorm Facility Refunding Revenue Bonds, 5.70% (Morehouse College)/(MBIA INS), 12/1/2010	AAA	536,561
700,000	Atlanta, GA Water & Sewer, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.20%), 1/1/2015	AAA	722,876
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$1,000,000	Augusta, GA Water & Sewage, 5.25% (FSA INS)/(Original Issue Yield: 5.50%), 10/1/2026	AAA	$ 975,760
2,250,000	Augusta, GA Water & Sewage, Refunding Revenue Bonds, 5.15% (FSA INS), 10/1/2015	AAA	2,254,095
1,980,000	Augusta, GA Water & Sewage, Refunding Revenue Bonds, 5.25% (FSA INS), 10/1/2017	AAA	1,983,901
500,000	Cherokee County, GA Water & Sewer Authority, Refunding Bonds, 6.90% (MBIA INS)/(Original Issue Yield: 6.982%), 8/1/2018	AAA	516,960
1,400,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 4.75% (Original Issue Yield: 4.99%), 8/1/2028	AAA	1,232,784
1,820,000	Cherokee County, GA Water & Sewer Authority, Revenue Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.30%), 8/1/2025	AAA	1,763,325
1,000,000	Cobb County, GA, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.55%), 7/1/2008	AA	1,023,340
1,250,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 10/1/2012	AAA	1,312,650
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$4,000,000	Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Refunding Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 5.70%), 10/1/2026	AAA	$ 4,144,160
1,000,000	De Kalb County, GA Development Authority, (Series A), 5.25%, GO UT Bonds (Original Issue Yield: 4.65%), 11/1/2002	AA	1,017,070
3,075,000	De Kalb County, GA Development Authority, Refunding Bonds (Series A), 6.00% (Original Issue Yield: 6.086%), 10/1/2014	AA	3,237,483
2,000,000	De Kalb County, GA School District, GO UT Bonds (Series A), 6.25%, 7/1/2010	AA	2,231,220
1,000,000	De Kalb County, GA School District, GO UT Refunding Bonds, 5.60% (Original Issue Yield: 5.70%), 7/1/2008	AA	1,039,000
1,500,000	De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.21%), 10/1/2028	AA	1,394,040
1,000,000	De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.40%), 10/1/2018	AA	1,008,100
1,000,000	De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.45%), 10/1/2019	AA	1,004,000
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$1,000,000	De Kalb County, GA Water & Sewer, Refunding Revenue Bonds, 5.375% (Original Issue Yield: 5.48%), 10/1/2020	AA	$ 1,001,550
1,000,000	Douglas County, GA School District, GO UT, 5.00% (Original Issue Yield: 4.85%), 1/1/2003	AA–	1,010,900
500,000	Downtown Savannah, GA, Refunding Revenue Bonds (Series A), 4.95% (Original Issue Yield: 5.05%), 1/1/2006	AA	507,455
2,485,000	Fayette County, GA School District, GO UT Bonds, 4.625% (Original Issue Yield: 4.80%), 3/1/2012	AA	2,393,154
1,995,000	Fayette County, GA School District, GO UT Bonds, 6.25%, 3/1/2005	A+	2,126,610
1,000,000	Forsyth County, GA, 5.50% (Original Issue Yield: 5.80%), 3/1/2020	AA–	1,015,430
1,000,000	Forsyth County, GA School District, GO UT Bonds, 6.75%, 7/1/2016	AA–	1,163,390
1,880,000	Fulton County, GA Building Authority, Refunding Bonds (Series A), 5.80% (Original Issue Yield: 5.90%), 1/1/2005	AA	1,962,137
1,000,000	Fulton County, GA Facilities Corp., Certificates of Participation, 5.50% (Original Issue Yield: 5.88%), 11/1/2018	AAA	1,009,090
475,000	Fulton County, GA Water & Sewage System, 6.25% (FGIC INS)/ (Original Issue Yield: 6.425%), 1/1/2007	AAA	517,090
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 285,000	Georgia Municipal Electric Authority, Electric Power Refunding Revenue Bonds (Series B), 6.125% (FGIC INS)/(Original Issue Yield: 6.30%), 1/1/2014	AAA	$ 296,143
1,780,000	Georgia State, (Series A), 6.00%, 4/1/2015	AAA	1,955,686
1,000,000	Georgia State, (Series A), 6.20% (Original Issue Yield: 6.199%), 2/1/2004	AAA	1,022,880
1,000,000	Georgia State, (Series C), 5.00% (Original Issue Yield: 5.20%), 7/1/2009	AAA	1,025,570
1,970,000	Georgia State, (Series C), 6.00% (Original Issue Yield: 5.17%), 7/1/2012	AAA	2,145,882
1,750,000	Georgia State, (Series C), 7.25% (Original Issue Yield: 5.25%), 7/1/2008	AAA	2,039,188
1,430,000	Georgia State, GO UT, 6.25%, 4/1/2007	AAA	1,559,529
500,000	Georgia State, GO UT, 6.50% (Original Issue Yield: 6.63%), 4/1/2006	AAA	545,570
2,415,000	Georgia State, GO UT (Series D), 6.00% (Original Issue Yield: 4.37%), 10/1/2003	AAA	2,515,826
2,000,000	Georgia State, GO UT (Series D), 6.80%, 8/1/2005	AAA	2,189,960
1,000,000	Georgia State, GO UT Bonds (Series A), 6.00% (Original Issue Yield: 6.40%), 2/1/2007	AAA	1,022,550
1,300,000	Georgia State, GO UT Bonds (Series A), 6.25%, 4/1/2008	AAA	1,430,910
1,000,000	Georgia State, GO UT Bonds (Series B), 5.95%, 3/1/2004	AAA	1,044,910
765,000	Georgia State, GO UT Bonds (Series C), 7.25%, 7/1/2004	AAA	834,653
500,000	Georgia State Municipal Gas Authority, Revenue Bonds, 6.00%, 7/1/2004	A–	521,785
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$1,000,000	Gwinnett County, GA, Certificates of Participation, 8.50% (Original Issue Yield: 6.50%), 8/1/2002	AAA	$ 1,064,450
1,865,000	Gwinnett County, GA Housing Authority, Refunding Revenue Bonds (Series A), 5.50% (FNMA COL), 4/1/2026	AAA	1,894,971
1,100,000	Gwinnett County, GA, Water & Sewage Utility Certificates of Participation, 8.40%, 8/1/2001	AAA	1,128,655
3,000,000	Gwinnett County, GA Water and Sewer Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 8/1/2016	AAA	2,941,680
3,000,000	Gwinnett County, GA Water and Sewer Authority, Water and Sewage, 5.00% (Original Issue Yield: 5.25%), 8/1/2017	AAA	2,928,540
1,000,000	Henry County, GA School District, GO UT Bonds, 5.625% (MBIA INS), 8/1/2007	AAA	1,052,670
1,000,000	Henry County, GA School District, GO UT Bonds (Series A), 6.45%, 8/1/2011	A+	1,117,190
1,600,000	Henry County, GA, Water & Sewer Authority, Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 5.32%), 2/1/2026	AAA	1,498,784
1,000,000	Macon-Bibb County, GA Hospital Authority, Refunding Revenue Bond, (Series A), 5.30% (FGIC INS), 8/1/2011	AAA	1,028,250
(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$ 250,000	Macon-Bibb County, GA Hospital Authority, Refunding Revenue Bond, (Series C), 5.25% (FGIC INS), 8/1/2011	AAA	$ 256,037
3,425,000	Marietta, GA, GO UT (Series A) School Improvement Bonds, 4.50% (Original Issue Yield: 4.88%), 2/1/2019	AA–	3,008,931
400,000	Marietta, GA Development Authority, Revenue Bonds (Series B), 5.75% (Life College, Inc.)/(CGIC INS)/(Original Issue Yield: 5.91%), 9/1/2014	AAA	414,776
500,000	Meriwether County, GA School District, GO UT Bonds, 7.00% (FSA INS), 2/1/2007	AAA	563,920
1,000,000	Metropolitan Atlanta Rapid Transit Authority, (Series P), 6.25% (Original Issue Yield: 6.35%), 7/1/2011	AAA	1,116,120
1,000,000	Municipal Electric Authority of Georgia, (Series A), 5.25% (MBIA INS)/(Original Issue Yield: 4.64%), 1/1/2013	AAA	1,017,430
1,000,000	Paulding County, GA School District, GO UT, (Series A), 6.625% (Original Issue Yield: 6.75%), 2/1/2009	A	1,130,350
2,000,000	Peachtree County GA, Water & Sewer Authority, Revenue Bond, (Series A), 5.375% (Original Issue Yield: 5.60%), 3/1/2022	AA	1,992,300
1,000,000	Private Colleges & Universities Facilities of GA, (Series A), 5.50% (Original Issue Yield: 5.68%), 11/1/2033	AA	999,190
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	Georgia—continued
$1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 5.625% (Agnes Scott College Project)/ (Original Issue Yield: 5.70%), 6/1/2023	AA	$ 1,005,910
1,000,000	Private Colleges & Universities Facilities of GA, Refunding Revenue Bonds, 6.00% (MBIA INS)/ (Original Issue Yield: 6.00%), 11/1/2002	AAA	1,029,940
1,500,000	Private Colleges & Universities Facilities of GA, Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.06%), 6/1/2024	AAA	1,404,360
2,000,000	Richmond County, GA Public Facilities, Inc., Certificates of Participation, 6.10% (AMBAC INS), 11/1/2020	Aaa	2,131,620
1,000,000	Rockdale County, GA School District, GO UT, 6.20%, 1/1/2006	A1	1,070,140
1,500,000	Rockdale County, GA School District, GO UT Bonds, 6.30%, 1/1/2007	A1	1,609,545
2,335,000	Savannah, GA Resources Recovery Development Authority, Revenue Bonds, 6.30% (Savannah Energy Systems Co.), 12/1/2006	A+	2,391,624

	Total		107,397,243

	Puerto Rico—0.2%
265,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	251,326

	Total Long-Term Municipals (identified cost $105,630,446)		107,648,569

(See Notes to Portfolios of Investments)

WACHOVIA GEORGIA MUNICIPAL BOND FUND

Shares		Value

Open-End Investment Companies—4.5%
834	AIM Global Management Short Term Investments	$ 834
1,953,354	Federated Tax-Free Obligations Fund	1,953,354
3,058,885	Fidelity Tax Exempt Money Market Fund	3,058,885

	Total Open-End Investment Companies (at net asset value)	5,013,073

	Total Investments (identified cost $110,643,519)	$112,661,642

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia North Carolina Municipal Bond Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia North Carolina Municipal Bond Fund (Class A Shares) (the “Fund”) from December 23, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	1.86%
5 Year	3.33%
Start of Performance (12/23/94) (cumulative)	34.78%
Start of Performance (12/23/94)	5.15%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The bonds are rated A or better and represent a variety of coupon ranges. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (12/23/94) (cumulative) and start of performance (12/23/94) periods were 6.71%, 4.29%, 41.12% and 5.97%, respectively.

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia North Carolina Municipal Bond Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia North Carolina Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	6.98%
Start of Performance (7/23/96) (cumulative)	23.80%
Start of Performance (7/23/96)	5.02%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Credit Rating*	Value

Long-Term Municipals–97.8%
	North Carolina–96.6%
$ 8,650,000	Appalachian State University, NC, Electricity, Light, Power, University and College Improvement Revenue Bonds, 6.20% (MBIA INS)/(Original Issue Yield: 6.27%), 5/15/2024	AAA	$ 9,280,066
2,000,000	Appalachian State University, NC, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 5/15/2018	AAA	1,926,660
1,030,000	Buncombe County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.15%), 4/1/2014	AA	1,014,189
1,400,000	Carteret County, NC, GO UT Bonds, 5.40% (MBIA INS)/(Original Issue Yield: 5.60%), 5/1/2015	AAA	1,439,130
1,300,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2013	AAA	1,344,694
1,305,000	Carteret County, NC, GO UT School Improvements, 5.40% (MBIA INS)/(Original Issue Yield: 5.55%), 5/1/2014	AAA	1,346,094
7,655,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.03%), 2/1/2020	AAA	7,585,952
7,290,000	Charlotte, NC, 5.25% (Original Issue Yield: 5.05%), 2/1/2021	AAA	7,195,740
Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 4.45%), 6/1/2003	AAA	$ 1,015,370
1,000,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.10%), 2/1/2020	AAA	957,710
1,755,000	Charlotte, NC, GO UT, 5.00% (Original Issue Yield: 5.15%), 6/1/2024	AAA	1,663,266
5,090,000	Charlotte, NC, GO UT, 5.25% (Original Issue Yield: 4.90%), 2/1/2014	AAA	5,208,851
1,120,000	Charlotte, NC, GO UT, 5.50%, 5/1/2005	AAA	1,165,528
4,490,000	Charlotte, NC, GO UT, 5.60% (Originial Issue Yield: 5.77%), 6/1/2025	AAA	4,615,271
5,050,000	Charlotte, NC, GO UT, 5.80%, 2/1/2014	AAA	5,337,749
1,000,000	Charlotte, NC, GO UT, 5.90%, 2/1/2018	AAA	1,059,900
1,960,000	Charlotte, NC, GO UT Bonds, 5.70%, 2/1/2007	AAA	2,057,412
2,000,000	Charlotte, NC, GO UT Refunding Bonds (Series A), 5.50%, 7/1/2004	AAA	2,052,400
1,250,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.10%), 2/1/2009	AAA	1,282,362
840,000	Charlotte, NC, GO UT Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 2/1/2012	AAA	852,524
3,000,000	Charlotte, NC, GO UT Refunding Bonds, 5.40%, 6/1/2012	AAA	3,113,760
2,205,000	Charlotte, NC, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 7/1/2004	AAA	2,262,771
(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 900,000	Charlotte, NC, GO UT Water & Sewer Bonds (Series A), 5.30%, 4/1/2008	AAA	$ 936,801
9,200,000	Charlotte, NC, GO UT Water Utility and Sewer Improvements, 5.60%, 5/1/2018	AAA	9,819,252
1,000,000	Charlotte, NC, (Series A) GO UT, 5.50%, 7/1/2005	AAA	1,030,090
3,695,000	Charlotte, NC, Certificates of Participation, Convention Facilities (Series B), 5.50% (Original Issue Yield: 5.55%), 12/1/2020	AA+	3,723,821
3,000,000	Charlotte, NC, Certificates of Participation, Public Safety Facilities (Series D), 5.50% (Original Issue Yield: 5.61%), 6/1/2025	AA+	3,003,540
1,090,000	Charlotte, NC, Certificates of Participation, Public Safety Facilities (Series D), 5.50% (Original Issue Yield: 5.55%), 6/1/2020	AA+	1,098,219
1,000,000	Charlotte, NC, Storm Water Fee, 6.00%, 6/1/2025	AA+	1,053,770
1,515,000	Charlotte, NC Water & Sewer System , Revenue Bonds, 5.00% (Original Issue Yield: 4.70%), 6/1/2008	AA+	1,549,709
2,000,000	Charlotte, NC Water & Sewer System , Revenue Bonds, 5.125% (Original Issue Yield: 5.15%), 6/1/2013	AA+	2,017,780

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 1,700,000	Charlotte, NC Water & Sewer System , Revenue Bonds, 5.25% (Original Issue Yield: 5.66%), 6/1/2024	AA+	$ 1,660,747
1,780,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 5.75% (Original Issue Yield: 6.50%), 1/1/2012	AA	1,813,322
1,190,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Bonds, 6.00% (Original Issue Yield: 6.25%), 1/1/2005	AA	1,229,091
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 1/15/2017	AA	944,780
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, 5.60% (Original Issue Yield: 5.70%), 1/15/2009	AA	1,043,750
1,700,000	Concord, NC, (Series A) Multiple Utility Improvement Revenue Bonds, 5.00% (MBIA INS), 12/1/2022	AAA	1,602,420
2,375,000	Concord, NC, (Series B), 5.00% (Original Issue Yield: 5.12%), 12/1/2017	AAA	2,301,755
445,000	Concord, NC, Certificates of Participation, 5.40% (MBIA INS)/(Original Issue Yield: 5.50%), 6/1/2003	AAA	453,063

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 345,000	Concord, NC, Certificates of Participation, 5.60% (MBIA INS)/(Original Issue Yield: 5.70%), 6/1/2005	AAA	$ 357,116
2,600,000	Concord, NC, Revenue Bonds (Series A), 5.00% (MBIA INS), 12/1/2017	AAA	2,502,864
2,000,000	Cumberland County, NC, GO UT, 5.00% (FGIC INS)/(Original Issue Yield: 5.15%), 3/1/2017	AAA	1,942,420
1,000,000	Cumberland County, NC, Certificates of Participation (Series A), 6.375% (Cumberland County, NC Civic Center Project)/(AMBAC INS)/(Original Issue Yield: 6.50%), 12/1/2010	AAA	1,086,830
2,250,000	Cumberland County, NC Civic Center Project, (Series A), 6.40% (AMBAC INS)/(Original Issue Yield: 6.62%), 12/1/2024	AAA	2,447,415
2,000,000	Cumberland County, NC Hospital Facilities, Refunding Bonds, 4.00%, 10/1/2002	A-	1,948,000
2,000,000	Cumberland County, NC Hospital Facilities, Refunding Revenue Bonds, 4.10%, 10/1/2003	A-	1,921,740
1,000,000	Cumberland County, NC Hospital Facilities, Refunding Revenue Bonds, 4.20% (Original Issue Yield: 4.25%), 10/1/2004	A-	948,570

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 615,000	Currituck County, NC, GO UT Bonds, 5.40% (MBIA INS), 4/1/2009	AAA	$ 642,589
100,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2009	AAA	103,167
2,820,000	Durham County, NC, GO UT Bonds, 5.75% (Original Issue Yield: 5.95%), 2/1/2010	AAA	2,907,674
4,400,000	Durham County, NC, GO UT Public Improvement Bonds, 5.90%, 4/1/2012	AAA	4,622,772
2,130,000	Durham County, NC, Refunding Bond, 5.00%, 5/1/2005	AA	2,169,192
1,000,000	Durham County, NC, Refunding Bond, 5.00%, 5/1/2007	AA	1,021,140
1,500,000	Durham County, NC, Refunding Bond, 5.00% (Original Issue Yield: 5.18%), 5/1/2014	AA	1,484,775
1,550,000	Durham, NC, GO UT Bonds, 5.20% (Original Issue Yield: 5.30%), 2/1/2008	AAA	1,609,504
2,000,000	Durham, NC, GO UT Revenue Bonds, 5.80% (Original Issue Yield: 5.95%), 2/1/2012	AAA	2,106,420
12,200,000	Fayetteville, NC Public Works Commission, Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.23%), 3/1/2014	AAA	11,806,184
1,000,000	Forsyth County, NC, GO UT, 4.75%, 2/1/2005	AAA	1,012,190
1,960,000	Forsyth County, NC, GO UT Bonds, 4.90% (Original Issue Yield: 5.00%), 3/1/2007	AAA	1,999,514

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 2,510,000	Forsyth County, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.65%), 6/1/2006	AAA	$ 2,589,969
1,100,000	Gaston County, NC, GO UT Bonds, 5.20% (AMBAC INS)/(Original Issue Yield: 5.40%), 3/1/2015	AAA	1,108,624
500,000	Gastonia, NC, GO UT, 5.40% (MBIA INS), 5/1/2011	AAA	523,335
2,000,000	Gastonia, NC Combined Utilities System, Refunding Revenue Bonds, 6.10% (MBIA INS)/ (Original Issue Yield: 6.15%), 5/1/2019	AAA	2,138,260
2,200,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2014	AAA	2,094,378
1,535,000	Greensboro, NC, GO UT Bonds, 4.70% (Original Issue Yield: 4.90%), 4/1/2016	AAA	1,433,982
2,000,000	Greensboro, NC, Certificates of Participation (Series A), 5.625% (Original Issue Yield: 6.05%), 12/1/2015	A1	2,138,540
1,465,000	Greensboro, NC Enterprise System, Revenue Bonds, 6.50%, 6/1/2006	AA-	1,599,340
1,000,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.30% (MBIA INS)/(Original Issue Yield: 5.518%), 6/1/2015	AAA	1,004,420

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 6,650,000	Greensboro, NC Enterprise System, Water & Sewer Improvements (Series A), 5.375% (Original Issue Yield: 5.594%), 6/1/2019	AA-	$ 6,650,000
1,900,000	Greenville, NC, Recreational Facility Improvements, 4.875% (Original Issue Yield: 5.03%), 6/1/2016	AAA	1,824,076
1,210,000	Guilford County, NC, GO UT, Water Utility Improvements, 5.00% (Original Issue Yield: 4.67%), 10/1/2007	AAA	1,239,826
500,000	Harnett County, NC, Certificates of Participation, 6.20% (AMBAC INS), 12/1/2009	AAA	534,340
1,000,000	Harnett County, NC, Special Assessment, 5.25% (FSA INS)/(Original Issue Yield: 4.60%), 12/1/2003	AAA	1,021,550
600,000	High Point, NC, GO UT Revenue Bonds, 5.60%, 3/1/2008	AA	630,426
5,000,000	Iredell County, NC, Certificates of Participation, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA	5,207,350
1,980,000	Iredell County, NC Iredell Memorial Hospital, 5.125% (AMBAC INS)/(Original Issue Yield: 5.30%), 10/1/2013	AAA	1,982,653

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 1,130,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/ (Original Issue Yield: 5.05%), 4/1/2009	AAA	$ 1,155,832
1,725,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/ (Original Issue Yield: 5.15%), 4/1/2010	AAA	1,761,674
2,700,000	Lee County, NC, GO UT, 5.00% (MBIA INS)/ (Original Issue Yield: 5.20%), 4/1/2011	AAA	2,740,122
13,000,000	Mecklenburg County, NC, GO UT, 4.40%, 2/1/2010	AAA	12,511,590
3,670,000	Mecklenburg County, NC, GO UT, 4.40% (Original Issue Yield: 4.45%), 2/1/2011	AAA	3,489,987
2,000,000	Mecklenburg County, NC, GO UT, 5.50% (Original Issue Yield: 5.60%), 4/1/2011	AAA	2,078,900
1,925,000	Mecklenburg County, NC, GO UT Bonds (Series B), 4.40% (Original Issue Yield: 4.60%), 2/1/2013	AAA	1,782,204
2,000,000	Mecklenburg County, NC, GO UT Bonds (Series A), 4.40% (Original Issue Yield: 4.65%), 2/1/2014	AAA	1,830,600
3,500,000	Mecklenburg County, NC, GO UT Bonds, 4.10% (Original Issue Yield: 4.25%), 4/1/2003	AAA	3,472,070
4,405,000	Mecklenburg County, NC, GO UT Bonds, 4.80% (Original Issue Yield: 4.90%), 3/1/2009	AAA	4,462,529
500,000	Mecklenburg County, NC, GO UT Bonds, 5.00%, 4/1/2008	AAA	513,400

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$10,000,000	Mecklenburg County, NC, GO UT Bonds, 5.40%, 4/1/2007	AAA	$ 10,396,700
1,000,000	Moore County, NC, GO UT Bonds, 4.60% (MBIA INS)/(Original Issue Yield: 4.65%), 6/1/2011	AAA	975,680
1,600,000	Moore County, NC, GO UT Public Improvement, 4.90% (MBIA INS)/(Original Issue Yield: 4.90%), 6/1/2014	AAA	1,559,136
1,675,000	Moore County, NC, GO UT Public Improvements, 4.90% (MBIA INS)/(Original Issue Yield: 4.95%), 6/1/2015	AAA	1,619,457
1,195,000	New Hanover County, NC, Certificates of Participation, 4.80% (Original Issue Yield: 4.90%), 12/1/2009	AAA	1,202,385
1,250,000	New Hanover County, NC, Certificates of Participation, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 12/1/2010	AAA	1,262,238
1,315,000	New Hanover County, NC, Certificates of Participation, 5.00% (MBIA INS)/(Original Issue Yield: 5.05%), 12/1/2011	AAA	1,326,861
2,475,000	New Hanover County, NC, GO UT Bonds, 4.80%, 2/1/2017	AA-	2,340,781
2,475,000	New Hanover County, NC, GO UT Bonds, 4.90%, 2/1/2018	AA-	2,345,681

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 1,000,000	North Carolina Eastern Municipal Power Agency, (Series B), 7.00% (Original Issue Yield: 6.25%), 1/1/2008	A	$ 1,100,210
100,000	North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, 6.00% (Davidson College)/(Original Issue Yield: 6.20%), 12/1/2012	AA	104,238
1,000,000	North Carolina Educational Facilities Finance Agency, Revenue Bonds (Series C), 6.75% (Duke University)/(Original Issue Yield: 6.769%), 10/1/2021	AA+	1,036,020
85,000	North Carolina HFA, Revenue Bonds (Series Z), 6.60%, 9/1/2026	AA	86,943
1,355,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, 4.625% (Rex Healthcare)/(Original Issue Yield: 4.93%), 6/1/2011	AAA	1,313,117
1,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.00% (Original Issue Yield: 5.03%), 10/1/2004	AA	1,008,090
1,525,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.20% (Wilson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.35%), 11/1/2010	AAA	1,560,045

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 1,750,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.25% (Original Issue Yield: 5.70%), 5/1/2021	AA	$ 1,674,925
2,000,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.40% (Original Issue Yield: 5.75%), 2/15/2011	A+	2,014,900
6,335,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 5/1/2015	AA-	6,365,028
2,550,000	North Carolina Medical Care Commission, Refunding Revenue Bond, 6.375% (FSA INS)/ (Original Issue Yield: 6.49%), 8/15/2012	AAA	2,680,229
8,000,000	North Carolina Medical Care Commission, Revenue Bond, 5.25% (Original Issue Yield: 5.72%), 5/1/2026	AA-	7,565,520
1,000,000	North Carolina Medical Care Commission, Revenue Bonds, 7.00% (Duke University Hospital)/(Original Issue Yield: 7.08%), 6/1/2021	AA	1,032,670
3,680,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.477%), 1/1/2017	BBB+	3,872,648

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 3,500,000	North Carolina State, (Series A), 4.70% (Original Issue Yield: 4.30%), 2/1/2003	AAA	$ 3,525,970
15,000,000	North Carolina State, (Series A), 4.75% (Original Issue Yield: 4.73%), 4/1/2011	AAA	14,968,800
1,300,000	North Carolina State, (Series A), 5.20% (Original Issue Yield: 5.40%), 3/1/2014	AAA	1,323,738
1,170,000	North Carolina State, (Series A), 5.25% (Original Issue Yield: 5.45%), 3/1/2016	AAA	1,182,776
3,000,000	North Carolina State, GO (Series B), 4.50% (Original Issue Yield: 4.55%), 6/1/2005	AAA	3,009,090
3,825,000	North Carolina State, GO UT, 4.60% (Original Issue Yield: 3.72%), 4/1/2003	AAA	3,847,070
6,625,000	North Carolina State, GO UT, 4.60%, 3/1/2006	AAA	6,662,961
10,000,000	North Carolina State, GO UT, 4.60%, 4/1/2012	AAA	9,613,700
2,365,000	North Carolina State, GO UT, 4.60%, 4/1/2015	AAA	2,191,740
8,700,000	North Carolina State, GO UT, 4.75% (Original Issue Yield: 4.93%), 4/1/2014	AAA	8,397,588
1,950,000	North Carolina State, GO UT, 5.00%, 9/1/2008	AAA	2,004,737
1,000,000	North Carolina State, GO UT, 5.10%, 3/1/2008	AAA	1,032,520
6,000,000	North Carolina State, GO UT, 5.25% (Original Issue Yield: 4.53%), 3/1/2005	AAA	6,187,200

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 2,850,000	North Carolina State, GO UT (Series A), 4.75% (Original Issue Yield: 5.00%), 2/1/2012	AAA	$ 2,821,842
5,000,000	North Carolina State, GO UT Bonds (Series A), 4.70%, 2/1/2005	AAA	5,051,550
5,000,000	North Carolina State, GO UT Bonds (Series A), 4.75%, 4/1/2006	AAA	5,064,350
5,000,000	North Carolina State, GO UT Bonds, 5.00%, 5/1/2011	AAA	5,095,400
1,000,000	North Carolina State, GO UT Bonds, 5.10%, 3/1/2003	AAA	1,015,970
1,000,000	North Carolina State, GO UT Refunding Bonds (Series C), 4.80% (North Carolina Prison Facilities)/(Original Issue Yield: 4.85%), 3/1/2009	AAA	1,013,190
575,000	Onslow County, NC, GO UT Bonds, 5.70% (MBIA INS)/(Original Issue Yield: 5.85%), 3/1/2013	AAA	600,444
2,500,000	Orange County, NC, GO UT Bonds, 5.50% (Original Issue Yield: 5.75%), 2/1/2013	AA+	2,582,875
1,000,000	Pitt County, NC, (Series A), 5.25% (FSA INS)/(Original Issue Yield: 5.85%), 4/1/2025	AAA	972,480
3,000,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa	2,949,420

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 3,000,000	Pitt County, NC, Refunding Bonds, 5.30% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.40%), 12/1/2009	Aaa	$ 3,112,680
2,380,000	Pitt County, NC, Refunding Revenue Bonds, 5.10% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.20%), 12/1/2007	Aaa	2,452,709
3,635,000	Pitt County, NC, Refunding Revenue Bonds, 5.20% (Pitt County Memorial Hospital)/(Original Issue Yield: 5.30%), 12/1/2008	Aaa	3,758,808
350,000	Raleigh, NC, Certificate of Participation Refunding Bonds, 5.00% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.10%), 12/1/2009	AA	354,018
230,000	Raleigh, NC, Certificate of Participation Refunding Bonds, 5.10% (Cabarrus Street Parking Facilities Project)/(Original Issue Yield: 5.20%), 12/1/2010	AA	233,312
2,645,000	Raleigh, NC, Refunding Bonds, 5.00%, 4/1/2005	AAA	2,703,216
1,025,000	Sanford, NC, GO UT Bonds, 4.90% (MBIA INS), 3/1/2009	AAA	1,041,831
2,500,000	University of North Carolina at Chapel Hill, Hospital Revenue Bonds, 5.25%, 2/15/2026	AA	2,374,275

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 8,200,000	University of North Carolina at Chapel Hill, Utility Refunding Bonds, 5.00% (Original Issue Yield: 5.60%), 8/1/2010	AA	$ 8,280,114
1,300,000	University of North Carolina, Pool, 5.00% (AMBAC INS)/(Original Issue Yield: 4.80%), 10/1/2008	AAA	1,328,223
7,400,000	Wake County, NC, GO UT, 4.50% (Original Issue Yield: 4.62%), 3/1/2009	AAA	7,339,690
3,000,000	Wake County, NC, GO UT Bonds, 4.50% (Original Issue Yield: 4.72%), 3/1/2010	AAA	2,959,860
7,925,000	Wake County, NC, GO UT Bonds, 4.60% (Original Issue Yield: 4.87%), 3/1/2012	AAA	7,719,980
650,000	Wake County, NC, GO UT Refunding Bonds, 4.70% (Original Issue Yield: 4.80%), 4/1/2005	AAA	656,949
1,375,000	Wake County, NC, Hospital Revenue Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 10/1/2026	AAA	1,321,251
825,000	Winston-Salem, NC Water & Sewer System, Refunding Bonds, 5.00%, 6/1/2012	AA+	829,356
2,745,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.80% (Original Issue Yield: 4.90%), 6/1/2013	AA+	2,660,427

(See Notes to Portfolios of Investments)

WACHOVIA NORTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	North Carolina–continued
$ 3,350,000	Winston-Salem, NC Water & Sewer System, Revenue Bonds, 4.875% (Original Issue Yield: 4.95%), 6/1/2014	AA+	$ 3,248,797

	Total		411,153,771

	Puerto Rico—1.2%
45,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	42,678
5,220,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series DD), 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	4,950,648

Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals–continued
	Puerto Rico–continued
$ 45,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	$ 42,678

	Total		5,036,004

	Total Long-Term Municipals (identified cost $408,413,079)		416,189,775

Open-End Investment Companies—1.1%
548	AIM Global Management Short Term Investment Co.		548
765	Dreyfus Tax Exempt Money Market Fund		765
1,774	Federated Tax-Free Obligations Fund		1,774
4,765,253	Fidelity Tax Exempt Money Market Fund		4,765,253

	Total Open-End Investment Companies (at net asset value)		4,768,340

	Total Investments (identified cost $413,181,419)		$420,958,115

(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia South Carolina Municipal Bond Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia South Carolina Municipal Bond Fund (Class A Shares) (the “Fund”) from January 11, 1991 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.59%
5 Year	3.66%
Start of Performance (1/11/91) (cumulative)	75.39%
Start of Performance (1/11/91)	5.85%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (1/11/91) (cumulative) and start of performance (1/11/91) periods were 7.45%, 4.61%, 83.63%, and 6.34%, respectively.

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia South Carolina Municipal Bond Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia South Carolina Municipal Bond Fund (Class Y Shares) (the “Fund”) from July 23, 1996 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	7.71%
Start of Performance (7/23/96) (cumulative)	25.68%
Start of Performance (7/23/96)	5.38%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index has been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal Bond Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Credit Rating*	Value

Long-Term Municipals—98.6%
	South Carolina—97.4%
$ 850,000	Barnwell County, SC School District No. 45, GO UT, 5.40% (Original Issue Yield: 5.45%), 2/1/2009	AAA	$ 878,042
1,300,000	Beaufort County, SC School District, GO UT, 4.70%, 3/1/2006	AA+	1,310,439
1,415,000	Beaufort County, SC, GO UT, 5.65% (MBIA INS)/(Original Issue Yield: 5.65%), 12/1/2009	AAA	1,430,041
2,855,000	Beaufort-Jasper, SC Water & Sewer Authority, Waterworks and Sewer System Revenue Bonds, 5.90% (FGIC INS)/(Original Issue Yield: 6.00%), 3/1/2016	AAA	3,054,593
750,000	Berkeley County, SC Pollution Control Facilities, 6.50% (South Carolina Electric and Gas), 10/1/2014	A-	787,477
3,000,000	Berkeley County, SC School District, GO UT, 5.00% (Original Issue Yield: 5.70%), 4/1/2020	AA+	2,907,600
4,500,000	Berkeley County, SC School District, GO UT, 5.375% (Original Issue Yield: 5.50%), 4/1/2016	AA+	4,565,655
5,000,000	Berkeley County, SC School District, GO UT, 5.375% (Original Issue Yield: 5.55%), 4/1/2017	AA+	5,054,500
3,705,000	Berkeley County, SC School District, GO UT, 5.375%, 4/1/2018	AA+	3,731,750
5,500,000	Berkeley County, SC School District, GO UT, 5.375%, 4/1/2019	AA+	5,519,580

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$2,270,000	Berkeley County, SC School District, Certificates of Participation, 5.15% (MBIA INS)/(Original Issue Yield: 5.15%), 2/1/2008	AAA	$ 2,325,842
1,500,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2013	AAA	1,526,580
2,420,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 5.55% (MBIA INS)/(Original Issue Yield: 5.60%), 6/1/2014	AAA	2,463,028
1,040,000	Berkeley County, SC Water & Sewer, Refunding Revenue Bonds, 6.55% (MBIA INS), 6/1/2002	AAA	1,071,325
1,000,000	Camden, SC Public Utility, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 3/1/2022	AAA	1,000,890
1,105,000	Charleston County, SC Airport District, Airport System Refunding Revenue Bonds, 4.75% (MBIA INS), 7/1/2015	AAA	1,045,363
770,000	Charleston County, SC School District, Certificates of Participation, 5.625% (Original Issue Yield: 5.761%), 2/1/2003	A	779,148
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 3,000,000	Charleston County, SC School District, GO UT School Improvement, 4.00%, 2/1/2002	AA+	$ 2,980,170
1,250,000	Charleston County, SC, GO UT, 5.50%, 6/1/2014	AA	1,305,687
4,000,000	Charleston County, SC, (Series A), 5.125% (FSA INS)/(Original Issue Yield: 4.88%), 8/15/2015	AAA	3,950,880
5,500,000	Charleston County, SC, 5.50% (Charleston Public Facilities Corp.)/(MBIA INS)/(Original Issue Yield: 5.70%), 12/1/2015	AAA	5,568,915
3,495,000	Charleston County, SC, 6.00% (MBIA INS)/ (Original Issue Yield: 5.40%), 12/1/2009	AAA	3,800,009
3,260,000	Charleston, SC Waterworks and Sewer, 5.00% (MBIA INS), 1/1/2022	AAA	3,048,230
1,000,000	Charleston, SC Waterworks and Sewer, 6.00% (Original Issue Yield: 6.242%), 1/1/2012	AA-	1,031,770
2,000,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 5.50% (Original Issue Yield: 6.10%), 1/1/2008	AA-	2,016,140
7,030,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 6.00% (AMBAC INS)/ (Original Issue Yield: 6.201%), 1/1/2016	AAA	7,187,050
2,000,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bond, 6.00% (Original Issue Yield: 6.285%), 1/1/2018	AA-	2,039,560
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,205,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 4.73%), 1/1/2016	AA-	$ 2,193,446
4,295,000	Charleston, SC Waterworks and Sewer, Refunding Revenue Bonds, 5.125%, 1/1/2013	AA-	4,341,128
1,900,000	Charleston, SC, Certificates of Participation, 5.00% (AMBAC INS)/(Original Issue Yield: 5.39%), 9/1/2015	AAA	1,841,062
1,000,000	Charleston, SC, Certificates of Participation, 7.10% (MBIA INS)/(United States Treasury PRF), 6/1/2001 (@102)	AAA	1,033,160
250,000	Charleston, SC, GO Bonds (Series A), 6.30%, 9/1/2005	AA	258,260
1,155,000	Chester County, SC School District, GO UT, 5.30% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2011	AAA	1,171,066
1,140,000	Chester County, SC School District, GO UT, 5.30% (AMBAC INS)/ (Original Issue Yield: 5.50%), 2/1/2012	AAA	1,151,582
1,245,000	Citadel Military College, Refunding Revenue Bonds, 5.125% (AMBAC INS)/(Original Issue Yield: 5.35%), 4/1/2017	AAA	1,220,623
1,785,000	Clemson University, Revenue Bond, 6.00% (AMBAC INS), 5/1/2013	AAA	1,917,019
1,000,000	Clover, SC School District No. 2 York County, GO UT, 6.00%, 2/1/2001	AA+	1,002,670
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,785,000	Clover, SC School District No. 2 York County, GO UT, 6.10%, 2/1/2002	AA+	$ 2,838,862
1,000,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bond, 5.30% (Original Issue Yield: 5.50%), 2/1/2006	AA	1,023,390
2,145,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bond, 6.50% (Original Issue Yield: 6.55%), 2/1/2002	AA	2,194,893
3,970,000	Columbia, SC Waterworks & Sewer System, Refunding Revenue Bonds, 5.70%, 2/1/2010	AA	4,248,972
2,160,000	Columbia, SC Waterworks & Sewer System, Revenue Bonds, 5.00%, 2/1/2003	AA	2,183,954
2,000,000	Columbia, SC, Parking Facilities Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.007%), 12/1/2013	AAA	2,091,360
1,250,000	Dillon County SC, Health Facilities, Refunding Revenue Bond, 6.25% (MBIA INS), 6/1/2008	AAA	1,307,337
1,065,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 2/1/2012	AAA	1,072,615
3,000,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.20% (FGIC INS), 2/1/2018	AAA	2,951,280
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,250,000	Dorchester County, SC School District No. 002, GO UT Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 2/1/2017	AAA	$ 2,226,802
1,000,000	Dorchester County, SC School District No. 002, GO UT, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 1/1/2005	AAA	1,026,010
870,000	Edgefield County, SC School District, GO UT Bonds, 6.40% (FSA INS)/(Original Issue Yield: 6.60%), 2/1/2009	AAA	920,930
1,205,000	Fairfield County, SC School District, Certificates of Participation, 5.50% (Fairfield Primary Geiger)/(Asset Guaranty GTD)/(Original Issue Yield: 5.60%), 3/1/2007	AA+	1,248,356
2,000,000	Fairfield County, SC, PCR Bonds, 6.50% (South Carolina Electric and Gas), 9/1/2014	A	2,107,280
1,000,000	Fairfield County, SC, PCR, 6.50% (South Carolina Electric and Gas)/(MBIA INS), 9/1/2014	AAA	1,055,380
1,000,000	Florence County, SC Hospital, Refunding Revenue Bond, 5.25% (FGIC INS)/(Original Issue Yield: 5.457%), 11/1/2009	AAA	1,015,750
1,500,000	Florence County, SC Hospital, Revenue Bonds, 4.75% (McLeod Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 4.75%), 11/1/2027	AAA	1,297,425
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,485,000	Florence County, SC, Law Enforcement Control Project, 5.70% (AMBAC INS)/(Original Issue Yield: 5.90%), 3/1/2003	AAA	$ 1,523,135
1,220,000	Florence County, SC, Law Enforcement Control Project, 6.00% (AMBAC INS)/(Original Issue Yield: 6.15%), 3/1/2006	AAA	1,274,192
1,600,000	Florence, SC Water & Sewer, Refunding Revenue Bond, 5.20% (AMBAC INS)/(Original Issue Yield: 5.35%), 3/1/2007	AAA	1,631,936
3,805,000	Grand Strand Water & Sewage Authority, SC, Refunding Revenue Bonds, 6.375% (South Carolina Waterworks & Sewer System)/(MBIA INS)/(Original Issue Yield: 6.508%), 6/1/2012	AAA	4,290,480
1,800,000	Grand Strand Water & Sewage Authority, SC, Waterworks & Sewer System Refunding Revenue Bonds, 6.00% (MBIA INS)/(Original Issue Yield: 6.595%), 6/1/2019	AAA	1,817,316
1,120,000	Greenville County, SC, GO UT, 5.40%, 4/1/2021	AAA	1,119,227
2,700,000	Greenville County, SC, GO UT, 5.50%, 4/1/2025	AAA	2,709,288
1,230,000	Greenville County, SC, Certificates of Participation, PRF, 6.80% (AMBAC INS), 3/1/2005	AAA	1,261,759
1,000,000	Greenville, SC Hospital System Facilities, Refunding Revenue Bond, (Series A), 5.75% (Original Issue Yield: 6.00%), 5/1/2014	AA	1,018,970
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 600,000	Greenville, SC Hospital System Facilities, Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.95%), 5/1/2013	AA	$ 613,956
2,000,000	Greenville, SC Waterworks Revenue, Revenue Bonds, 5.50% (Original Issue Yield: 5.60%), 2/1/2022	AA	2,008,320
1,020,000	Greenwood County, SC Hospital, Refunding Revenue Bond, 5.875% (Self Memorial Hospital)/(MBIA INS)/(Original Issue Yield: 6.112%), 10/1/2017	AAA	1,038,340
1,400,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bond, 5.35% (AMBAC INS)/(Original Issue Yield: 5.45%), 12/1/2005	AAA	1,447,390
1,320,000	Greenwood SC, Combined Public Utility, Refunding Revenue Bond, 5.70% (AMBAC INS), 12/1/2010	AAA	1,370,794
1,125,000	Greer SC, Combined Utility System, Revenue Bonds, 4.75% (AMBAC INS)/(Original Issue Yield: 4.85%), 9/1/2011	AAA	1,109,002
1,000,000	Hilton Head Island, SC Public Facilities Corp., Certificates of Participation, 5.40% (AMBAC INS)/(Original Issue Yield: 5.599%), 3/1/2009	AAA	1,033,360
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,000,000	Hilton Head Public Services District No. 1, SC, Waterworks and Sewer Refunding Revenue Bond, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 8/1/2015	AAA	$ 2,029,360
4,000,000	Hilton Head Public Services District No. 1, SC, Waterworks and Sewer Systems Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.85%), 8/1/2020	AAA	4,005,200
1,030,000	Laurens County, SC Health Care Systems, GO UT, 5.70% (MBIA INS), 1/1/2008	AAA	1,068,419
1,025,000	Laurens County, SC School District No. 055, GO UT, 5.50% (FGIC INS), 3/1/2016	AAA	1,047,878
1,395,000	Laurens, SC Public Utility, Refunding Revenue Bond, 5.00% (FGIC INS)/(Original Issue Yield: 5.393%), 1/1/2018	AAA	1,333,927
4,000,000	Lexington County, SC Health Services District, Inc., Refunding Revenue Bonds, 5.125% (FSA INS)/(Original Issue Yield: 5.50%), 11/1/2021	AAA	3,769,720
1,210,000	Lexington County, SC Health Services District, Inc., Revenue Bond, 6.60% (FSA INS)/(Original Issue Yield: 6.65%), 10/1/2001	AAA	1,232,470
2,500,000	Lexington County, SC Health Services District, Inc., Revenue Bonds, 5.125% (FSA INS)/ (Original Issue Yield: 5.53%), 11/1/2026	AAA	2,320,800
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 370,000	Lexington County, SC School Distict No. 001, PRF Certificates of Participation, 6.90% (MBIA INS), 9/1/2003	AAA	$ 384,086
2,000,000	Lexington, SC Water & Sewage, Refunding Revenue Bonds, 5.50% (Asset Guaranty LOC)/ (Original Issue Yield: 5.68%), 4/1/2029	AAA	1,995,560
3,750,000	North Charleston, SC Sewer District, Refunding Revenue Bond, 6.375% (MBIA INS)/(Original Issue Yield: 6.508%), 7/1/2012	AAA	4,230,862
2,000,000	North Charleston, SC Sewer District, Refunding Revenue Bonds (Series A), 6.00% (MBIA INS)/ (Original Issue Yield: 6.593%), 7/1/2018	AAA	2,021,080
1,420,000	North Charleston, SC, Certificates of Participation, 5.50% (FGIC INS)/(Original Issue Yield: 5.65%), 1/1/2002	AAA	1,437,764
1,670,000	North Charleston, SC, GO UT, 5.50% (Original Issue Yield: 5.60%), 8/1/2006	AA-	1,729,920
1,000,000	North Charleston, SC, GO UT, 5.50%, 8/1/2005	AA-	1,038,000
275,000	Oconee County, SC School District, GO UT Bonds, 5.10% (MBIA INS)/(Original Issue Yield: 5.50%), 9/1/2013	AAA	274,392
1,000,000	Oconee County, SC School District, GO UT, 5.00% (Original Issue Yield: 5.35%), 9/1/2010	AAA	1,009,910
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,155,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.40%), 9/1/2011	AAA	$ 1,165,741
1,090,000	Oconee County, SC School District, GO UT, 5.10% (Original Issue Yield: 5.45%), 9/1/2012	AAA	1,094,055
2,500,000	Oconee County, SC, PCR Refunding Bonds, 5.80% (Duke Energy Corp.), 4/1/2014	AA-	2,556,675
1,965,000	Orangburg County, SC Consolidated School District, GO UT, 5.25% (Original Issue Yield: 5.31%), 3/1/2017	AA+	1,961,640
290,000	Piedmont Municipal Power Agency, SC, Escrowed to Maturity, Refunding Revenue Bond, 6.50% (FGIC INS)/(Original Issue Yield: 6.625%), 1/1/2014	AAA	329,747
970,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series A), 6.375% (FGIC INS)/(Original Issue Yield: 6.45%), 1/1/2006	AAA	1,043,380
695,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.60%), 1/1/2013	AAA	727,811
1,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.50% (FGIC INS)/(Original Issue Yield: 6.88%), 1/1/2011	AAA	1,021,470
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 500,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds, 6.75% (FGIC INS)/(Original Issue Yield: 6.78%), 1/1/2019	AAA	$ 581,410
1,000,000	Richland County, SC Hospital Facilities, Refunding Revenue Bond, (Series B), 5.00% (Richland Memorial Hospital)/(MBIA INS)/ (Original Issue Yield: 5.15%), 6/1/2005	AAA	1,030,680
1,000,000	Richland County, SC Hospital Facilities, Refunding Revenue Bond, 4.90% (Richland Memorial Hospital)/ (MBIA INS)/(Original Issue Yield: 5.05%), 6/1/2004	AAA	1,028,340
2,435,000	Richland County, SC Hospital Facilities, Revenue Bonds (Series PG-A), 7.10% (Community Provider Pooled Loan Program)/ (CGIC INS), 7/1/2005	AAA	2,605,206
3,175,000	Richland County, SC School District No. 001, GO UT, 4.625%, 3/1/2022	AA+	2,823,591
1,645,000	Richland County, SC, GO UT, (Series C), 5.80% (Original Issue Yield: 5.85%), 3/1/2007	AA	1,702,509
120,000	Rock Hill, SC Housing Development Corp., Multi-Family Refunding Revenue Bonds, 7.50%, 7/1/2010	Aaa	124,070
1,745,000	Rock Hill, SC Utility System, (Series C), 5.00% (FSA INS)/(Original Issue Yield: 4.72%), 1/1/2007	AAA	1,778,364
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,630,000	Rock Hill, SC Utility System, Refunding Revenue Bond, 5.25% (AMBAC INS)/(Original Issue Yield: 5.40%), 1/1/2008	AAA	$ 2,680,654
1,190,000	South Carolina Job Development Authority, Refunding Bonds (Series A), 5.20% (South Carolina Baptist Hospital)/(AMBAC INS)/ (Original Issue Yield: 5.30%), 8/1/2006	AAA	1,219,536
2,000,000	South Carolina Job Development Authority, Revenue Bonds, 5.25% (Anderson Area Medical Center, Inc.)/(MBIA INS)/(Original Issue Yield: 5.63%), 2/1/2015	AAA	1,983,100
340,000	South Carolina Resources Authority, Local Government Program, Revenue Bonds (Series A), 7.00%, 6/1/2003	AA	347,398
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series A-3), 5.80% (Original Issue Yield: 5.90%), 9/1/2004	AAA	1,036,490
1,000,000	South Carolina State Educational Assistance Authority, Refunding Revenue Bonds (Series B), 5.70% (Original Issue Yield: 5.75%), 9/1/2005	A	1,028,140
3,095,000	South Carolina State Housing Finance & Development Authority, Refunding Revenue Bonds (Series A), 6.15%, 7/1/2008	AA	3,264,111
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 800,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds (Series A), 7.30% (FHA/VA MTGS), 7/1/2011	AA	$ 823,024
500,000	South Carolina State Ports Authority, Refunding Revenue Bond, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	516,430
260,000	South Carolina State Ports Authority, Refunding Revenue Bonds, 6.75% (AMBAC INS)/(Original Issue Yield: 6.90%), 7/1/2021	AAA	268,915
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.50% (AMBAC INS)/(Original Issue Yield: 6.75%), 7/1/2006	AAA	516,430
500,000	South Carolina State Ports Authority, Revenue Bonds, 6.625% (AMBAC INS)/(Original Issue Yield: 6.823%), 7/1/2011	AAA	516,790
265,000	South Carolina State Ports Authority, Revenue Bonds, 6.75% (AMBAC INS)/(Original Issue Yield: 6.90%), 7/1/2021	AAA	274,087
670,000	South Carolina State Public Service Authority, (Series B), 6.50% (Original Issue Yield: 7.24%), 7/1/2026	AAA	691,460
2,495,000	South Carolina State Public Service Authority, Refunding Revenue Bonds (Series C), 5.125% (Original Issue Yield: 5.47%), 1/1/2032	AAA	2,312,640
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 5,000,000	South Carolina State Public Service Authority, Electric, Light, & Power Improvement Refunding Revenue Bonds, 7.10%, 7/1/2021	AAA	$ 5,177,300
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bond, (Series C), 5.00% (AMBAC INS)/(Original Issue Yield: 5.25%), 1/1/2014	AAA	2,444,725
2,585,000	South Carolina State Public Service Authority, Refunding Revenue Bond, 5.125% (MBIA INS)/ (Original Issue Yield: 5.40%), 1/1/2021	AAA	2,451,330
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds (Series A), 5.125% (MBIA INS)/(Original Issue Yield: 5.35%), 1/1/2032	AAA	2,317,275
1,000,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 1/1/2014	AAA	984,400
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 1/1/2025	AAA	2,295,125
2,000,000	South Carolina State Public Service Authority, Revenue Bond, 5.00% (MBIA INS)/(Original Issue Yield: 5.20%), 1/1/2015	AAA	1,953,480

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
2,500,000	South Carolina State Public Service Authority, Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.30%), 1/1/2018	AAA	2,371,825
1,040,000	South Carolina State, (Series A), GO UT Highway Improvement Bonds, 4.50%, 4/1/2020	AAA	907,525
4,485,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.45%), 5/1/2011	AAA	4,357,178
3,000,000	South Carolina State, (Series A), 4.60% (Original Issue Yield: 4.80%), 5/1/2016	AAA	2,749,980
4,430,000	South Carolina State, (Series A), 5.50% (Original Issue Yield: 4.60%), 10/1/2005	AAA	4,629,129
1,000,000	South Carolina State, (Series A), 5.50% (Original Issue Yield: 4.70%), 10/1/2006	AAA	1,051,020
2,540,000	South Carolina State, GO UT (Series A), Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.90%), 2/1/2010	AAA	2,506,650
2,625,000	South Carolina State, GO UT (Series A) Highway Improvement Bonds, 4.50% (Original Issue Yield: 4.95%), 2/1/2011	AAA	2,563,916
800,000	South Carolina State, GO UT (Series A) Highway Improvement Bonds, 4.50%, 4/1/2021	AAA	692,600
1,400,000	South Carolina State, GO UT (Series B) Highway Improvement Bonds, 5.625%, 7/1/2008	AAA	1,493,268
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,210,000	South Carolina State, GO UT Bonds (Series A), 4.50% (State Highway), 4/1/2023	AAA	$ 1,038,011
1,900,000	South Carolina State, GO UT Bonds (Series A), 4.60% (Original Issue Yield: 4.93%), 5/1/2019	AAA	1,705,497
4,500,000	South Carolina State, GO UT Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.45%), 3/1/2008	AAA	4,602,690
1,150,000	South Carolina State, GO UT, 4.50% (State Highway), 4/1/2022	AAA	990,345
1,000,000	South Carolina State, GO UT, 5.75% (Original Issue Yield: 4.70%), 8/1/2003	AAA	1,034,220
350,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.15%), 3/1/2003	AAA	356,517
375,000	South Carolina State, GO UT, 6.00% (Medical University of South Carolina)/(Original Issue Yield: 6.25%), 3/1/2004	AAA	381,982
975,000	South Carolina State, Revenue Bond, 4.00% (Columbia Mill Building)/(MBIA INS)/ (Original Issue Yield: 5.10%), 2/1/2007	AAA	939,520
1,000,000	South Carolina State, GO UT, (Series A), 4.25% (Original Issue Yield: 5.60%), 3/1/2009	AAA	971,780
5,000,000	South Carolina Transportation Infrastructure Bank, (Series A), 5.375% (MBIA INS), 10/1/2018	AAA	5,010,950
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 4,900,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 4.50% (MBIA INS), 10/1/2016	AAA	$ 4,384,618
1,040,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.00% (MBIA INS), 10/1/2007	AAA	1,061,954
11,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 5.50%), 10/1/2024	Aaa	10,839,290
6,000,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, 4.50% (MBIA INS), 10/1/2014	AAA	5,431,740
1,000,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bond, (Series B), 5.125% (MBIA INS)/(Original Issue Yield: 5.55%), 4/15/2022	AAA	937,020
2,595,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bond, 5.00% (AMBAC INS)/(Original Issue Yield: 5.60%), 4/15/2011	AAA	2,603,979
3,000,000	Spartanburg County, SC Health Services District, Inc., Refunding Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.70%), 4/15/2015	AAA	3,042,420
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 1,125,000	Spartanburg County, SC Hospital Facilities, Revenue Bond, (Series B), 6.20% (Spartanburg General Hospital System)/(FSA INS), 4/15/2002	AAA	$ 1,150,684
3,000,000	Spartanburg County, SC Hospital Facilities, Refunding Revenue Bonds, 6.55% (Spartanburg General Hospital System)/(FSA INS), 4/15/2010	AAA	3,131,190
1,000,000	Spartanburg County, SC, 5.375% (State Aid Withholding LOC)/(Original Issue Yield: 5.54%), 4/1/2019	AA	1,002,280
1,005,000	Spartanburg County, SC, 5.375% (State Aid Withholding LOC)/(Original Issue Yield: 5.57%), 4/1/2020	AA	1,004,920
450,000	Spartanburg, SC Leased Housing Corp., Refunding Revenue Bonds, 7.50%, 10/1/2011	A2	470,066
1,000,000	Spartanburg, SC Waterworks, Revenue Bond, 6.125% (FGIC INS)/(Original Issue Yield: 6.236%), 6/1/2026	AAA	1,083,970
1,000,000	Spartanburg, SC Waterworks, Waterworks Refunding Revenue Bonds, 5.00% (FGIC INS), 6/1/2027	AAA	928,180
1,035,000	Sumter County, SC Hospital Facilities, 6.50% (MBIA INS)/(Original Issue Yield: 6.80%), 11/15/2002	AAA	1,074,051
Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 525,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.625% (MBIA INS)/ (Original Issue Yield: 6.98%), 11/15/2004	AAA	$ 562,769
475,000	Sumter County, SC Hospital Facilities, Refunding Revenue Bond, 6.625% (Tuomey Regional Medical Center)/(MBIA INS)/ (Original Issue Yield: 6.98%), 11/15/2004	AAA	511,124
2,295,000	University South Carolina, Parking Facilities Refunding Revenue Bonds, 5.00% (MBIA INS)/(Original Issue Yield: 5.40%), 5/1/2015	AAA	2,240,769
1,015,000	University of South Carolina, Revenue Bond, 5.60% (AMBAC INS)/(Original Issue Yield: 5.70%), 6/1/2017	Aaa	1,033,706
3,465,000	University of South Carolina, Revenue Bonds, 5.70% (MBIA INS), 6/1/2020	AAA	3,512,852
1,000,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bond, 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 3/1/2004	AAA	1,016,540
2,090,000	Western Carolina Regional Sewer Authority, SC, Refunding Revenue Bond, 5.40% (FGIC INS)/(Original Issue Yield: 5.465%), 3/1/2007	AAA	2,147,663
(See Notes to Portfolios of Investments)

WACHOVIA SOUTH CAROLINA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals—continued
	South Carolina—continued
$ 2,300,000	Western Carolina Regional Sewer Authority, SC, Sewer System Revenue Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.627%), 3/1/2010	AAA	$ 2,358,857
1,000,000	York County, SC, GO UT Refunding Bonds, 4.90% (AMBAC INS)/(Original Issue Yield: 5.10%), 6/1/2010	AAA	1,001,750

	Total		325,082,213

	Puerto Rico—1.2%
35,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	33,194
1,115,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series DD), 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	1,057,466
Principal Amount or Shares		Credit Rating*	Value

Short-Term Municipals—continued
	Puerto Rico—continued
$ 150,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	$ 142,260
2,800,000	Puerto Rico Public Building Authority, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.65%), 7/1/2021	AAA	2,791,124

	Total		4,024,044

	Total Long-Term Municipals (identified cost $321,698,677)		329,106,257

Open-End Investment Companies—0.2%
967	AIM Global Management Money Market Fund		967
251	Dreyfus Tax Exempt Money Market Fund		251
225	Federated Tax-Free Obligations Fund		225
605,340	Fidelity Tax Exempt Money Market		605,340

	Total Open-End Investment Companies (at net asset value)		606,783

	Total Investments (identified cost $322,305,460)		$329,713,040

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND (CLASS A SHARES )

Growth of $10,000 Invested in Wachovia Virginia Municipal Bond Fund (Class A Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Virginia Municipal Bond Fund (Class A Shares) (the “Fund”) from February 1, 1993 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal 7-Year Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	2.45%
5 Year	3.29%
Start of Performance (2/1/93) (cumulative)	34.21%
Start of Performance (2/1/93)	3.83%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index and Lehman Brothers Municipal 7-Year Index have been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal 7-Year Index is an unmanaged index of municipal bonds with a minimum credit rating of at least Baa, which were issued after January 1, 1991, as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 4-6 years. As of January 1996, the index also included zero coupon bonds and bonds subject to the alternative minimum tax. The indices do not reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

***
Total returns quoted reflect all applicable sales charges and contingent deferred sales charges. Total Returns at net asset value (i.e., without adjusting for the applicable sales charge) for the 1-year, 5-year, start of performance (2/1/93) (cumulative) and start of performance (2/1/93) periods were 7.24%, 4.24%, 40.52%, and 4.44%, respectively.

WACHOVIA VIRGINIA MUNICIPAL BOND FUND (CLASS Y SHARES )

Growth of $10,000 Invested in Wachovia Virginia Municipal Bond Fund (Class Y Shares)

        The graph below illustrates the hypothetical investment of $10,000* in the Wachovia Virginia Municipal Bond Fund (Class Y Shares) (the “Fund”) from March 30, 1998 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond Index and the Lehman Brothers Municipal 7-Year Index.**

[Graphic Representation Omitted - See Appendix]

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED NOVEMBER 30, 2000
1 Year	7.51%
Start of Performance (3/30/98) (cumulative)	10.48%
Start of Performance (3/30/98)	3.80%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond Index and Lehman Brothers Municipal 7-Year Index have been adjusted to reflect the reinvestment of dividends on securities in the index.

**
The Lehman Brothers Municipal Bond Index is a benchmark index that includes investment-grade, tax-exempt, and fixed-rate bonds with long-term maturities (greater than 2 years) selected from issues larger than $50 million. The Lehman Brothers Municipal 7-Year Index is an unmanaged index of municipal bonds with a minimum credit rating of at least Baa, which were issued after January 1, 1991, as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 4-6 years. As of January 1996, the index also included zero coupon bonds and bonds subject to the alternative minimum tax. The indices do not reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. Investments cannot be made in an index.

WACHOVIA VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Credit Rating*	Value

Long-Term Municipals–96.3%
	Virginia–95.1%
$ 500,000	Albemarle County, VA, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.634%), 8/1/2006	A+	$ 514,915
250,000	Alexandria, VA, GO UT, 5.65% (Original Issue Yield: 5.70%), 12/1/2001	AAA	253,310
850,000	Arlington County, VA, GO UT Refunding Bonds, 6.00%, 6/1/2004	AAA	892,721
1,255,000	Arlington County, VA, Refunding Bonds, 4.70% (Original Issue Yield: 4.75%), 6/1/2006	AAA	1,266,195
1,100,000	Arlington, VA IDA, Refunding Revenue Bonds, 5.30% (Arlington Hospital)/(United States Treasury PRF)/(Original Issue Yield: 5.47%), 9/1/2003	A1	1,056,286
200,000	Augusta County, VA IDA, Refunding Revenue Bond, 6.30% (AMBAC INS)/(Original Issue Yield: 6.40%), 9/1/2002	AAA	206,812
1,700,000	Big Stone Gap, VA Redevelopment & Housing Authority, 5.50% (Wallens Ridge Development Project)/(Original Issue Yield: 5.75%), 9/1/2015	AA+	1,724,242
1,000,000	Chesapeake Bay Bridge & Tunnel District, VA, Refunding Revenue Bonds, 5.50% (MBIA INS/(Original Issue Yield: 4.86%), 7/1/2025	AAA	1,021,020
1,000,000	Chesterfield County, VA, GO UT, 5.60% (Original Issue Yield: 5.65%), 7/15/2006	AAA	1,033,740

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 600,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.45%), 5/1/2009	A3	$ 627,972
500,000	Danville, VA, GO UT, 6.40% (Original Issue Yield: 6.50%), 5/1/2010	A3	523,310
1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.00% (Inova Health System)/(AMBAC INS)/(Original Issue Yield: 5.30%), 8/15/2013	AAA	992,960
400,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.00% (Inova Health System)/(Original Issue Yield: 5.10%), 8/15/2008	AA	402,640
1,250,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(FSA INS)/(Original Issue Yield: 5.35%), 8/15/2019	AAA	1,238,875
1,000,000	Fairfax County, VA IDA, Refunding Revenue Bonds, 5.25% (Inova Health System)/(Original Issue Yield: 5.35%), 8/15/2019	AA	982,970
2,735,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	2,992,911

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,265,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.281%), 4/1/2022	AAA	$ 1,326,112
500,000	Fairfax County, VA Water Authority, Revenue Bonds, 5.00% (Original Issue Yield: 5.375%), 4/1/2016	AAA	489,745
3,800,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.22%), 4/1/2021	AAA	3,653,396
1,000,000	Fairfax County, VA Water Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.30%), 4/1/2029	AAA	933,300
2,110,000	Fairfax County, VA, (Series A), 5.25% (Original Issue Yield: 5.46%), 6/1/2018	AAA	2,112,342
2,000,000	Fairfax County, VA, GO UT Refunding Bonds (Series A), 4.50% (Original Issue Yield: 4.68%), 6/1/2013	AAA	1,870,720
500,000	Fairfax County, VA, GO UT, (Series A), 5.00% (Original Issue Yield: 5.07%), 6/1/2018	AAA	481,535
650,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.426%), 6/1/2010		633,080
5,000,000	Fairfax County, VA, GO UT, 4.50% (Original Issue Yield: 4.73%), 6/1/2014	AAA	4,624,500

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,170,000	Fairfax County, VA, Public Improvements (Series A), 5.125% (Original Issue Yield: 5.24%), 6/1/2014	AAA	$ 1,179,629
1,685,000	Hampton, VA, GO UT, 5.125% (Original Issue Yield: 4.74%), 1/15/2015	AA	1,693,324
1,000,000	Hampton, VA, GO UT, 5.90% (Original Issue Yield: 6.00%), 1/15/2007	AA	1,068,950
250,000	Hanover County, VA IDA, Revenue Bond, 6.00% (MBIA INS)/(Original Issue Yield: 6.10%), 10/1/2001	AAA	253,332
1,000,000	Hanover County, VA IDA, Revenue Bonds, 6.375% (Memorial Regional Medical Center)/(MBIA INS), 8/15/2018	AAA	1,108,720
250,000	Harrisonburg, VA Redevelopment & Housing Authority, Refunding Revenue Bond, 6.60% (Original Issue Yield: 6.70%), 9/1/2002	A2	258,950
2,000,000	Henrico County, VA, GO UT Refunding Bonds, 5.30% (Original Issue Yield: 5.45%), 1/15/2010	AAA	2,044,040
400,000	Henrico County, VA, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.65%), 5/1/2013	AA-	410,308
600,000	Henrico County, VA, Refunding Revenue Bond, 6.25% (Original Issue Yield: 6.25%), 5/1/2013	AA-	611,208

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 250,000	Henry County, VA Public Service Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 11/15/2003	AAA	$ 255,940
1,000,000	James City County, VA, GO UT, 5.20% (State Aid Withholding GTD)/(FGIC INS)/ (Original Issue Yield: 5.35%), 12/15/2010	AAA	1,029,360
250,000	Loudoun County, VA Sanitation Authority, Refunding Revenue Bond, 6.00% (FGIC INS)/(Original Issue Yield: 6.05%), 1/1/2003	AAA	257,702
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS), 1/1/2021	AAA	901,460
1,000,000	Loudoun County, VA Sanitation Authority, Revenue Bonds, 4.75% (MBIA INS)/(Original Issue Yield: 5.04%), 1/1/2030	AAA	874,870
1,000,000	Loudoun County, VA, (Series C), 5.25% (Original Issue Yield: 5.33%), 12/1/2014	AA	1,016,730
1,000,000	Manassa, VA, GO UT, 5.00% (Original Issue Yield: 5.05%), 1/1/2012	AA-	1,007,580
50,000	Metropolitan Washington, DC Airport Authority, Refunding Revenue Bond, 4.90% (MBIA INS)/(Original Issue Yield: 5.00%), 10/1/2005	AAA	50,803

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,000,000	Newport News, VA, GO UT (Series A), 5.20% (Original Issue Yield: 5.35%), 1/15/2018	AA	$ 991,550
1,000,000	Newport News, VA, GO UT (Series A), 6.00% (Original Issue Yield: 6.05%), 6/1/2006	AA	1,033,050
1,000,000	Newport News, VA, GO UT (Series A), 6.00% (Original Issue Yield: 6.10%), 6/1/2007	AA	1,035,400
500,000	Newport News, VA, GO UT Bonds (Series A), 5.80% (Original Issue Yield: 5.85%), 6/1/2004	AA	512,745
900,000	Norfolk, VA IDA, Refunding Revenue Bonds, 5.50% (Sentara Hospitals), 11/1/2017	AA	904,239
1,000,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Daughter’s Charity- DePaul Hospital), 12/1/2007	Aa2	1,052,860
2,500,000	Norfolk, VA IDA, Refunding Revenue Bonds, 6.50% (Sentara Hospitals), 11/1/2013	AA	2,664,300
1,000,000	Norfolk, VA, GO UT Refunding Bonds (Series A), 6.00% (Original Issue Yield: 6.20%), 2/1/2008	AAA	1,022,580
50,000	Norfolk, VA, GO UT Refunding Bonds, 5.00% (FGIC INS), 7/1/2009	AAA	51,278
500,000	Norfolk, VA, GO UT Refunding Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.05%), 7/1/2015	AAA	492,905
2,000,000	Norfolk, VA, GO UT Refunding Bonds, 5.50% (Original Issue Yield: 5.55%), 2/1/2008	AA	2,064,760

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 250,000	Portsmouth, VA, GO UT Refunding Bonds, 6.25%, 11/1/2002	AA-	$ 258,390
2,000,000	Prince William County, VA IDA, Refunding Revenue Bonds, 6.85% (Original Issue Yield: 6.938%), 10/1/2025	Aaa	2,230,720
500,000	Prince William County, VA, Certificates of Participation Refunding Bonds, 5.20% (MBIA INS)/(Original Issue Yield: 5.35%), 12/1/2005	AAA	512,935
500,000	Prince William County, VA, GO UT Bonds (Series C), 5.00% (Original Issue Yield: 5.10%), 8/1/2006	AA	510,075
1,000,000	Prince William County, VA, GO UT Refunding Bonds, 5.90% (Original Issue Yield: 6.00%), 12/1/2003	AA	1,020,040
1,980,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/15/2022	AAA	1,960,933
2,000,000	Richmond, VA Metropolitan Authority, Refunding Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.02%), 7/15/2017	AAA	2,018,680
3,630,000	Richmond, VA Public Utility, Refunding Revenue Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.31%), 1/15/2028	AAA	3,480,988
1,000,000	Richmond, VA, GO UT Refunding Bonds (Series B), 5.00% (FGIC INS)/(Original Issue Yield: 5.259%), 1/15/2021	AAA	944,060

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,000,000	Rivanna Water & Sewer Authority, Refunding Revenue Bonds, 4.80% (Original Issue Yield: 5.10%), 10/1/2015	A+	$ 952,070
500,000	Roanoke County, VA Water System, Refunding Revenue Bonds, 5.00% (FGIC INS), 7/1/2021	AAA	469,515
250,000	Roanoke, VA IDA, Refunding Bonds (Series B), 5.80% (Roanoke Memorial Hospital)/ (Original Issue Yield: 5.90%), 7/1/2005	AA-	257,845
250,000	Roanoke, VA, GO UT Bonds (Series B), 6.00%, 8/1/2003	AA	253,947
2,225,000	Roanoke, VA, GO UT Bonds, 5.25% (Original Issue Yield: 5.30%), 8/1/2024	AA	2,144,566
1,000,000	Roanoke, VA, GO UT Bonds, 6.20%, 8/1/2005	AA	1,021,950
1,250,000	Roanoke, VA, GO UT Bonds, 6.30% (Original Issue Yield: 6.35%), 8/1/2007	AA	1,284,325
1,450,000	Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.07%), 7/1/2015	AAA	1,437,501
500,000	Spotsylvania County, VA, GO UT Bonds, 5.40% (Original Issue Yield: 5.45%), 7/15/2004	A+	514,615
3,010,000	Upper Occoquan Sewage Authority, VA, (Series A), 4.75% (MBIA INS)/(Original Issue Yield: 5.30%), 7/1/2029	AAA	2,664,753

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 250,000	Upper Occoquan Sewage Authority, VA, Refunding Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.55%), 7/1/2003	AAA	$ 256,433
250,000	Virginia Beach, VA IDA, Hospital Facilities Revenue Bonds, 6.30% (Sentara Bayside Hospital)/(Sentara Bayside Hospital LOC)/(Original Issue Yield: 6.35%), 11/1/2004	AA	259,155
500,000	Virginia Beach, VA IDA, Refunding Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/15/2007	AAA	509,445
1,250,000	Virginia Beach, VA, GO UT Bonds (Series C), 6.10% (Original Issue Yield: 6.15%), 8/1/2002	AA	1,285,038
1,000,000	Virginia Beach, VA, GO UT Bonds, 5.70%, 7/15/2006	AA	1,039,470
250,000	Virginia Beach, VA, GO UT Bonds, 5.80%, 2/1/2003	AA	257,280
1,000,000	Virginia Beach, VA, GO UT Refunding Bonds, 6.20% (State Aid Withholding INS)/(Original Issue Yield: 6.25%), 9/1/2014	AA	1,076,200
860,000	Virginia College Building Authority, (Series A), 5.00% (Original Issue Yield: 5.275%), 9/1/2016	AA	842,043
1,000,000	Virginia College Building Authority, Refunding Revenue Bonds, 5.80% (Washington & Lee University Project), 1/1/2024	AAA	1,056,390

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 815,000	Virginia College Building Authority, Revenue Bonds (Series A), 4.625%, 9/1/2014	AA	$ 759,808
500,000	Virginia College Building Authority, Revenue Bonds, 5.00%, 8/1/2008	AA+	512,610
1,500,000	Virginia Polytechnical Institute & State University, Refunding Revenue Bonds (Series C), 5.50% (Original Issue Yield: 5.70%), 6/1/2016	AA	1,521,615
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.20%, 1/1/2008	AA+	515,520
500,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.30%, 1/1/2009	AA+	516,770
400,000	Virginia State Housing Development Authority, Refunding Revenue Bonds, 6.45%, 5/1/2001	AA+	401,800
870,000	Virginia State Housing Development Authority, Revenue Bonds (Series A), 6.40%, 7/1/2017	AA+	896,587
1,000,000	Virginia State Housing Development Authority, Revenue Bonds (Series B), 6.35%, 1/1/2015	AA+	1,028,020
560,000	Virginia State Housing Development Authority, Revenue Bonds (Series F), 6.40%, 7/1/2017	AA+	569,593
2,000,000	Virginia State Public Building Authority, (Series A), Refunding Bonds, 5.40%, 8/1/2012	AA+	2,034,880

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,000,000	Virginia State Public Building Authority, (Series A), 6.00% (Original Issue Yield: 5.42%), 8/1/2009	AA+	$ 1,094,230
515,000	Virginia State Public Building Authority, (Series B), 5.50% (Original Issue Yield: 5.63%), 8/1/2014	AA+	529,430
300,000	Virginia State Public Building Authority, Refunding Bonds (Series A), 5.00%, 8/1/2004	AA+	305,157
3,000,000	Virginia State Public Building Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 4.64%), 8/1/2009	AA+	3,066,510
500,000	Virginia State Public Building Authority, Revenue Bonds (Series C), 5.20% (Original Issue Yield: 5.30%), 8/1/2003	AA+	509,120
2,000,000	Virginia State Public School Authority, (Series A) Refunding Bond, 5.00% (Original Issue Yield: 4.20%), 8/1/2003	AA+	2,028,540
1,370,000	Virginia State Public School Authority, (Series A), 5.125% (Original Issue Yield: 5.17%), 8/1/2011	AA+	1,405,017
2,550,000	Virginia State Public School Authority, (Series B), 5.25% (Original Issue Yield: 5.58%), 1/1/2010	AA	2,609,798
2,000,000	Virginia State Public School Authority, 5.125% (Original Issue Yield: 5.28%), 8/1/2016		1,978,640

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$1,405,000	Virginia State Public School Authority, GO, (Series B), 5.50%, 8/1/2011	AA+	$ 1,481,755
1,000,000	Virginia State Public School Authority, Refunding Revenue Bond, (Series I), 5.25%, 8/1/2010	AA+	1,040,310
2,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.10%), 8/1/2012	AA+	2,010,340
250,000	Virginia State Public School Authority, Revenue Bonds (Series A), 6.30% (Original Issue Yield: 6.40%), 8/1/2001	AA	253,223
1,000,000	Virginia State Public School Authority, Refunding Revenue Bonds, 6.25% (Original Issue Yield: 6.30%), 1/1/2004	AA	1,036,810
300,000	Virginia State Public School Authority, School Financing Revenue Bonds (Series B), 5.75% (State Aid Withholding COL), 1/1/2008	AA	312,018
1,450,000	Virginia State Resource Authority Sewer System, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.20%), 5/1/2013	NR	1,529,591
250,000	Virginia State Resource Authority Solid Waste Disposal Systems, Revenue Bonds (Series B), 5.20%, 5/1/2003	AA	254,373

(See Notes to Portfolios of Investments)

WACHOVIA VIRGINIA MUNICIPAL BOND FUND

Principal Amount		Credit Rating*	Value

Long-Term Municipals–continued
	Virginia–continued
$ 225,000	Virginia State Resources Authority Water and Sewer System, Refunding Bonds, 5.65% (Original Issue Yield: 5.75%), 10/1/2004	AA	$ 233,582
1,000,000	Virginia State Resources Authority Water and Sewer System, Refunding Revenue Bonds, 5.25% (Appomattox River Water Authority)/ (Original Issue Yield: 5.70%), 10/1/2013	AA	1,006,920
1,000,000	Virginia State Resources Authority Water and Sewer System, Revenue Bonds (Series A), 5.60% (Original Issue Yield: 5.75%), 10/1/2025	AA	1,059,520
500,000	Virginia State Transportation Board, Revenue Bonds, 5.80%, 5/15/2001	AA	503,300
2,000,000	Virginia State University-Virginia Commonwealth, Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 5.827%), 5/1/2021	AA-	2,031,840
250,000	Virginia State, GO UT Bonds (Series C), 5.80%, 6/1/2004	AAA	255,035
1,000,000	Virginia State, GO UT Bonds, 5.50% (Original Issue Yield: 5.55%), 6/1/2006	AAA	1,039,320
750,000	Washington County, VA IDA, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.16%), 7/1/2014	A2	803,663

	Total		125,358,789

Principal Amount or Shares		Credit Rating*	Value

Long-Term Municipals–continued
	Puerto Rico—1.2%
$1,595,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	$ 1,512,698
40,000	Puerto Rico Electric Power Authority, Revenue Bonds (Series DD), 5.00% (MBIA INS)/(Original Issue Yield: 5.28%), 7/1/2028	AAA	37,936
45,000	Puerto Rico Highway and Transportation Authority, Refunding Revenue Bonds (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 5.16%), 7/1/2028	AAA	42,678

	Total		1,593,312

	Total Long-Term Municipals (identified cost $124,252,666)		126,952,101

Open-End Investment Companies—2.4%
97,877	AIM Global Management Short Term Investments		97,877
951	Dreyfus Tax Exempt Money Market		951
748	Federated Tax-Free Obligations Fund		748
3,001,260	Fidelity Tax Exempt Money Market		3,001,260

	Total Open-End Investment Companies (at net asset value)		3,100,836

	Total Investments (identified cost $127,353,502)		$130,052,937

(See Notes to Portfolios of Investments)

NOTES TO PORTFOLIOS OF INVESTMENTS

*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1)	Non-income producing.

(2)	Represents securities held as collateral within a margin account, used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

(3)	The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(4)
Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Trustees. At November 30, 2000, the Emerging Markets Fund, Intermediate Fixed Income Fund, and Short-Term Fixed Income Fund held restricted securities amounting to $6,476,575, $1,005,937, and $1,074,668 respectively, which represents 3.8%, 0.8%, and 2.3% respectively, of net assets.

The following abbreviations are used in these portfolios:

ADR—American Depositary Receipt	GTD—Guaranteed
AID—Agency for International Development	HFA—Housing Finance Authority
AMBAC—American Municipal Bond Assurance	IDA—Industrial Development Authority
Corporation	INS—Insured
CGIC—Capital Guaranty Insurance Corporation	LOC—Letter of Credit
COL—Collateralized	MBIA—Municipal Bond Investors Assurance
FGIC—Financial Guaranty Insurance Corporation	MTGS—Mortgages
FHA—Federal Housing Administration	MTN—Medium Term Note
FNMA—Federal National Mortgage Association	PCR—Pollution Control Revenue
FSA—Financial Security Assurance	PRF—Prerefunded
GDR—Global Depository Receipt	UT—Unlimited Tax
GO—General Obligation	VA—Veterans Administration

Fund	Cost of Investments For Federal Tax Purposes	Net Unrealized Appreciation/ (Depreciation) for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Total Net Assets**

Equity Fund	$321,048,201	$ 81,494,529	$107,343,316	$25,848,787	$402,369,323
Quantitative Equity Fund	349,163,408	334,302,198	358,581,074	24,278,876	681,934,036
Growth and Income Fund	157,554,702	128,414,234	145,278,550	16,864,316	285,943,907
Equity Index Fund	253,514,190	236,561,135	260,040,864	23,479,729	487,284,188
Special Values Fund	173,900,407	16,791,024	31,574,797	14,783,773	191,212,883
Emerging Markets Fund	180,984,638	(10,254,976)	28,633,453	38,888,429	173,307,731
Personal Equity Fund	234,094,979	162,560,189	188,370,623	25,810,434	396,478,439
Balanced Fund	540,963,547	97,504,988	124,746,929	27,241,941	624,393,983
Fixed Income Fund	610,952,311	942,731	9,703,459	8,760,728	580,463,821
Intermediate Fixed Income Fund	133,154,227	(50,078)	1,542,891	1,592,969	132,390,881
Short-Term Fixed Income Fund	48,076,579	(18,939)	267,239	286,178	47,704,269
Georgia Municipal Bond Fund	110,643,519	2,018,122	2,758,171	740,049	111,608,188
North Carolina Municipal Bond Fund	413,192,889	7,765,226	10,131,080	2,365,854	425,667,878
South Carolina Municipal Bond Fund	322,305,460	7,407,580	9,694,041	2,286,461	333,620,170
Virginia Municipal Bond Fund	127,353,502	2,699,435	3,686,113	986,678	131,798,578

**	The categories of investments are shown as a percentage of net assets at November 30, 2000.

At November 30, 2000, the following Funds had investments that were subject to alternative minimum tax (unaudited):

Fund	Percentage of total market value subject to alternative minimum tax

North Carolina Municipal Bond Fund	0.1%
South Carolina Municipal Bond Fund	1.2%

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND The Wachovia Municipal Funds
STATEMENTS OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund		Wachovia Equity Index Fund

Assets:
Investments in securities, at value	$358,664,226		$676,320,101		$284,990,511		$460,708,273
Investments in repurchase agreements	43,878,504		7,145,505		978,425		29,367,052
Cash	31		593		—		246,789
Income receivable	372,912		781,764		243,756		658,227
Receivable for investments sold	—		—		5,896,095		—
Receivable for shares sold	488,283		12,541		134,584		251,571

Total assets	403,403,956		684,260,504		292,243,371		491,231,912

Liabilities:
Payable for investments purchased	—		—		5,990,352		385,007
Payable for shares redeemed	218,381		1,625,446		67,050		2,930,629
Payable for daily variation margin	427,800		123,498		17,250		331,200
Payable to adviser	246,213		410,085		173,953		126,089
Other accrued expenses	142,239		167,439		50,859		174,799

Total liabilities	1,034,633		2,326,468		6,299,464		3,947,724

Net Assets Consist of:
Paid in capital	309,547,820		306,040,700		137,510,817		250,594,643
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	77,220,161		333,833,248		128,424,929		232,779,113
Accumulated net realized gain on investments, futures, and foreign currency transactions	15,124,471		41,905,738		19,969,141		3,270,956
Undistributed net investment income	476,871		154,350		39,020		639,476

Total Net Assets	$402,369,323		$681,934,036		$285,943,907		$487,284,188

Net Assets:
Class A Shares	$114,873,254		$ 86,190,617		$ 82,937,077		$159,713,887

Class B Shares	$ 11,154,362		$ 24,310,192		—		—

Class Y Shares	$276,341,707		$571,433,227		$203,006,830		$327,570,301

Shares Outstanding
Class A Shares	6,700,927		3,969,398		4,146,040		6,588,989
Class B Shares	657,928		1,130,977		—		—
Class Y Shares	16,114,956		26,278,954		10,128,464		13,493,348

Total Shares Outstanding	23,473,811		31,379,329		14,274,504		20,082,337

Net Asset Value Per Share
Class A Shares	$ 17.14		$ 21.71		$ 20.00		$ 24.24

Class B Shares	$ 16.95		$ 21.49		—		—

Class Y Shares	$ 17.15		$ 21.74		$ 20.04		$ 24.28

Offering Price Per Share*
Class A Shares	$ 18.19	**	$ 23.03	**	$ 21.22	**	$ 25.72	**

Class B Shares	$ 16.95		$ 21.49		—		—

Class Y Shares	$ 17.15		$ 21.74		$ 20.04		$ 24.28

Redemption Proceeds Per Share*
Class A Shares	$ 17.14		$ 21.71		$ 20.00		$ 24.24

Class B Shares	$ 16.10	***	$ 20.42	***	—		—

Class Y Shares	$ 17.15		$ 21.74		$ 20.04		$ 24.28

Investments, at identified cost	$320,261,027		$349,163,408		$157,389,042		$253,418,544

*	See “What do Shares Cost?” in the Prospectus.

**	Computation of Offering Price: 100/94.25 of net asset value.

***	Computation of Redemption Price: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND The Wachovia Municipal Funds
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

NOVEMBER 30, 2000

	Wachovia Special Values Fund		Wachovia Emerging Markets Fund	Wachovia Personal Equity Fund		Wachovia Balanced Fund

Assets:
Investments in securities, at value	$164,981,126		$170,729,662	$388,353,614		$609,541,770
Investments in repurchase agreements	25,710,305		—	8,301,554		33,959,578
Cash	—		—	615		—
Cash denominated in foreign currencies	—		4,036,882	—		—
Income receivable	271,252		381,508	322,560		3,026,352
Receivable for investments sold	1,461,156		1,852,482	7,422,897		5,293,822
Receivable for shares sold	115,054		201,472	14,990		461,887

Total assets	192,538,893		177,202,006	404,416,230		652,283,409

Liabilities:
Payable for investments purchased	853,568		1,856,301	7,492,139		25,029,375
Payable for shares redeemed	168,892		1,053,269	89,211		2,035,569
Payable for capital gains taxes withheld	—		667,772	—		—
Payable for daily variation margin	76,500		—	55,200		216,094
Payable to adviser	127,925		155,369	241,565		353,032
Other accrued expenses	99,125		161,564	59,676		255,356

Total liabilities	1,326,010		3,894,275	7,937,791		27,889,426

Net Assets Consist of:
Paid in capital	170,745,229		200,804,924	230,504,493		486,362,406
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	14,497,972		(9,378,177)	161,859,136		98,767,504
Accumulated net realized gain (loss) on investments, futures, and foreign currency transactions	3,781,375		(18,234,578)	4,050,681		37,199,094
Undistributed net investment income	2,188,307		115,562	64,129		2,064,979

Total Net Assets	$191,212,883		$173,307,731	$396,478,439		$624,393,983

Net Assets:
Class A Shares	$ 62,486,415		$ 15,578,083	$ 909,601		$202,280,247

Class B Shares	$ 426,603		—	—		$ 23,529,248

Class Y Shares	$128,299,865		$157,729,648	$395,568,838		$398,584,488

Shares Outstanding
Class A Shares	3,780,278		1,595,792	91,137		14,752,854
Class B Shares	26,017		—	—		1,721,447
Class Y Shares	7,744,033		16,095,509	39,574,161		29,032,606

Total Shares Outstanding	11,550,328		17,691,301	39,665,298		45,506,907

Net Asset Value Per Share
Class A Shares	$ 16.53		$ 9.76	$ 9.98		$ 13.71

Class B Shares	$ 16.40		—	—		$ 13.67

Class Y Shares	$ 16.57		$ 9.80	$ 10.00		$ 13.73

Offering Price Per Share*
Class A Shares	$ 17.54	**	$ 10.36 **	$ 10.59	**	$ 14.55	**

Class B Shares	$ 16.40		—	—		$ 13.67

Class Y Shares	$ 16.57		$ 9.80	$ 10.00		$ 13.73

Redemption Proceeds Per Share*
Class A Shares	$ 16.53		$ 9.76	$ 9.98		$ 13.71

Class B Shares	$ 15.58	***	—	—		$ 12.99	***

Class Y Shares	$ 16.57		$ 9.80	$ 10.00		$ 13.73

Investments, at identified cost	$173,805,429		$180,091,515	$234,094,979		$543,482,940

*	See “What do Shares Cost?” in the Prospectus.

**	Computation of Offering Price: 100/94.25 of net asset value.

***	Computation of Redemption Price: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

NOVEMBER 30, 2000

	Wachovia Fixed Income Fund		Wachovia Intermediate Fixed Income Fund	Wachovia Short Term Fixed Income Fund	Wachovia Georgia Municipal Bond Fund

Assets:
Investments in securities, at value	$601,934,709		$128,225,181	$46,667,132	$112,661,642
Investments in repurchase agreements	9,960,333		4,878,968	1,390,508	—
Cash	—		—	625	787
Income receivable	5,141,849		1,402,673	648,822	1,820,134
Receivable for daily variation margin	—		1,625	—	—
Receivable for shares sold	415,440		25,000	38,154	—

Total assets	617,452,331		134,533,447	48,745,241	114,482,563

Liabilities:
Payable for investments purchased	35,589,946		1,967,167	982,813	1,770,962
Payable for shares redeemed	805,160		84,476	2,782	624,979
Income distribution payable	—		—	—	398,980
Payable for daily variation margin	204,863		—	—	—
Payable to adviser	279,062		60,479	14,197	41,748
Other accrued expenses	109,479		30,444	41,180	37,706

Total liabilities	36,988,510		2,142,566	1,040,972	2,874,375

Net Assets Consist of:
Paid in capital	588,820,820		133,303,644	50,750,201	111,357,910
Net unrealized appreciation (depreciation) of investments, futures contracts, and translation of assets and liabilities in foreign currency	1,014,091		69,751	(18,939)	2,018,123
Accumulated net realized loss on investments, futures, and foreign currency transactions	(10,119,132)		(1,150,622)	(3,066,527)	(1,772,679)
Undistributed net investment income	748,042		168,108	39,534	4,834

Total Net Assets	$580,463,821		$132,390,881	$47,704,269	$111,608,188

Net Assets
Class A Shares	$ 64,039,340		$ 3,412,572	$ 8,958,761	$ 4,730,934

Class B Shares	$ 770,882		—	—	—

Class Y Shares	$515,653,599		$128,978,309	$38,745,508	$106,877,254

Shares Outstanding
Class A Shares	6,593,100		351,160	920,794	436,510
Class B Shares	79,394		—	—	—
Class Y Shares	53,107,653		13,280,523	3,983,152	9,862,099

Total Shares Outstanding	59,780,147		13,631,683	4,903,946	10,298,609

Net Asset Value Per Share
Class A Shares	$ 9.71		$ 9.72	$ 9.73	$ 10.84

Class B Shares	$ 9.71		—	—	—

Class Y Shares	$ 9.71		$ 9.71	$ 9.73	$ 10.84

Offering Price Per Share*
Class A Shares	$ 10.17	***	$ 10.18 ***	$ 9.98 **	$ 11.35 ***

Class B Shares	$ 9.71		—	—	—

Class Y Shares	$ 9.71		$ 9.71	$ 9.73	$ 10.84

Redemption Proceeds Per Share*
Class A Shares	$ 9.71		$ 9.72	$ 9.73	$ 10.84

Class B Shares	$ 9.22	****	—	—	—

Class Y Shares	$ 9.71		$ 9.71	$ 9.73	$ 10.84

Investments, at identified cost	$610,531,168		$133,036,683	$48,076,579	$110,643,519

*	See “What do Shares Cost” in the Prospectus.
**	Computation of Offering Price: 100/97.50 of net asset value.
***	Computation of Offering Price: 100/95.50 of net asset value.
****	Computation of Redemption Proceeds: 95/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES— CONTINUED

NOVEMBER 30, 2000

	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Assets:
Investments in securities, at value	$420,958,115	$329,713,040	$130,052,937
Cash	13	588	—
Income receivable	5,945,991	5,334,618	2,321,147
Receivable for shares sold	545,043	45,366	—

Total assets	427,449,162	335,093,612	132,374,084

Liabilities:
Payable for shares redeemed	12,198	88,795	—
Income distribution payable	1,530,415	1,185,373	482,654
Payable to adviser	166,516	125,013	43,581
Other accrued expenses	72,155	74,261	49,271

Total liabilities	1,781,284	1,473,442	575,506

Net Assets Consist of:
Paid in capital	420,021,307	327,251,520	130,906,915
Net unrealized appreciation of investments, futures contracts, and translation of assets and liabilities in foreign currency	7,776,696	7,407,580	2,699,435
Accumulated net realized loss on investments, futures, and foreign currency transactions	(2,280,168)	(1,126,361)	(1,807,821)
Undistributed net investment income	150,043	87,431	49

Total Net Assets	$425,667,878	$333,620,170	$131,798,578

Net Assets
Class A Shares	$ 7,511,206	$ 52,567,751	$ 6,496,124

Class Y Shares	$418,156,672	$281,052,419	$125,302,454

Shares Outstanding
Class A Shares	685,495	4,850,738	644,272
Class Y Shares	38,163,238	25,933,830	12,429,203

Total Shares Outstanding	38,848,733	30,784,568	13,073,475

Net Asset Value Per Share
Class A Shares	$ 10.96	$ 10.84	$ 10.08

Class Y Shares	$ 10.96	$ 10.84	$ 10.08

Offering Price Per Share*
Class A Shares	$ 11.48 **	$ 11.35 **	$ 10.55 **

Class Y Shares	$ 10.96	$ 10.84	$ 10.08

Redemption Proceeds Per Share*
Class A Shares	$ 10.96	$ 10.84	$ 10.08

Class Y Shares	$ 10.96	$ 10.84	$ 10.08

Investments, at identified cost	$413,181,419	$322,305,460	$127,353,502

*	See “What do Shares Cost” in the Prospectus.
**	Computation of Offering Price: 100/95.50 of net asset value.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

	Wachovia Equity Fund	Wachovia Quantitative Equity Fund	Wachovia Growth & Income Fund	Wachovia Equity Index Fund	Wachovia Special Values Fund

Investment Income:
Dividends	$ 3,016,928	$ 8,110,787	$ 2,606,102	$ 5,892,433	$ 3,259,987
Interest	2,532,369	1,265,244	481,078	2,274,556	1,564,463

Total income	5,549,297	9,376,031	3,087,180	8,166,989	4,824,450

Expenses:
Investment adviser fee	2,892,934	5,140,383	2,286,023	1,635,452	1,500,349
Administrative personnel and services fee	295,749	525,723	233,840	390,350	134,248
Custodian fees	74,481	110,934	61,486	92,011	37,509
Transfer and dividend disbursing agent fees and expenses	31,172	42,594	28,470	15,489	37,437
Directors’/Trustees’ fees	10,412	16,087	5,722	14,602	4,286
Auditing fees	14,791	15,156	14,937	14,906	15,406
Legal fees	10,804	10,169	5,639	7,931	9,783
Portfolio accounting fees	2,092	2,920	907	18,148	3,373
Distribution services fee—Class B Shares	82,444	192,898	—	—	2,982
Shareholder services fee—Class A Shares	322,072	233,631	235,973	470,113	161,441
Shareholder services fee—Class B Shares	27,481	64,299	—	—	994
Share registration costs	71,684	36,959	16,739	30,781	28,737
Printing and postage	17,073	14,554	18,639	19,025	16,739
Insurance premiums	444	2,820	1,763	1,808	1,159
Miscellaneous	5,172	1,593	2,554	3,988	4,954

Net expenses	3,858,805	6,410,720	2,912,692	2,714,604	1,959,397

Net investment income	1,690,492	2,965,311	174,488	5,452,385	2,865,053

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions	17,392,706	42,595,689	18,832,049	3,458,956	3,003,302
Net realized gain (loss) on futures contracts	(129,164)	182,497	1,677,243	964,180	1,003,461
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(18,007,334)	(17,519,014)	(28,217,380)	(32,073,685)	8,382,602

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(743,792)	25,259,172	(7,708,088)	(27,650,549)	12,389,365

Change in net assets resulting from operations	$ 946,700	$28,224,483	$ (7,533,600)	$(22,198,164)	$15,254,418

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS— CONTINUED

YEAR ENDED NOVEMBER 30, 2000

	Wachovia Emerging Markets Fund	Wachovia Personal Equity Fund	Wachovia Balanced Fund	Wachovia Fixed Income Fund	Wachovia Intermediate Fixed Income Fund

Investment Income:
Dividends	$ 2,791,577 *	$ 3,376,446	$ 3,802,477	$ 2,670,958	$ 371,808
Interest	1,060,020	1,319,443	18,790,932	35,197,589	8,380,278

Total income	3,851,597	4,695,889	22,593,409	37,868,547	8,752,086

Expenses:
Investment adviser fee	2,154,004	3,170,277	4,845,083	3,370,983	805,699
Administrative personnel and services fee	154,253	324,259	495,572	402,249	96,161
Custodian fees	301,093	80,434	106,716	93,683	26,857
Transfer and dividend disbursing agent fees and expenses	56,309	4,235	30,769	23,239	11,733
Directors’/Trustees’ fees	3,438	3,410	14,263	11,938	2,778
Auditing fees	15,000	14,897	15,282	15,342	15,423
Legal fees	8,772	8,863	7,620	3,951	7,872
Portfolio accounting fees	5,339	2,928	13,473	37,929	8,455
Distribution services fee—Class B Shares	—	—	172,613	6,005	—
Shareholder services fee—Class A Shares	49,655	731	536,983	166,650	7,911
Shareholder services fee—Class B Shares	—	—	57,538	2,002	—
Share registration costs	20,753	15,703	17,380	28,013	18,877
Printing and postage	16,459	21,842	24,242	9,632	10,038
Insurance premiums	1,156	2,017	2,078	1,199	782
Miscellaneous	9,579	789	3,287	9,930	2,619

Total expenses	2,795,810	3,650,385	6,342,899	4,182,745	1,015,205

Waiver—
Waiver of investment adviser fee	—	—	(315,391)	(8,909)	(13,597)

Net expenses	2,795,810	3,650,385	6,027,508	4,173,836	1,001,608

Net investment income	1,055,787	1,045,504	16,565,901	33,694,711	7,750,478

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments and foreign currency transactions	9,079,581 **	3,912,373	41,342,803	(4,023,809)	(1,006,877)
Net realized gain (loss) on futures contracts	—	345,848	(1,788,466)	(4,041,124)	(97,331)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(44,174,297)	(22,089,547)	(20,214,453)	19,552,006	2,980,673

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency	(35,094,716)	(17,831,326)	19,339,884	11,487,073	1,876,464

Change in net assets resulting from operations	$(34,038,929)	$(16,785,822)	$ 35,905,785	$45,181,784	$9,626,943

*	Net of foreign taxes withheld of $278,283.
**	Net of foreign capital gain taxes of $298,878.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF OPERATIONS— CONTINUED

YEAR ENDED NOVEMBER 30, 2000

	Wachovia Short Term Fixed Income Fund	Wachovia Georgia Municipal Bond Fund	Wachovia North Carolina Municipal Bond Fund	Wachovia South Carolina Municipal Bond Fund	Wachovia Virginia Municipal Bond Fund

Investment Income:
Dividends	$ 12,980	$ —	$ —	$ —	$ —
Interest	2,990,803	5,853,322	21,860,775	18,666,499	7,171,216

Total income	3,003,783	5,853,322	21,860,775	18,666,499	7,171,216

Expenses:
Investment adviser fee	261,156	821,219	3,206,215	2,538,778	975,738
Administrative personnel and services fee	34,005	78,402	306,121	242,390	94,417
Custodian fees	9,497	21,899	76,624	63,276	26,371
Transfer and dividend disbursing agent fees and expenses	5,491	5,058	11,600	14,202	9,063
Directors’/Trustees’ fees	369	377	8,428	7,707	2,970
Auditing fees	15,359	14,891	15,147	15,335	16,887
Legal fees	6,694	6,159	9,330	7,666	8,136
Portfolio accounting fees	2,295	13,330	25,550	28,302	21,050
Shareholder services fee—Class A Shares	23,107	11,721	19,419	137,071	17,489
Share registration costs	21,876	22,199	12,154	19,568	22,262
Printing and postage	18,870	13,225	9,163	11,350	13,854
Insurance premiums	710	940	2,116	1,750	198
Miscellaneous	3,802	12,400	14,993	3,247	2,292

Total expenses	403,231	1,021,820	3,716,860	3,090,642	1,210,727

Waiver—
Waiver of investment adviser fee	(80,982)	(353,095)	(1,132,435)	(990,249)	(402,103)

Net expenses	322,249	668,725	2,584,425	2,100,393	808,624

Net investment income	2,681,534	5,184,597	19,276,350	16,566,106	6,362,592

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(1,612)	(1,197,198)	(2,275,153)	(1,132,177)	(372,652)
Net change in unrealized appreciation (depreciation) of investments	507,302	3,443,977	11,426,197	9,463,518	3,468,716

Net realized and unrealized gain (loss) on investments	505,690	2,246,779	9,151,044	8,331,341	3,096,064

Change in net assets resulting from operations	$3,187,224	$7,431,376	$28,427,394	$24,897,447	$9,458,656

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Wachovia Equity Fund		Wachovia Quantitative Equity Fund		Wachovia Growth & Income Fund

	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 1,690,492	$ 1,900,993	$ 2,965,311	$ 2,667,009	$ 174,488	$ 1,311,366
Net realized gain on investments, futures contracts and foreign currency transactions	17,263,542	14,330,020	42,778,186	29,407,587	20,509,292	60,678,778
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(18,007,334)	48,286,545	(17,519,014)	31,769,230	(28,217,380)	1,531,826

Change in net assets resulting from operations	946,700	64,517,558	28,224,483	63,843,826	(7,533,600)	63,521,970

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(301,919)	(362,278)	(183,527)	(504,434)	(13,134)	(456,714)
Class B Shares	—	(293)	—	(10,684)	—	—
Class Y Shares	(1,257,917)	(1,373,680)	(2,720,977)	(2,379,853)	(354,250)	(1,160,298)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(3,446,614)	(6,403,780)	—	(9,777,137)	(16,161,110)	(15,960,065)
Class B Shares	(266,448)	(682,925)	—	(2,553,864)	—	—
Class Y Shares	(6,546,425)	(23,092,487)	—	(25,353,209)	(43,126,777)	(25,242,279)

Change in net assets from distributions to shareholders	(11,819,323)	(31,915,443)	(2,904,504)	(40,579,181)	(59,655,271)	(42,819,356)

Share Transactions—
Proceeds from sale of shares	136,019,166	126,213,398	40,975,049	45,216,048	21,099,777	79,304,120
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	373,318,412	—	—
Net asset value of shares issued to shareholders in payment of dividends declared	8,991,400	24,618,584	987,767	36,090,601	31,036,175	20,328,598
Cost of shares redeemed	(83,604,882)	(90,750,849)	(97,561,455)	(75,233,898)	(48,596,552)	(107,223,683)

Change in net assets from share transactions	61,405,684	60,081,133	(55,598,639)	379,391,163	3,539,400	(7,590,965)

Change in net assets	50,533,061	92,683,248	(30,278,660)	402,655,808	(63,649,471)	13,111,649
Net Assets:
Beginning of period	351,836,262	259,153,014	712,212,696	309,556,888	349,593,378	336,481,729

End of period	$402,369,323	$351,836,262	$681,934,036	$712,212,696	$285,943,907	$349,593,378

Undistributed net investment income included in net assets at end of period	$ 476,871	$ 349,608	$ 154,350	$ 94,763	$ 39,020	$ 192,896

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Equity Index Fund		Wachovia Special Values Fund		Wachovia Emerging Markets Fund

	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 5,452,385	$ 6,229,670	$ 2,865,053	$ 2,893,962	$ 1,055,787	$ 981,662
Net realized gain on investments, futures contracts and foreign currency transactions	4,423,136	17,541,090	4,006,763	7,161,252	9,079,581	2,891,987
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(32,073,685)	64,241,493	8,382,602	(1,650,644)	(44,174,297)	52,585,006

Change in net assets resulting from operations	(22,198,164)	88,012,253	15,254,418	8,404,570	(34,038,929)	56,458,655

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(1,712,699)	(1,667,787)	(1,132,622)	(597,826)	(147,715)	(48,950)
Class B Shares	—	—	(5,459)	—	—	—
Class Y Shares	(4,194,064)	(4,270,929)	(2,258,930)	(1,140,362)	(2,046,168)	(1,079,581)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(3,670,966)	(2,179,495)	(2,135,061)	(2,756,902)	—	—
Class B Shares	—	—	(11,575)	—	—	—
Class Y Shares	(7,613,438)	(4,801,448)	(3,732,991)	(4,195,184)	—	—

Change in net assets from distributions to shareholders	(17,191,167)	(12,919,659)	(9,276,638)	(8,690,274)	(2,193,883)	(1,128,531)

Share Transactions—
Proceeds from sale of shares	139,562,623	148,792,010	43,614,132	55,734,701	96,470,805	35,132,998
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	6,217,889	—	—
Net asset value of shares issued to shareholders in payment of dividends declared	16,078,232	12,226,266	7,169,649	7,362,549	820,530	384,631
Cost of shares redeemed	(173,598,687)	(114,781,275)	(41,216,261)	(43,319,704)	(82,200,620)	(35,972,883)

Change in net assets from share transactions	(17,957,832)	46,237,001	9,567,520	25,995,435	15,090,715	(455,254)

Change in net assets	(57,347,163)	121,329,595	15,545,300	25,709,731	(21,142,097)	54,874,870
Net Assets:
Beginning of period	544,631,351	423,301,756	175,667,583	149,957,852	194,449,828	139,574,958

End of period	$487,284,188	$544,631,351	$191,212,883	$175,667,583	$173,307,731	$194,449,828

Undistributed net investment income included in net assets at end of period	$ 639,476	$ 1,093,854	$ 2,188,307	$ 2,752,766	$ 115,562	$ 1,380,168

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Personal Equity Fund		Wachovia Balanced Fund		Wachovia Fixed Income Fund

	Year Ended November 30, 2000	Period Ended November 30, 1999(1)	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 1,045,504	$ 463,895	$ 16,565,901	$ 11,667,132	$ 33,694,711	$ 20,213,685
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	4,258,221	7,806,983	39,554,337	21,074,744	(8,064,933)	(1,975,659)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	(22,089,547)	20,381,700	(20,214,453)	37,368,946	19,552,006	(16,216,784)

Change in net assets resulting from operations	(16,785,822)	28,652,578	35,905,785	70,110,822	45,181,784	2,021,242

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(71)	—	(4,793,338)	(4,340,110)	(3,820,500)	(2,884,514)
Class B Shares	—	—	(344,703)	(276,558)	(40,101)	(35,054)
Class Y Shares	(1,232,599)	(212,600)	(11,422,384)	(6,781,441)	(29,673,224)	(16,617,132)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(2,482)	—	(1,398,073)	(17,377,408)	—	(111,279)
Class B Shares	—	—	(144,291)	(1,929,181)	—	(2,141)
Class Y Shares	(8,012,041)	—	(2,879,504)	(32,938,534)	—	(741,696)

Change in net assets from distributions to shareholders	(9,247,193)	(212,600)	(20,982,293)	(63,643,232)	(33,533,825)	(20,391,816)

Share Transactions—
Proceeds from sale of shares	18,331,602	2,244,187	115,212,673	216,793,701	125,403,873	165,467,506
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	428,394,696	—	249,842,105	—	265,851,176
Net asset value of shares issued to shareholders in payment of dividends declared	7,995,655	63	12,918,309	57,849,606	10,205,866	9,617,907
Cost of shares redeemed	(48,378,159)	(14,516,568)	(169,259,285)	(304,243,599)	(125,069,709)	(102,333,202)

Change in net assets from share transactions	(22,050,902)	416,122,378	(41,128,303)	220,241,813	10,540,030	338,603,387

Change in net assets	(48,083,917)	444,562,356	(26,204,811)	226,709,403	22,187,989	320,232,813
Net Assets:
Beginning of period	444,562,356	—	650,598,794	423,889,391	558,275,832	238,043,019

End of period	$396,478,439	$444,562,356	$624,393,983	$650,598,794	$580,463,821	$558,275,832

Undistributed net investment income included in net assets at end of period	$ 64,129	$ 251,295	$ 2,064,979	$ 2,059,503	$ 748,042	$ 592,886

(1)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia Intermediate Fixed Income Fund		Wachovia Short-Term Fixed Income Fund		Wachovia Georgia Municipal Bond Fund

	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 7,750,478	$ 5,770,456	$ 2,681,534	$ 2,938,621	$ 5,184,597	$ 2,435,531
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,104,208)	35,200	(1,612)	491,231	(1,197,198)	(561,411)
Net change in unrealized appreciation (depreciation) of investments, futures contracts and translation of assets and liabilities in foreign currency	2,980,673	(5,768,480)	507,302	(1,634,947)	3,443,977	(3,747,837)

Change in net assets resulting from operations	9,626,943	37,176	3,187,224	1,794,905	7,431,376	(1,873,717)

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(163,862)	(202,679)	(519,030)	(547,972)	(211,281)	(245,913)
Class B Shares	—	—	—	—	—	—
Class Y Shares	(7,536,530)	(5,512,076)	(2,257,850)	(2,779,470)	(4,984,058)	(2,174,539)
Distributions from net realized gain on investments, futures contracts, and foreign currency
Class A Shares	(1,853)	(92,062)	—	—	—	(17,469)
Class B Shares	—	—	—	—	—	—
Class Y Shares	(77,932)	(1,701,330)	—	—	—	(43,655)

Change in net assets from distributions to shareholders	(7,780,177)	(7,508,147)	(2,776,880)	(3,327,442)	(5,195,339)	(2,481,576)

Share Transactions—
Proceeds from sale of shares	38,053,332	20,483,149	10,538,396	13,979,811	15,688,219	13,513,690
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	59,122,769	—	7,116,836	—	88,191,199
Net asset value of shares issued to shareholders in payment of dividends declared	428,648	651,094	1,910,861	2,803,311	264,861	290,940
Cost of shares redeemed	(49,650,556)	(23,663,167)	(13,887,577)	(82,504,658)	(20,786,480)	(7,365,394)

Change in net assets from share transactions	(11,168,576)	56,593,845	(1,438,320)	(58,604,700)	(4,833,400)	94,630,435

Change in net assets	(9,321,810)	49,122,874	(1,027,976)	(60,137,237)	(2,597,363)	90,275,142
Net Assets:
Beginning of period	141,712,691	92,589,817	48,732,245	108,869,482	114,205,551	23,930,409

End of period	$132,390,881	$141,712,691	$47,704,269	$ 48,732,245	$111,608,188	$114,205,551

Undistributed net investment income included in net assets at end of period	$ 167,655	$ 117,569	$ 39,534	$ 134,880	$ 4,834	$ 15,576

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS— CONTINUED

	Wachovia North Carolina Municipal Bond Fund		Wachovia South Carolina Municipal Bond Fund		Wachovia Virginia Municipal Bond Fund

	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999	Year Ended November 30, 2000	Year Ended November 30, 1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 19,276,350	$ 8,316,437	$ 16,566,106	$ 9,519,727	$ 6,362,592	$ 5,471,458
Net realized gain (loss) on investments	(2,275,153)	263,247	(1,132,177)	64,300	(372,652)	169,324
Net change in unrealized appreciation (depreciation) of investments	11,426,197	(13,454,369)	9,463,518	(15,832,915)	3,468,716	(7,994,414)

Change in net assets resulting from operations	28,427,394	(4,874,685)	24,897,447	(6,248,888)	9,458,656	(2,353,632)

Distributions to Shareholders—
Distributions from net investment income
Class A Shares	(329,361)	(354,496)	(2,555,543)	(2,932,843)	(321,952)	(366,695)
Class Y Shares	(18,819,585)	(7,981,753)	(13,921,746)	(6,591,278)	(6,047,898)	(5,090,199)
Distributions from net realized gain on investments
Class A Shares	(4,750)	(47,957)	(9,867)	(116,632)	—	—
Class Y Shares	(251,259)	(279,986)	(48,294)	(92,877)	—	—

Change in net assets from distributions to shareholders	(19,404,955)	(8,664,192)	(16,535,450)	(9,733,630)	(6,369,850)	(5,456,894)

Share Transactions—
Proceeds from sale of shares	46,384,033	40,895,769	25,895,625	37,278,910	11,827,832	26,296,082
Proceeds from shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	366,043,958	—	225,809,305	—	32,818,769
Net asset value of shares issued to shareholders in payment of dividends declared	694,469	717,052	1,852,996	2,188,807	408,569	555,659
Cost of shares redeemed	(73,600,551)	(17,244,173)	(50,946,059)	(23,066,610)	(21,020,218)	(22,355,749)

Change in net assets from share transactions	(26,522,049)	390,412,606	(23,197,438)	242,210,412	(8,783,817)	37,314,761

Change in net assets	(17,499,610)	376,873,729	(14,835,441)	226,227,894	(5,695,011)	29,504,235
Net Assets:
Beginning of period	443,167,488	66,293,759	348,455,611	122,227,717	137,493,589	107,989,354

End of period	$425,667,878	$443,167,488	$333,620,170	$348,455,611	$131,798,578	$137,493,589

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 150,043	$ 28,577	$ 87,431	$ (1,386)	$ 49	$ 7,307

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996	$12.71	0.22	(5)	2.83	3.05	(0.22)	(0.73)	(0.95)
1997	$14.81	0.14	(5)	2.43	2.57	(0.13)	(1.86)	(1.99)
1998	$15.39	0.13	(5)	2.21	2.34	(0.14)	(1.68)	(1.82)
1999	$15.91	0.06		3.41	3.47	(0.07)	(1.89)	(1.96)
2000	$17.42	0.05		0.22 (6)	0.27	(0.04)	(0.51)	(0.55)
Wachovia Quantitative Equity Fund
1996	$13.11	0.24	(5)	2.77	3.01	(0.21)	(0.24)	(0.45)
1997	$15.67	0.18	(5)	4.14	4.32	(0.20)	(0.79)	(0.99)
1998	$19.00	0.11	(5)	3.12	3.23	(0.19)	(1.75)	(1.94)
1999	$20.29	0.09		3.16	3.25	(0.12)	(2.42)	(2.54)
2000	$21.00	0.05		0.70	0.75	(0.04)	—	(0.04)
Wachovia Growth & Income Fund
1996	$12.88	0.15		3.67	3.82	(0.15)	(0.14)	(0.29)
1997	$16.41	0.13		4.44	4.57	(0.13)	(0.25)	(0.38)
1998	$20.60	0.11		3.94	4.05	(0.10)	(1.01)	(1.11)
1999	$23.54	0.05		4.24	4.29	(0.08)	(2.89)	(2.97)
2000	$24.86	(0.03)		(0.56)	(0.59)	(0.01)	(4.26)	(4.27)
Wachovia Equity Index Fund
1996	$13.62	0.32	(5)	3.13	3.45	(0.31)	(0.78)	(1.09)
1997	$15.98	0.25	(5)	3.85	4.10	(0.28)	(0.91)	(1.19)
1998	$18.89	0.26	(5)	3.90	4.16	(0.24)	(0.40)	(0.64)
1999	$22.41	0.27		4.13	4.40	(0.26)	(0.37)	(0.63)
2000	$26.18	0.22	(5)	(1.39)	(1.17)	(0.24)	(0.53)	(0.77)
Wachovia Special Values Fund
1996	$12.18	0.35		4.13	4.48	(0.08)	(0.91)	(0.99)
1997	$15.67	0.13	(5)	4.53	4.66	(0.08)	(1.61)	(1.69)
1998	$18.64	0.19	(5)	(0.87)	(0.68)	(0.12)	(1.71)	(1.83)
1999	$16.13	0.25		0.56	0.81	(0.16)	(0.75)	(0.91)
2000	$16.03	0.22	(5)	1.08	1.30	(0.28)	(0.52)	(0.80)
Wachovia Emerging Markets Fund
1996	$10.41	0.09	(5)	1.20	1.29	(0.03)	—	(0.03)
1997	$11.67	0.03	(5)	(0.47)	(0.44)	(0.11)	—	(0.11)
1998	$11.12	0.09	(5)	(2.68)	(2.59)	(0.10)	—	(0.10)
1999	$ 8.43	0.04	(5)	3.32	3.36	(0.05)	—	(0.05)
2000	$11.74	0.01		(1.88)	(1.87)	(0.11)	—	(0.11)
Wachovia Personal Equity Fund
1999(3)	$10.00	0.01		0.67	0.68	(0.01)	—	(0.01)
2000	$10.67	0.00	(6)	(0.49)	(0.49)	(0.01)	(0.19)	(0.20)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	Per share information is based on average shares outstanding.
(6)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

(7)	Less then $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Equity Fund
1996	$14.81	25.56%	0.90%		1.62%		0.15%		$ 20,774	64%
1997	$15.39	20.22%	1.14%		0.95%		0.07%		$ 39,494	124%
1998	$15.91	17.34%	1.12%		0.91%		—		$ 53,103	150%
1999	$17.42	24.31%	1.09%		0.49%		—		$118,967	45%
2000	$17.14	1.47%	1.08%		0.27%		—		$114,873	41%
Wachovia Quantitative Equity Fund
1996	$15.67	23.74%	0.87%		1.70%		0.15%		$ 15,742	44%
1997	$19.00	29.38%	1.11%		1.09%		0.07%		$ 35,413	74%
1998	$20.29	18.98%	1.11%		0.95%		—		$ 82,682	38%
1999	$21.00	16.60%	1.11%		0.48%		—		$ 89,140	34%
2000	$21.71	3.58%	1.06%		0.22%		—		$ 86,191	14%
Wachovia Growth & Income Fund
1996	$16.41	30.10%	1.35%		1.04%		0.31%		$186,147	12%
1997	$20.60	28.50%	1.30%		0.70%		0.30%		$338,724	13%
1998	$23.54	20.77%	1.21%		0.59%		0.08%		$130,306	24%
1999	$24.86	20.40%	1.09%		0.24%		—		$ 94,674	44%
2000	$20.00	(3.57%)	1.07%		(0.12%)		—		$ 82,937	22%
Wachovia Equity Index Fund
1996	$15.98	27.19%	0.48%		2.23%		0.13%		$ 18,154	12%
1997	$18.89	27.55%	0.72%		1.46%		0.02%		$ 50,917	4%
1998	$22.41	22.74%	0.70%		1.23%		—		$131,594	29%
1999	$26.18	19.97%	0.69%		1.07%		—		$182,697	11%
2000	$24.24	(4.70%)	0.66%		0.83%		—		$159,714	12%
Wachovia Special Values Fund
1996	$15.67	39.78%	1.21%		0.47%		0.29%		$ 6,642	38%
1997	$18.64	33.08%	1.35%		0.74%		0.01%		$ 37,766	46%
1998	$16.13	(3.86%)	1.25%		0.98%		—		$ 59,408	20%
1999	$16.03	5.40%	1.23%		1.61%		0.00	%(7)	$ 65,348	44%
2000	$16.53	8.52%	1.21%		1.38%		—		$ 62,486	42%
Wachovia Emerging Markets Fund
1996	$11.67	12.45%	1.69%		0.73%		0.09%		$ 5,488	30%
1997	$11.12	(3.82%)	1.79%		0.26%		—		$ 7,996	60%
1998	$ 8.43	(23.46%)	1.68%		0.90%		—		$ 8,677	51%
1999	$11.74	40.07%	1.60%		0.37%		—		$ 16,007	56%
2000	$ 9.76	(16.18%)	1.52%		0.28%		—		$ 15,578	45%
Wachovia Personal Equity Fund
1999(3)	$10.67	6.75%	1.15	%(4)	0.39	%(4)	0.01	%(4)	$ 110	11%
2000	$ 9.98	(4.73%)	1.06%		(0.09%)		—		$ 910	22%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	Per share information is based on average shares outstanding.
(6)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(7)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/ (Operating Loss)		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia Balanced Fund
1996	$11.92	0.38	(5)	1.72	2.10	(0.38)	(0.34)		(0.72)
1997	$13.30	0.34	(5)	1.40	1.74	(0.34)	(1.44)		(1.78)
1998	$13.26	0.24	(5)	1.50	1.74	(0.38)	(0.90)		(1.28)
1999	$13.72	0.29		1.44	1.73	(0.31)	(1.69)		(2.00)
2000	$13.45	0.32		0.35	0.67	(0.32)	(0.09)		(0.41)
Wachovia Fixed Income Fund
1996	$ 9.90	0.61	(5)	(0.09)	0.52	(0.59)	—		(0.59)
1997	$ 9.83	0.54	(5)	0.04	0.58	(0.56)	—		(0.56)
1998	$ 9.85	0.53	(5)	0.30	0.83	(0.54)	—		(0.54)
1999	$10.14	0.51		(0.58)	(0.07)	(0.51)	(0.04)		(0.55)
2000	$ 9.52	0.55	(5)	0.19	0.74	(0.55)	—		(0.55)
Wachovia Intermediate Fixed Income Fund
1996	$10.07	0.55		(0.11)	0.44	(0.55)	—		(0.55)
1997	$ 9.96	0.54		0.06	0.60	(0.53)	—		(0.53)
1998	$10.03	0.47		0.40	0.87	(0.52)	—		(0.52)
1999	$10.38	0.50		(0.61)	(0.11)	(0.50)	(0.20)		(0.70)
2000	$ 9.57	0.52	(5)	0.16	0.68	(0.52)	(0.01)		(0.53)
Wachovia Short-Term Fixed Income Fund
1996	$ 9.89	0.56	(5)	(0.06)	0.50	(0.60)	—		(0.60)
1997	$ 9.79	0.50	(5)	(0.01)	0.49	(0.51)	—		(0.51)
1998	$ 9.77	0.52	(5)	0.14	0.66	(0.51)	—		(0.51)
1999	$ 9.92	0.48		(0.25)	0.23	(0.52)	—		(0.52)
2000	$ 9.63	0.52	(5)	0.11	0.63	(0.53)	—		(0.53)
Wachovia Georgia Municipal Bond Fund
1996	$10.96	0.47		0.05	0.52	(0.47)	(0.01)		(0.48)
1997	$11.00	0.44		0.13	0.57	(0.44)	(0.02)		(0.46)
1998	$11.11	0.42		0.27	0.69	(0.42)	(0.00	)(6)	(0.42)
1999	$11.38	0.43		(0.74)	(0.31)	(0.43)	(0.03)		(0.46)
2000	$10.61	0.48		0.23	0.71	(0.48)	—		(0.48)
Wachovia North Carolina Municipal Bond Fund
1996	$10.99	0.45		0.09	0.54	(0.45)	(0.05)		(0.50)
1997	$11.03	0.43		0.14	0.57	(0.43)	(0.02)		(0.45)
1998	$11.15	0.43		0.32	0.75	(0.43)	(0.01)		(0.44)
1999	$11.46	0.42		(0.68)	(0.26)	(0.42)	(0.06)		(0.48)
2000	$10.72	0.46		0.24	0.70	(0.45)	(0.01)		(0.46)
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	0.55		0.03	0.58	(0.55)	(0.03)		(0.58)
1997	$11.05	0.53		0.11	0.64	(0.52)	(0.05)		(0.57)
1998	$11.12	0.51		0.24	0.75	(0.51)	(0.00	)(6)	(0.51)
1999	$11.36	0.50		(0.77)	(0.27)	(0.50)	(0.02)		(0.52)
2000	$10.57	0.49		0.27	0.76	(0.49)	(0.00	)(6)	(0.49)
Wachovia Virginia Municipal Bond Fund
1996	$10.25	0.44		(0.10)	0.34	(0.44)	—		(0.44)
1997	$10.15	0.46		0.13	0.59	(0.45)	—		(0.45)
1998	$10.29	0.48		0.14	0.62	(0.48)	—		(0.42)
1999	$10.49	0.45		(0.65)	(0.20)	(0.45)	—		(0.45)
2000	$ 9.84	0.44		0.25	0.69	(0.45)	—		(0.45)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	Per share information is based on average shares outstanding.
(6)	Less than $0.01 per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS A SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

			Ratios to Average Net Assets				Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
Year Ended November 30,	Net Asset Value, end of period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)

Wachovia Balanced Fund
1996	$13.30	18.55%	0.76%	3.05%	0.24%		$ 18,619	99%
1997	$13.26	15.17%	1.02%	2.77%	0.16%		$ 50,968	143%
1998	$13.72	14.36%	1.01%	2.88%	0.09%		$119,093	124%
1999	$13.45	13.95%	1.01%	2.26%	0.08%		$205,167	66%
2000	$13.71	4.94%	1.01%	2.25%	0.05%		$202,280	66%
Wachovia Fixed Income Fund
1996	$ 9.83	5.51%	0.74%	6.05%	0.18%		$ 4,853	181%
1997	$ 9.85	6.14%	0.98%	5.65%	0.11%		$ 10,039	174%
1998	$10.14	8.65%	0.97%	5.30%	0.05%		$ 24,624	111%
1999	$ 9.52	(0.77)%	0.97%	5.34%	0.03%		$ 69,475	49%
2000	$ 9.71	8.03%	0.96%	5.78%	0.00	%(6)	$ 64,039	73%
Wachovia Intermediate Fixed Income Fund
1996	$ 9.96	4.46%	1.09%	5.62%	0.31%		$ 43,277	84%
1997	$10.03	6.32%	1.04%	5.50%	0.30%		$ 96,626	81%
1998	$10.38	9.39%	1.06%	5.39%	0.14%		$ 4,759	57%
1999	$ 9.57	(1.03)%	0.99%	5.16%	0.04%		$ 3,205	89%
2000	$ 9.72	7.34%	0.99%	5.49%	0.01%		$ 3,413	58%
Wachovia Short-Term Fixed Income Fund
1996	$ 9.79	5.29%	0.63%	5.50%	0.27%		$ 1,675	145%
1997	$ 9.77	5.10%	0.87%	5.49%	0.19%		$ 7,233	215%
1998	$ 9.92	6.93%	0.88%	5.22%	0.10%		$ 10,437	135%
1999	$ 9.63	2.44%	0.88%	4.97%	0.14%		$ 10,409	25%
2000	$ 9.73	6.82%	0.88%	5.44%	0.17%		$ 8,959	92%
Wachovia Georgia Municipal Bond Fund
1996	$11.00	4.97%	0.89%	4.40%	1.61%		$ 7,531	14%
1997	$11.11	5.41%	1.14%	4.03%	1.11%		$ 6,531	25%
1998	$11.38	6.35%	1.17%	3.72%	0.34%		$ 6,900	14%
1999	$10.61	(2.83)%	1.07%	3.87%	0.30%		$ 5,450	48%
2000	$10.84	6.86%	0.85%	4.49%	0.32%		$ 4,731	66%
Wachovia North Carolina Municipal Bond Fund
1996	$11.03	5.17%	0.84%	4.24%	0.77%		$ 13,752	7%
1997	$11.15	5.36%	1.07%	3.91%	0.44%		$ 11,563	17%
1998	$11.46	6.82%	1.10%	3.80%	0.16%		$ 9,533	9%
1999	$10.72	(2.34)%	1.02%	3.73%	0.20%		$ 8,644	11%
2000	$10.96	6.71%	0.85%	4.26%	0.26%		$ 7,511	37%
Wachovia South Carolina Municipal Bond Fund
1996	$11.05	5.54%	0.57%	5.10%	0.59%		$ 65,981	20%
1997	$11.12	6.01%	0.81%	4.79%	0.48%		$ 64,696	12%
1998	$11.36	6.88%	0.83%	4.52%	0.36%		$ 67,458	6%
1999	$10.57	(2.49)%	0.83%	4.50%	0.35%		$ 59,655	9%
2000	$10.84	7.45%	0.83%	4.68%	0.29%		$ 52,568	26%
Wachovia Virginia Municipal Bond Fund
1996	$10.15	3.50%	1.04%	4.45%	0.40%		$ 70,378	37%
1997	$10.30	5.97%	0.96%	4.50%	0.40%		$111,160	15%
1998	$10.49	6.76%	0.95%	4.35%	0.33%		$ 8,835	15%
1999	$ 9.84	(2.01)%	0.90%	4.36%	0.29%		$ 7,682	29%
2000	$10.08	7.24%	0.85%	4.59%	0.30%		$ 6,496	25%

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(4)	Computed on an annualized basis.
(5)	Per share information is based on average shares outstanding.
(6)	Less than 0.01% per share.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD )

Year Ended November 30,	Net Asset Value, beginning of period	Net Investment Income/(Loss)		Net Realized and Unrealized Gain/ (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996(1)	$12.43	0.02		2.37	2.39	(0.03)		—	(0.03)
1997	$14.79	0.04		2.42	2.46	(0.04)		(1.86)	(1.90)
1998	$15.35	0.03		2.20	2.23	(0.03)		(1.68)	(1.71)
1999	$15.87	(0.04)		3.38	3.34	(0.00	)(8)	(1.89)	(1.89)
2000	$17.32	(0.09	)(5)	0.23 (6)	0.14	—		(0.51)	(0.51)
Wachovia Quantitative Equity Fund
1996(1)	$13.09	0.04		2.56	2.60	(0.04)		—	(0.04)
1997	$15.65	0.08		4.10	4.18	(0.09)		(0.79)	(0.88)
1998	$18.95	0.05		3.04	3.09	(0.06)		(1.75)	(1.81)
1999	$20.23	(0.05)		3.16	3.11	(0.01)		(2.42)	(2.43)
2000	$20.91	(0.12)		0.70	0.58	—		—	—
Wachovia Special Values Fund
1999(7)	$14.60	0.17		1.22	1.39	—		—	—
2000	$15.99	0.10	(5)	1.08	1.18	(0.25)		(0.52)	(0.77)
Wachovia Balanced Fund
1996(1)	$11.68	0.09		1.59	1.68	(0.07)		—	(0.07)
1997	$13.29	0.26		1.38	1.64	(0.26)		(1.44)	(1.70)
1998	$13.23	0.28		1.37	1.65	(0.29)		(0.90)	(1.19)
1999	$13.69	0.20		1.42	1.62	(0.21)		(1.69)	(1.90)
2000	$13.41	0.22		0.35	0.57	(0.22)		(0.09)	(0.31)
Wachovia Fixed Income Fund
1996(1)	$ 9.45	0.15		0.40	0.55	(0.17)		—	(0.17)
1997	$ 9.83	0.48		0.01	0.49	(0.48)		—	(0.48)
1998	$ 9.84	0.47		0.30	0.77	(0.47)		—	(0.47)
1999	$10.14	0.43		(0.58)	(0.15)	(0.43)		(0.04)	(0.47)
2000	$ 9.52	0.48	(5)	0.18	0.66	(0.47)		—	(0.47)

(1)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)	Per share information based on average shares outstanding.
(6)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(7)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(8)	Less than $0.01 per share.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS B SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD )

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income/(Loss)		Expense Waiver/ Reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Equity Fund
1996(1)	$14.79	19.25%	1.90	%(4)	0.02	%(4)	0.20	%(4)	$ 976		64%
1997	$15.35	19.27%	1.90%		0.18%		0.06%		$ 3,448		124%
1998	$15.87	16.52%	1.87%		0.17%		—		$ 5,725		150%
1999	$17.32	23.37%	1.84%		(0.26)%		—		$ 8,992		45%
2000	$16.95	0.69%	1.83%		(0.49%)		—		$11,154		41%
Wachovia Quantitative Equity Fund
1996(1)	$15.65	19.90%	1.87	%(4)	0.46	%(4)	0.11	%(4)	$ 1,414		44%
1997	$18.95	28.33%	1.85%		0.31%		0.07%		$ 6,564		74%
1998	$20.23	18.15%	1.86%		0.20%		—		$19,532		38%
1999	$20.91	15.85%	1.86%		(0.27)%		—		$24,652		34%
2000	$21.49	2.77%	1.81%		(0.53%)		—		$24,310		14%
Wachovia Special Values Fund
1999(7)	$15.99	9.52%	1.98	%(4)	0.93	%(4)	0.01	%(4)	$ 350		44%
2000	$16.40	7.74%	1.96%		0.61%		—		$ 427		42%
Wachovia Balanced Fund
1996(1)	$13.29	14.47%	1.76	%(4)	1.93	%(4)	0.16	%(4)	$ 1,821		99%
1997	$13.23	14.19%	1.78%		2.01%		0.16%		$ 5,916		143%
1998	$13.69	13.56%	1.76%		2.13%		0.09%		$13,963		124%
1999	$13.41	13.08%	1.76%		1.50%		0.08%		$20,927		66%
2000	$13.67	4.19%	1.76%		1.50%		0.05%		$23,529		66%
Wachovia Fixed Income Fund
1996(1)	$ 9.83	5.83%	1.74	%(4)	5.20	%(4)	0.13	%(4)	$ 113		181%
1997	$ 9.84	5.21%	1.75%		4.89%		0.11%		$ 140		174%
1998	$10.14	7.97%	1.72%		4.55%		0.05%		$ 533		111%
1999	$ 9.52	(1.51)%	1.72%		4.57%		0.03%		$ 819		49%
2000	$ 9.71	7.23%	1.71%		5.03%		0.00	%(9)	$ 771		73%

(1)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)	Per share information based on average shares outstanding.
(6)
The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(7)	Reflects operations for the period from March 26, 1999 (date of initial public investment) to November 30, 1999.
(8)	Less than $0.01 per share.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions	Total Distributions

Wachovia Equity Fund
1996(1)	$12.43	0.03		2.40	2.43	(0.05)	—	(0.05)
1997	$14.81	0.17		2.43	2.60	(0.16)	(1.86)	(2.02)
1998	$15.39	0.17		2.21	2.38	(0.17)	(1.68)	(1.85)
1999	$15.92	0.12		3.38	3.50	(0.11)	(1.89)	(2.00)
2000	$17.42	0.10		0.23 (5)	0.33	(0.09)	(0.51)	(0.60)
Wachovia Quantitative Equity Fund
1996(1)	$13.09	0.04		2.60	2.64	(0.06)	—	(0.06)
1997	$15.67	0.23		4.12	4.35	(0.23)	(0.79)	(1.02)
1998	$19.00	0.23		3.06	3.29	(0.23)	(1.75)	(1.98)
1999	$20.31	0.18		3.14	3.32	(0.17)	(2.42)	(2.59)
2000	$21.04	0.11		0.69	0.80	(0.10)	—	(0.10)
Wachovia Growth & Income Fund
1998(7)	$22.31	0.09		1.24	1.33	(0.09)	—	(0.09)
1999	$23.55	0.12		4.24	4.36	(0.14)	(2.89)	(3.03)
2000	$24.88	0.03		(0.57)	(0.54)	(0.04)	(4.26)	(4.30)
Wachovia Equity Index Fund
1996(1)	$13.37	0.09	(6)	2.60	2.69	(0.08)	—	(0.08)
1997	$15.98	0.29		3.86	4.15	(0.31)	(0.91)	(1.22)
1998	$18.91	0.30		3.92	4.22	(0.29)	(0.40)	(0.69)
1999	$22.44	0.33		4.13	4.46	(0.32)	(0.37)	(0.69)
2000	$26.21	0.29	(6)	(1.38)	(1.09)	(0.31)	(0.53)	(0.84)
Wachovia Special Values Fund
1996(1)	$13.62	0.03		2.02	2.05	—	—	—
1997	$15.67	0.16		4.53	4.69	(0.08)	(1.61)	(1.69)
1998	$18.67	0.21		(0.84)	(0.63)	(0.15)	(1.71)	(1.86)
1999	$16.18	0.30		0.54	0.84	(0.20)	(0.75)	(0.95)
2000	$16.07	0.26	(6)	1.08	1.34	(0.32)	(0.52)	(0.84)
Wachovia Emerging Markets Fund
1996(1)	$11.92	0.01	(6)	(0.26)	(0.25)	—	—	—
1997	$11.67	0.07		(0.50)	(0.43)	(0.11)	—	(0.11)
1998	$11.13	0.13		(2.69)	(2.56)	(0.13)	—	(0.13)
1999	$ 8.44	0.04		3.34	3.38	(0.07)	—	(0.07)
2000	$11.75	0.07		(1.88)	(1.81)	(0.14)	—	(0.14)
Wachovia Personal Equity Fund
1999(8)	$10.00	0.02		0.67	0.69	(0.01)	—	(0.01)
2000	$10.68	0.03		(0.49)	(0.46)	(0.03)	(0.19)	(0.22)
Wachovia Balanced Fund
1996(1)	$11.68	0.08		1.63	1.71	(0.09)	—	(0.09)
1997	$13.30	0.38		1.39	1.77	(0.37)	(1.44)	(1.81)
1998	$13.26	0.42		1.37	1.79	(0.41)	(0.90)	(1.31)
1999	$13.74	0.32		1.44	1.76	(0.34)	(1.69)	(2.03)
2000	$13.47	0.35		0.35	0.70	(0.35)	(0.09)	(0.44)
Wachovia Fixed Income Fund
1996(1)	$ 9.45	0.17		0.40	0.57	(0.19)	—	(0.19)
1997	$ 9.83	0.57		0.03	0.60	(0.58)	—	(0.58)
1998	$ 9.85	0.56		0.29	0.85	(0.56)	—	(0.56)
1999	$10.14	0.53		(0.58)	(0.05)	(0.53)	(0.04)	(0.57)
2000	$ 9.52	0.57	(6)	0.19	0.76	(0.57)	—	(0.57)
Wachovia Intermediate Fixed Income Fund
1998(7)	$10.12	0.42		0.25	0.67	(0.41)	—	(0.41)
1999	$10.38	0.53		(0.61)	(0.08)	(0.53)	(0.20)	(0.73)
2000	$ 9.57	0.55	(6)	0.15	0.70	(0.55)	(0.01)	(0.56)

(1)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income		Expenses Waiver/ Reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Equity Fund
1996(1)	$14.81	19.57%	0.90	%(4)	0.91	%(4)	0.19	%(4)	$129,205		64%
1997	$15.39	20.44%	0.90%		1.18%		0.07%		$156,238		124%
1998	$15.92	17.69%	0.90%		1.13%		—		$200,324		150%
1999	$17.42	24.52%	0.84%		0.73%		—		$223,878		45%
2000	$17.15	1.78%	0.83%		0.51%		—		$276,342		41%
Wachovia Quantitative Equity Fund
1996(1)	$15.67	20.19%	0.87	%(4)	1.19	%(4)	0.11	%(4)	$152,571		44%
1997	$19.00	29.60%	0.87%		1.35%		0.08%		$183,019		74%
1998	$20.31	19.38%	0.87%		1.21%		—		$207,343		38%
1999	$21.04	16.97%	0.86%		0.67%		—		$598,420		34%
2000	$21.74	3.79%	0.81%		0.47%		—		$571,433		14%
Wachovia Growth & Income Fund
1998(7)	$23.55	6.03%	0.86	%(4)	0.90	%(4)	0.08	%(4)	$206,176		24%
1999	$24.88	20.73%	0.84%		0.49%		—		$254,919		44%
2000	$20.04	(3.33%)	0.82%		0.13%		—		$203,007		22%
Wachovia Equity Index Fund
1996(1)	$15.98	20.14%	0.48	%(4)	1.92	%(4)	0.06	%(4)	$213,833		12%
1997	$18.91	27.91%	0.47%		1.72%		0.02%		$248,030		4%
1998	$22.44	23.05%	0.45%		1.46%		—		$291,708		29%
1999	$26.21	20.24%	0.44%		1.32%		—		$361,934		11%
2000	$24.28	(4.42)%	0.41%		1.09%		—		$327,570		12%
Wachovia Special Values Fund
1996(1)	$15.67	15.05%	1.15	%(4)	1.76	%(4)	0.24	%(4)	$ 58,697		38%
1997	$18.67	33.29%	1.11%		0.88%		0.02%		$ 84,501		46%
1998	$16.18	(3.59%)	1.00%		1.26%		—		$ 90,550		20%
1999	$16.07	5.61%	0.98%		1.85%		0.00	%(9)	$109,969		44%
2000	$16.57	8.79%	0.96%		1.61%		—		$128,300		42%
Wachovia Emerging Markets Fund
1996(1)	$11.67	0.00%	0.63	%(4)	0.45	%(4)	0.13	%(4)	$123,036		30%
1997	$11.13	(3.73%)	1.54%		0.54%		—		$139,700		60%
1998	$ 8.44	(23.34%)	1.44%		1.04%		—		$130,898		51%
1999	$11.75	40.39%	1.35%		0.61%		—		$178,443		56%
2000	$ 9.80	(15.74%)	1.28%		0.51%		—		$157,730		45%
Wachovia Personal Equity Fund
1999(8)	$10.68	6.85%	0.90	%(4)	0.33	%(4)	0.01	%(4)	$444,453		11%
2000	$10.00	(4.44%)	0.81%		0.23%		—		$395,569		22%
Wachovia Balanced Fund
1996(1)	$13.30	14.69%	0.76	%(4)	2.85	%(4)	0.16	%(4)	$235,791		99%
1997	$13.26	15.37%	0.77%		3.02%		0.16%		$250,083		143%
1998	$13.74	14.77%	0.76%		3.15%		0.09%		$290,833		124%
1999	$13.47	14.21%	0.76%		2.50%		0.08%		$424,506		66%
2000	$13.73	5.19%	0.76%		2.51%		0.05%		$398,584		66%
Wachovia Fixed Income Fund
1996(1)	$ 9.83	6.12%	0.75	%(4)	6.33	%(4)	0.14	%(4)	$175,836		181%
1997	$ 9.85	6.38%	0.74%		5.91%		0.11%		$185,398		174%
1998	$10.14	8.92%	0.72%		5.55%		0.05%		$212,886		111%
1999	$ 9.52	(0.53%)	0.72%		5.65%		0.03%		$487,982		49%
2000	$ 9.71	8.31%	0.71%		6.03%		0.00	%(9)	$515,654		73%
Wachovia Intermediate Fixed Income Fund
1998(7)	$10.38	7.11%	0.74	%(4)	5.39	%(4)	0.14	%(4)	$ 87,831		57%
1999	$ 9.57	(0.77%)	0.74%		5.46%		0.04%		$138,508		89%
2000	$ 9.71	7.52%	0.74%		5.78%		0.01%		$128,978		58%

(1)	Reflects operations for the period from July 23, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)
The amount shown in this caption for a share outstanding does not correspond with aggregate net realized gain (loss) on investments, futures contracts, and foreign currency for the period ended due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)	Per share information is based on average shares outstanding.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.
(8)	Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.
(9)	Less than 0.01%.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARE S—CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

Year Ended November 30,	Net Asset Value beginning of period	Net Investment Income		Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts, and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions, Futures Contracts and Foreign Currency Transactions		Total Distributions

Wachovia Short-Term Fixed Income Fund
1996(1)	$ 9.67	0.11	(5)	0.18	0.29	(0.17)	—		(0.17)
1997	$ 9.79	0.56		(0.05)	0.51	(0.53)	—		(0.53)
1998	$ 9.77	0.54		0.14	0.68	(0.53)	—		(0.53)
1999	$ 9.92	0.51		(0.25)	0.26	(0.55)	—		(0.55)
2000	$ 9.63	0.54	(5)	0.12	0.66	(0.56)	—		(0.56)
Wachovia Georgia Municipal Bond Fund
1996(1)	$10.71	0.17		0.29	0.46	(0.17)	—		(0.17)
1997	$11.00	0.47		0.13	0.60	(0.47)	(0.02)		(0.49)
1998	$11.11	0.45		0.27	0.72	(0.45)	(0.00	)(6)	(0.45)
1999	$11.38	0.45		(0.74)	(0.29)	(0.45)	(0.03)		(0.48)
2000	$10.61	0.50		0.23	0.73	(0.50)	—		(0.50)
Wachovia North Carolina Municipal Bond Fund
1996(1)	$10.71	0.16		0.32	0.48	(0.16)	—		(0.16)
1997	$11.03	0.46		0.13	0.59	(0.45)	(0.02)		(0.47)
1998	$11.15	0.46		0.32	0.78	(0.46)	(0.01)		(0.47)
1999	$11.46	0.45		(0.68)	(0.23)	(0.45)	(0.06)		(0.51)
2000	$10.72	0.48		0.25	0.73	(0.48)	(0.01)		(0.49)
Wachovia South Carolina Municipal Bond Fund
1996(1)	$10.73	0.20		0.32	0.52	(0.20)	—		(0.20)
1997	$11.05	0.55		0.12	0.67	(0.55)	(0.05)		(0.60)
1998	$11.12	0.54		0.24	0.78	(0.54)	(0.00	)(6)	(0.54)
1999	$11.36	0.52		(0.77)	(0.25)	(0.52)	(0.02)		(0.54)
2000	$10.57	0.52		0.27	0.79	(0.52)	(0.00	)(6)	(0.52)
Wachovia Virginia Municipal Bond Fund
1998(7)	$10.34	0.32		0.15	0.47	(0.32)	—		(0.32)
1999	$10.49	0.47		(0.65)	(0.18)	(0.47)	—		(0.47)
2000	$ 9.84	0.48		0.24	0.72	(0.48)	—		(0.48)

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)	Per share information is based on average shares outstanding.
(6)	Less than $0.01 per share.
(7)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS AND THE WACHOVIA MUNICIPAL FUNDS
FINANCIAL HIGHLIGHTS— CLASS Y SHARES— CONTINUED

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

			Ratios to Average Net Assets
Year Ended November 30,	Net Asset Value, end of period	Total Return(2)	Expenses		Net Investment Income		Expenses Waiver/ Reimbursement(3)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

Wachovia Short-Term Fixed Income Fund
1996(1)	$ 9.79	3.00%	0.64	%(4)	5.77	%(4)	0.19	%(4)	$116,138		145%
1997	$ 9.77	5.33%	0.63%		5.63%		0.20%		$ 91,063		215%
1998	$ 9.92	7.19%	0.63%		5.47%		0.10%		$ 98,433		135%
1999	$ 9.63	2.70%	0.63%		5.26%		0.14%		$ 38,323		25%
2000	$ 9.73	7.09%	0.63%		5.70%		0.17%		$ 38,746		92%
Wachovia Georgia Municipal Bond Fund
1996(1)	$11.00	4.31%	0.89	%(4)	4.84	%(4)	1.57	%(4)	$ 6,803		14%
1997	$11.11	5.63%	0.92%		4.24%		1.06%		$ 12,308		25%
1998	$11.38	6.62%	0.91%		3.96%		0.34%		$ 17,030		14%
1999	$10.61	(2.59%)	0.68%		4.46%		0.37%		$108,755		48%
2000	$10.84	7.13%	0.60%		4.75%		0.32%		$106,877		66%
Wachovia North Carolina Municipal Bond Fund
1996(1)	$11.03	4.55%	0.84	%(4)	4.16	%(4)	0.65	%(4)	$ 28,283		7%
1997	$11.15	5.57%	0.85%		4.16%		0.42%		$ 44,104		17%
1998	$11.46	7.09%	0.85%		4.05%		0.16%		$ 56,760		9%
1999	$10.72	(2.09%)	0.66%		4.27%		0.30%		$434,523		11%
2000	$10.96	6.98%	0.60%		4.51%		0.26%		$418,157		37%
Wachovia South Carolina Municipal Bond Fund
1996(1)	$11.05	4.86%	0.57	%(4)	5.56	%(4)	0.54	%(4)	$ 36,511		20%
1997	$11.12	6.23%	0.58%		5.01%		0.48%		$ 43,881		12%
1998	$11.36	7.15%	0.58%		4.77%		0.36%		$ 54,770		6%
1999	$10.57	(2.24%)	0.58%		4.85%		0.35%		$288,800		9%
2000	$10.84	7.71%	0.58%		4.93%		0.29%		$281,052		26%
Wachovia Virginia Municipal Bond Fund
1998(5)	$10.49	4.61%	0.68	%(4)	4.62	%(4)	0.33	%(4)	$ 99,154		15%
1999	$ 9.84	(1.76%)	0.65%		4.64%		0.29%		$129,811		29%
2000	$10.08	7.51%	0.60%		4.84%		0.30%		$125,302		25%

(1)	Reflects operations for the period from July 22, 1996 (date of initial public investment) to November 30, 1996.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.
(4)	Computed on an annualized basis.
(5)	Reflects operations for the period from March 30, 1998 (date of initial public investment) to November 30, 1998.

(See Notes which are an integral part of the Financial Statements)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000

1. ORGANIZATION

The Wachovia Funds and The Wachovia Municipal Funds (individually referred to as the “Trust” or collectively as the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “Act”) as open-end management investment companies. The Trusts consist of twenty portfolios. The financial statements of the following portfolios (individually referred to as the “Fund” or collectively as the “Funds”) are presented herein:

THE WACHOVIA FUNDS *

Portfolio	Investment Objective
Wachovia Equity Fund (“Equity Fund”)	Seeks to produce growth of principal and income.

Wachovia Quantitative Equity Fund (“Quantitative Equity Fund”)	Seeks to provide growth of principal and income.

Wachovia Growth & Income Fund (“Growth & Income Fund”)	Seeks to provide total return through growth of capital and current income.

Wachovia Equity Index Fund (“Equity Index Fund”)	Seeks to provide a total return that approximates that of the stock market as measured by the S&P 500 Index.

Wachovia Special Values Fund (“Special Values Fund”)	Seeks to produce growth of principal.

Wachovia Emerging Markets Fund (“Emerging Markets Fund”)	Seeks to produce long-term capital appreciation.

Wachovia Personal Equity Fund (“Personal Equity Fund”)	Seeks growth of principal and income.

Wachovia Balanced Fund (“Balanced Fund”)	Seeks to provide long-term growth of principal and current income.

Wachovia Fixed Income Fund (“Fixed Income Fund”)	Seeks a high level of total return.

Wachovia Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”)	Seeks current income consistent with preservation of capital.

Wachovia Short-Term Fixed Income Fund (“Short-Term Fixed Income Fund”)	Seeks to produce a high level of current income.

THE WACHOVIA MUNICIPAL FUNDS

Portfolio	Investment Objective
Wachovia Georgia Municipal Bond Fund (“Georgia Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of Georgia.

Wachovia North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina.

Wachovia South Carolina Municipal Bond Fund (“South Carolina Municipal Bond Fund”)**	Seeks to provide current income which is exempt from federal regular income tax and South Carolina state income taxes.

Wachovia Virginia Municipal Bond Fund (“Virginia Municipal Bond Fund”)**	Seeks to provide a high level of current income that is
exempt from federal regular income tax and the income tax
imposed by the Commonwealth of Virginia as is consistent
with the preservation of capital.

*
In addition, The Wachovia Funds offer the following money market portfolios, each having distinctive investment objectives and policies: Wachovia Money Market Fund, Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund. The financial statements of the money market portfolios are presented separately. The Wachovia Funds also offer Wachovia Executive Fixed Income Fund, which during the reporting period had no assets.

**	Non-diversified portfolio.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

On July 30, 1999, the following Funds received a tax-free transfer of assets from Wachovia Common Trust Funds.

	Fund Shares Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation/ (Depreciation) (1)
Quantitative Equity Fund	18,308,897	$373,318,412	$210,964,004
Special Values Fund	368,577	6,217,889	740,648
Personal Equity Fund	42,839,470	428,394,696	163,566,983
Balanced Fund	19,580,102	249,842,105	32,051,587
Fixed Income Fund	27,808,700	265,851,176	(7,410,780)
Intermediate Fixed Income Fund	6,139,436	59,122,769	101,597
Short-Term Fixed Income Fund	737,496	7,116,836	12,696
Georgia Municipal Bond Fund	8,083,520	88,191,199	1,136,482
North Carolina Municipal Bond Fund	33,367,726	366,043,958	6,254,172
South Carolina Municipal Bond Fund	20,754,532	225,809,305	5,863,930
Virginia Municipal Bond Fund	3,242,961	32,818,769	(57,431)

(1) Unrealized appreciation/(depreciation) is included in the Common Trust Fund net assets acquired above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS —Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Boards of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex- dividend date based upon when the Fund is reasonably able to obtain information. Non-cash dividends included in dividend income if any, are recorded at fair value. The Funds offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

FEDERAL TAXES —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains in the Emerging Markets Fund have been provided for in accordance with the applicable country’s tax rules and rates.

At November 30, 2000, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Fund	Total Tax Loss Carryforward	Amount Expiring In 2002	Amount Expiring In 2003	Amount Expiring In 2004	Amount Expiring In 2005	Amount Expiring In 2006	Amount Expiring In 2007	Amount Expiring In 2008
Equity Index Fund	$ 232,477	$ —	$ —	$ —	$ —	$ —	$ —	$ 232,477
Emerging Markets Fund	17,036,882	—	—	—	—	17,036,882	—	—
Fixed Income Fund	10,010,401	—	—	—	—	—	2,177,586	7,832,215
Intermediate Fixed Income Fund	1,030,340	—	—	—	—	—	—	1,030,340
Short-Term Fixed Income Fund	3,038,688	2,234,653	250,580	467,184	86,271	—	—	—
Georgia Municipal Bond Fund	1,772,679	—	—	—	—	—	575,481	1,197,198
North Carolina Municipal Bond Fund	2,277,301	—	—	—	—	—	—	2,277,301
South Carolina Municipal Bond Fund	1,144,326	—	—	—	—	—	—	1,144,326
Virginia Municipal Bond Fund	1,807,820	950,642	—	484,527	—	—	—	372,651

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

FUTURES CONTRACTS —The Funds listed below purchase stock index or bond futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Funds listed below are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Funds recognize a realized gain or loss.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

For the year ended November 30, 2000, the following Funds had realized gains/losses on futures contracts as follows:

Fund	Realized Gain (Loss) on Futures Contracts
Equity Fund	$(129,164)
Quantitative Equity Fund	182,497
Growth & Income Fund	1,677,243
Equity Index Fund	964,180
Special Values Fund	1,003,461
Personal Equity Fund	345,848
Balanced Fund	(1,788,466)
Fixed Income Fund	(4,041,124)
Intermediate Fixed Income Fund	(97,331)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Funds had outstanding futures contracts as set forth below:

EQUITY FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	124 S&P 500 Index Futures	Long	$(5,061,542)

QUANTITATIVE EQUITY FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	25 S&P 500 Index Futures	Long	$(468,950)

GROWTH & INCOME FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	5 S&P 500 Index Futures	Long	$(154,965)

EQUITY INDEX FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	96 S&P 500 Index Futures	Long	$(3,877,668)

SPECIAL VALUES FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	60 Russell 2000 Index Futures	Long	$(2,388,030)

PERSONAL EQUITY FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Depreciation
December 2000	16 S&P 500 Index Futures	Long	$(701,053)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

BALANCED FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
December 2000	20 S&P 500 Index Futures	Long	$ (972,910)
March 2001	7 U.S. Treasury Bonds Futures	Long	7,997
March 2001	123 5-Year U.S. Treasury Notes Futures	Short	(92,038)
March 2001	77 10-Year U.S. Treasury Notes Futures	Short	(82,883)
March 2001	150 2-Year U.S. Treasury Notes Futures	Short	(111,070)

			$(1,250,904)

FIXED INCOME FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation/ (Depreciation)
March 2001	8 U.S. Treasury Bonds Futures	Long	$ 9,139
March 2001	120 10-Year U.S. Treasury Agency Futures	Long	112,707
March 2001	390 10-Year U.S. Treasury Notes Futures	Short	(419,797)
March 2001	70 2-Year U.S. Treasury Notes Futures	Short	(51,832)

			$(349,783)

INTERMEDIATE FIXED INCOME FUND

Expiration Date	Contract to Deliver/Receive	Position	Unrealized Appreciation
March 2001	2 U.S. Treasury Bond Futures	Long	$2,285

FOREIGN EXCHANGE CONTRACTS —Emerging Markets Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked to market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of cou nterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At November 30, 2000, Emerging Markets Fund had no outstanding foreign currency contracts.

FOREIGN CURRENCY TRANSLATION —The accounting records of Emerging Markets Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RECLASSIFICATION —In accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by Investment Companies (“SOP 93-2”), permanent book and tax differences have been reclassed to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of November 30, 2000, have been reclassed to reflect the following:

	Increase (Decrease)
Fund Name	Paid-In Capital	Accumulated Net Realized Gain/Loss	Undistributed Net Investment Income
Equity Fund	3,526	(133)	(3,393)
Quantitative Equity Fund	—	1,220	(1,220)
Growth and Income Fund	—	(39,020)	39,020
Emerging Markets Fund	614	125,896	(126,510)
Fixed Income Fund	—	5,730	(5,730)
Intermediate Fixed Income Fund	—	(453)	453
North Carolina Municipal Bond Fund	376	5,562	(5,938)

Net investment income, net realized gain/losses and net assets were not affected by this reclassification.

RESTRICTED SECURITIES —Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds’ pricing committee.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust of both The Wachovia Funds and The Wachovia Municipal Funds permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in capital stock were as follows:

	Equity Fund				Quantitative Equity Fund
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,993,546	$37,097,282	4,052,281	$63,873,580	856,565	$19,147,827	953,578	$19,776,828
Shares issued to shareholders in payment of distributions declared	211,269	3,736,597	461,898	6,725,775	7,976	178,533	485,602	10,032,446
Shares redeemed	(2,334,305)	(43,427,638)	(1,021,992)	(16,434,402)	(1,139,295)	(25,693,524)	(1,269,823)	(26,574,214)

Net change resulting from Class A Shares transactions	(129,490)	$ (2,593,759)	3,492,187	$54,164,953	(274,754)	$ (6,367,164)	169,357	$ 3,235,060

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Fund continued				Quantitative Equity Fund continued
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class B	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	177,246	$ 3,309,361	143,892	$ 2,281,670	85,489	$ 1,888,692	210,364	$ 4,363,910
Shares issued to shareholders in payment of distributions declared	14,957	262,347	46,508	673,905	—	—	122,061	2,518,535
Shares redeemed	(53,423)	(1,003,667)	(32,015)	(512,884)	(133,477)	(2,955,538)	(118,994)	(2,474,854)

Net change resulting from Class B Shares transactions	138,780	$ 2,568,041	158,385	$ 2,442,691	(47,988)	$ (1,066,846)	213,431	$ 4,407,591

	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	5,082,835	$95,612,523	3,776,292	$60,058,148	897,925	$19,938,530	1,025,164	$ 21,075,310
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	—	—	—	18,308,897	373,318,412
Shares issued to shareholders in payment of distributions declared	281,261	4,992,456	1,183,674	17,218,904	36,259	809,234	1,137,268	23,539,620
Shares redeemed	(2,099,812)	(39,173,577)	(4,695,161)	(73,803,563)	(3,096,902)	(68,912,393)	(2,241,018)	(46,184,830)

Net change resulting from Class Y Shares transactions	3,264,284	$61,431,402	264,805	$ 3,473,489	(2,162,718)	$(48,164,629)	(18,230,311)	$371,748,512

Net change resulting from fund shares transactions	3,273,574	$61,405,684	3,915,377	$60,081,133	(2,485,460)	$(55,598,639)	(18,613,099)	$379,391,163

	Growth & Income Fund
	Year Ended November 30,
	2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	382,971	$ 8,645,755	281,205	$ 6,454,877
Shares issued to shareholders in payment of distributions declared	735,810	15,815,988	755,024	16,039,988
Shares redeemed	(780,446)	(17,283,177)	(2,764,933)	(66,276,113)

Net change resulting from Class A Shares transactions	338,335	$ 7,178,566	(1,728,704)	$(43,781,248)

	Year Ended November 30,
	2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	576,564	$12,454,022	3,064,027	$72,849,243
Shares issued to shareholders in payment of distributions declared	707,654	15,220,187	201,549	4,288,610
Shares redeemed	(1,400,361)	(31,313,375)	(1,776,432)	(40,947,570)

Net change resulting from Class Y Shares transactions	(116,143)	$ (3,639,166)	1,489,144	$36,190,283

Net change resulting from fund shares transactions	222,192	$ 3,539,400	(239,560)	$ (7,590,965)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Equity Index Fund				Special Values Fund
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,473,295	$ 38,874,951	2,433,185	$ 59,425,268	840,946	$13,531,377	1,648,997	$25,747,530
Shares issued to shareholders in payment of distributions declared	198,766	5,257,774	161,487	3,783,553	208,714	3,225,879	221,638	3,320,559
Shares redeemed	(2,062,200)	(54,555,066)	(1,486,793)	(36,669,214)	(1,346,467)	(21,680,589)	(1,475,880)	(23,294,839)

Net change resulting from Class A Shares transactions	(390,139)	$ (10,422,341)	1,107,879	$ 26,539,607	(296,807)	$ (4,923,333)	394,755	$ 5,773,250

					Year Ended November 30,
					2000		1999(1)
Class B Shares					Shares	Dollars	Shares	Dollars

Shares sold					6,535	$ 105,403	22,330	$ 360,128
Shares issued to shareholders in payment of distributions declared					1,093	16,863	—	—
Shares redeemed					(3,501)	(57,414)	(440)	(7,001)

Net change resulting from Class A Shares transactions					4,127	$ 64,852	21,890	$ 353,127

	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,768,638	$100,687,672	3,624,816	$89,366,742	1,855,633	$29,977,352	1,866,656	$29,627,043
Shares issued in connection with the tax-free exchange of assets from a Common Trust Fund	—	—	—	—	—	—	368,577	6,217,889
Shares issued to shareholders in payment of distributions declared	408,616	10,820,458	359,520	8,442,713	254,663	3,926,907	269,815	4,041,990
Shares redeemed	(4,491,341)	(119,043,621)	(3,174,724)	(78,112,061)	(1,209,477)	(19,478,258)	(1,259,252)	(20,017,864)

Net change resulting from Class Y Shares transactions	(314,087)	$ (7,535,491)	809,612	$19,697,394	900,819	$14,426,001	1,245,796	$19,869,058

Net change resulting from fund shares transactions	(704,226)	$ (17,957,832)	1,917,491	$46,237,001	608,139	$ 9,567,520	1,662,441	$25,995,435

	Emerging Markets Fund				Personal Equity Fund
	Year Ended November 30,				Period Ended November 30,
	2000		1999		2000		1999(1)
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	4,505,140	$ 54,523,248	1,435,937	$13,700,861	96,190	$ 1,095,160	10,285	$ 108,394
Shares issued to shareholders in payment of distributions declared	10,869	146,947	5,838	48,574	230	2,507	—	—
Shares redeemed	(4,283,942)	(51,641,695)	(1,107,036)	(11,087,791)	(15,568)	(174,449)	—	—

Net change resulting from Class A Shares transactions	232,067	$ 3,028,500	334,739	$ 2,661,644	80,852	923,218	10,285	$ 108,394

(1) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Emerging Markets Fund continued				Personal Equity Fund continued
	Year Ended November 30,				Period Ended November 30,
	2000		1999		2000		1999(1)
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	3,281,523	$41,947,557	2,120,687	$ 21,432,137	1,551,676	$17,236,442	212,717	$ 2,135,793
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	—	—	—	—	42,839,470	428,394,696
Shares issued to shareholders in payment of distributions declared	49,858	673,583	40,439	336,056	734,660	7,993,148	6	63
Shares redeemed	(2,416,380)	(30,558,925)	(2,487,448)	(24,885,093)	(4,341,972)	(48,203,710)	(1,422,396)	(14,516,568)

Net change resulting from Class Y Shares transactions	915,001	$12,062,215	(326,322)	$ (3,116,900)	(2,055,636)	$(22,974,120)	41,629,797	$416,013,984

Net change resulting from fund shares transactions	1,147,068	$15,090,715	8,417	$ (455,254)	(1,974,784)	$(22,050,902)	41,640,082	$416,122,378

	Balanced Fund				Fixed Income Fund
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,737,424	$39,117,314	13,302,993	$175,398,809	2,613,593	$24,782,090	5,871,429	$ 58,049,075
Shares issued to shareholders in payment of distributions declared	432,129	6,093,051	1,655,692	21,296,221	399,400	3,775,581	303,232	2,942,729
Shares redeemed	(3,667,269)	(52,371,569)	(8,386,327)	(110,347,891)	(3,718,381)	(35,269,541)	(1,305,306)	(12,764,043)

Net change resulting from Class A Shares transactions	(497,716)	$ (7,161,204)	6,572,358	$ 86,347,139	(705,388)	$ (6,711,870)	4,869,355	$ 48,227,761

	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class B Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	310,189	$ 4,452,352	482,978	$ 6,309,015	13,963	$ 130,389	34,614	$ 346,537
Shares issued to shareholders in payment of distributions declared	33,190	466,056	168,767	2,160,724	2,797	26,441	2,744	26,754
Shares redeemed	(182,282)	(2,601,206)	(111,088)	(1,451,271)	(23,443)	(221,864)	(3,870)	(37,172)

Net change resulting from Class B Shares transactions	161,097	$ 2,317,202	540,657	$ 7,018,468	(6,683)	$ (65,034)	33,488	$ 336,119

(1) Reflects operations for the period from July 30, 1999 (date of initial public investment) to November 30, 1999.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Balanced Fund continued				Fixed Income Fund continued
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	4,928,569	$71,643,007	2,668,388	$ 35,085,877	10,609,642	$100,491,394	10,929,844	$107,071,894
Shares issued in connection with the tax- free transfer of assets from a Common Trust Fund	—	—	19,580,102	249,842,105	—	—	27,808,700	265,851,176
Shares issued to shareholders in payment of distributions declared	454,649	6,359,202	2,693,593	34,392,661	677,660	6,403,844	680,497	6,648,424
Shares redeemed	(7,870,800)	(114,286,510)	(14,589,443)	(192,444,437)	(9,459,678)	(89,578,304)	(9,142,482)	(89,531,987)

Net change resulting from Class Y Shares transactions	(2,487,582)	$(36,284,301)	10,352,640	$126,876,206	1,827,624	$ 17,316,934	30,276,559	$290,039,507

Net change resulting from fund shares transactions	(2,824,201)	$(41,128,303)	17,465,655	$220,241,813	1,115,553	$ 10,540,030	35,179,402	$338,603,387

	Intermediate Fixed Income Fund				Short-Term Fixed Income Fund
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	2,476,518	$23,544,278	9,273	$ 90,669	126,171	$ 1,205,732	334,823	$ 3,271,760
Shares issued to shareholders in payment of distributions declared	14,452	136,793	25,998	258,389	52,267	498,406	53,919	526,016
Shares redeemed	(2,474,769)	(23,519,804)	(158,864)	(1,556,247)	(338,270)	(3,224,828)	(360,394)	(3,523,088)

Net change resulting from Class A Shares transactions	16,201	$ 161,267	(123,593)	$ (1,207,189)	(159,832)	$ (1,520,690)	28,348	$ 274,688

	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,534,529	$14,509,055	2,073,597	$ 20,392,480	972,512	$ 9,332,664	1,090,901	$ 10,708,051
Shares issued in connection with the tax- free transfer of assets from a Common Trust Fund	—	—	6,139,436	59,122,769	—	—	737,496	7,116,836
Shares issued to shareholders in payment of distributions declared	30,859	291,855	39,790	392,705	148,156	1,412,455	232,891	2,277,295
Shares redeemed	(2,758,101)	(26,130,753)	(2,241,312)	(22,106,920)	(1,116,513)	(10,662,749)	(8,005,559)	(78,981,570)

Net change resulting from Class Y Shares transactions	(1,192,713)	$(11,329,843)	6,011,511	$ 57,801,034	4,155	$ 82,370	(5,944,271)	$ (58,879,388)

Net change resulting from fund shares transactions	(1,176,512)	$(11,168,576)	5,887,918	$ 56,593,845	(155,677)	$ (1,438,320)	(5,915,923)	$ (58,604,700)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	Georgia Municipal Bond Fund				North Carolina Municipal Bond Fund
	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	50,385	$ 535,517	33,237	$ 371,656	59,986	$ 642,681	90,928	$ 1,014,339
Shares issued to shareholders in payment of distributions declared	15,306	162,546	19,481	215,076	23,165	248,122	28,563	317,676
Shares redeemed	(142,941)	(1,504,370)	(145,519)	(1,595,698)	(203,819)	(2,180,532)	(145,558)	(1,600,626)

Net change resulting from Class A Shares transactions	(77,250)	$ (806,307)	(92,801)	$ (1,008,966)	(120,668)	$ (1,289,729)	(26,067)	$ (268,611)

	Year Ended November 30,				Year Ended November 30,
	2000		1999		2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

Shares sold	1,431,291	$15,152,702	1,193,251	$13,142,034	4,268,912	$45,741,351	3,602,963	$ 39,881,430
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	8,083,520	88,191,199	—	—	33,367,726	366,043,958
Shares issued to shareholders in payment of distributions declared	9,621	102,315	6,888	75,864	41,982	446,347	35,745	399,376
Shares redeemed	(1,830,353)	(19,282,110)	(529,304)	(5,769,696)	(6,670,510)	(71,420,019)	(1,438,326)	(15,643,547)

Net change resulting from Y Shares transactions	(389,441)	$ (4,027,093)	8,754,355	$95,639,401	(2,359,616)	$(25,232,321)	35,568,108	$390,681,217

Net change resulting from fund shares transactions	(466,691)	$ (4,833,400)	8,661,554	$94,630,435	(2,480,284)	$(26,522,049)	35,542,041	$390,412,606

	South Carolina Municipal Bond Fund
	Year Ended November 30,
	2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	188,496	$ 1,988,169	499,667	$ 5,542,698
Shares issued to shareholders in payment of distributions declared	154,248	1,634,158	181,068	1,989,742
Shares redeemed	(1,138,112)	(12,016,731)	(974,649)	(10,649,307)

Net change resulting from Class A Shares transactions	(795,368)	$ (8,394,404)	(293,914)	$ (3,116,867)

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

	South Carolina Municipal Bond Fund continued
	Year Ended November 30,
	2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	2,260,864	$23,907,456	2,892,396	$ 31,736,212
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	20,754,532	225,809,305
Shares issued to shareholders in payment of distributions declared	20,731	218,838	18,138	199,065
Shares redeemed	(3,681,581)	(38,929,328)	(1,154,051)	(12,417,303)

Net change resulting from Class Y Shares transactions	(1,399,986)	$(14,803,034)	22,511,015	$245,327,279

Net change resulting from fund shares transactions	(2,195,354)	$(23,197,438)	22,217,101	$242,210,412

	Virginia Municipal Bond Fund
	Year Ended November 30,
	2000		1999
Class A Shares	Shares	Dollars	Shares	Dollars

Shares sold	794	$ 7,829	24,086	$ 251,062
Shares issued to shareholders in payment of distributions declared	24,695	243,402	27,430	279,843
Shares redeemed	(161,584)	(1,593,127)	(113,459)	(1,154,829)

Net change resulting from Class A Shares transactions	(136,095)	$ (1,341,896)	(61,943)	$ (623,924)

	Period Ended November 30,
	2000		1999
Class Y Shares	Shares	Dollars	Shares	Dollars

Shares sold	1,202,325	$11,820,004	2,556,035	$ 26,045,020
Shares issued in connection with the tax-free transfer of assets from a Common Trust Fund	—	—	3,242,961	32,818,769
Shares issued to shareholders in payment of distributions declared	16,769	165,166	27,283	275,816
Shares redeemed	(1,975,369)	(19,427,091)	(2,089,477)	(21,200,920)

Net change resulting from Class Y Shares transactions	(756,275)	$ (7,441,921)	3,736,802	$ 37,938,685

Net change resulting from fund shares transactions	(892,370)	$ (8,783,817)	3,674,859	$ 37,314,761

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank, N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets as listed below.

Fund	Annual Rate
Equity Fund	0.70%
Quantitative Equity Fund	0.70%
Growth & Income Fund	0.70%
Equity Index Fund	0.30%
Special Values Fund	0.80%
Emerging Markets Fund	1.00%
Personal Equity Fund	0.70%
Balanced Fund	0.70%
Fixed Income Fund	0.60%
Intermediate Fixed Income Fund	0.60%
Short-Term Fixed Income Fund	0.55%
Georgia Municipal Bond Fund	0.75%
North Carolina Municipal Bond Fund	0.75%
South Carolina Municipal Bond Fund	0.75%
Virginia Municipal Bond Fund	0.74%

As a result of contractual obligations, the Adviser may be required to waive any portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2001.

SUB ADVISER FEE —The Adviser has entered into a sub-adviser agreement with Twin Capital Management, Inc. (the “Sub-Adviser”). The Sub-Adviser furnishes certain adviser services to the Adviser for the Quantitative Equity Fund, including investment research, quantitative analysis, statistical and other factual information, and recommendations based on the Sub-Adviser’s analysis, and assists the Adviser in identifying securities for potential purchase and/or sale. The Sub-Adviser is entitled to receive an annual fee of $55,000 payable by the Advisor. The Sub-Adviser may elect to waive some or all of its fee.

ADMINISTRATIVE FEE , AND TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and portfolio accounting services. FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the funds. The fee paid to FServ is based on the level of average aggregate net assets of the Trusts (excluding Wachovia Prime Cash Management Fund) for the period.

DISTRIBUTION SERVICES FEE —The Equity Fund, Quantitative Equity Fund, Balanced Fund, and Fixed Income Fund have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (“FSC”), the principal distributor, from their respective net assets to finance certain activities intended to result in the sale of Class B Shares. The Plan provides that each Fund may incur distribution expenses up to 0.75% of the average daily net assets of each Fund’s Class B Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. FSC can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

SHAREHOLDER SERVICES FEE —Under the terms of a Shareholder Services Agreement with Federated Administrative Services, (“FAS”), the Fund will pay FAS up to 0.25% of average daily net assets of each Fund’s Class A Shares and Class B Shares for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

THE WACHOVIA FUNDS
THE WACHOVIA MUNICIPAL FUNDS

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Fund	Purchases	Sales
Equity Fund	$209,232,983	$153,089,218
Quantitative Equity Fund	98,808,286	145,092,008
Growth & Income Fund	70,467,176	104,953,991
Equity Index Fund	60,867,616	78,968,290
Special Values Fund	79,806,046	67,867,086
Emerging Markets Fund	86,750,950	91,535,176
Personal Equity Fund	92,880,363	105,365,332
Balanced Fund	433,703,834	469,445,301
Fixed Income Fund	474,920,012	416,465,161
Intermediate Fixed Income Fund	75,841,886	83,564,983
Short-Term Fixed Income Fund	42,645,646	41,238,937
Georgia Municipal Bond Fund	69,620,418	72,402,563
North Carolina Municipal Bond Fund	154,087,020	174,452,768
South Carolina Municipal Bond Fund	84,657,006	106,824,463
Virginia Municipal Bond Fund	32,452,952	39,727,376

Purchase and sales of long-term U.S. Government securities for the year ended November 30, 2000, were as follows:

Fund	Purchases	Sales
Balanced Fund	$17,355,279	$ 3,250,047
Fixed Income Fund	8,000,928	12,427,027
Intermediate Fixed Income Fund	2,384,687	8,198,680
Short-Term Fixed Income Fund	6,978,438	5,954,805

6. CONCENTRATION OF CREDIT RISK

Emerging Markets Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of the industries for the Emerging Markets Fund was as follows:

Industry	% of Net Assets
Financial Services	17.8%
Telecommunications	16.1%
Basic Materials	10.3%
Closed End Funds	6.8%
Consumer Staples	6.7%
Energy	5.9%
Technology	4.8%
Consumer Cyclicals	4.0%
Multi-Industry	3.2%
Utilities	3.1%
Health Care	2.7%
Transportation	2.1%
Capital Goods	0.9%

Since The Wachovia Municipal Funds invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 2000 the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is also indicated below.

Fund	% of Portfolio Guaranteed/Insured	% of Portfolio Backed by Largest Guarantor/Insurer
Georgia Municipal Bond Fund	25.8%	12.2%
North Carolina Municipal Bond Fund	18.7%	10.7%
South Carolina Municipal Bond Fund	60.9%	22.2%
Virginia Municipal Bond Fund	19.9%	8.4%

7. FEDERAL INCOME TAX INFORMATION (UNAUDITED )

The Funds hereby designate the following distributions as capital gain dividends for the year ended November 30, 2000:

Equity Fund	$10,259,354
Growth & Income Fund	59,287,886
Equity Index Fund	8,052,271
Special Values Fund	630,396
Personal Equity Fund	1,020,171
Balanced Fund	731,227
Intermediate Fixed Income Fund	79,785
South Carolina Municipal Bond Fund	19,959
North Carolina Municipal Bond Fund	234,265

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE WACHOVIA FUNDS and THE WACHOVIA MUNICIPAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wachovia Equity Fund, Wachovia Quantitative Equity Fund, Wachovia Growth and Income Fund, Wachovia Equity Index Fund, Wachovia Special Values Fund, Wachovia Emerging Markets Fund, Wachovia Personal Equity Fund, Wachovia Balanced Fund, Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income, and the Wachovia Short-Term Fixed Income Fund (11 of the portfolios constituting The Wachovia Funds) and the Wachovia Georgia Municipal Bond Fund, Wachovia North Carolina Municipal Bond Fund, Wachovia South Carolina Municipal Bond Fund, and Wachovia Virginia Municipal Bond Fund (the four portfolios constituting The Wachovia Municipal Funds) as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein. These f inancial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wachovia Equity Fund, Wachovia Quantitative Equity Fund, Wachovia Growth and Income Fund, Wachovia Equity Index Fund, Wachovia Special Values Fund, Wachovia Emerging Markets Fund, Wachovia Personal Equity Fund, Wachovia Balanced Fund, Wachovia Fixed Income Fund, Wachovia Intermediate Fixed Income, and Wachovia Short-Term Fixed Income Fund (portfolios of The Wachovia Funds) and the Wachovia Georgia Municipal Bond Fund, Wachovia North Carolina Municipal Bond Fund, Wachovia South Carolina Municipal Bond Fund, and Wachovia Virginia Municipal Bond Fund (portfolios of The Wachovia Municipal Funds) as of November 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented therein, in conformity with accou nting principles generally accepted in the United States.

Boston, Massachusetts
January 18, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	OFFICERS John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds’ prospectus which contains facts concerning their investment objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-6504
Investment Company Act File No. 811-6201

831-27 (1/01)

Cusips
929901734	929901601	929901874
929901742	929901502	929902401
929901759	929901627	929902302
929901809	929901619	929902500
929901882	929901692	929902609
929901700	929901718	929902104
929901676	929901726	929902203
929901668	929901783	929902708
929901767	929901791	929902807
929901775	929901817
929901841	929901650	G01512-17 (1/01)
929901635	929901643
929901858	929901866

WACHOVIA APPENDIX

Wachovia Equity Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Equity Fund based on a 4.50% sales load are represented by a solid  line.  The  Standard  &  Poor's  500  Index  (the  "S&P  500") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund,  and the S&P  500. The "x" axis  reflects  computation periods  from  5/7/93  to  11/30/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $31,496,  and  $34,481, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to 11/30/00.
The total returns were (4.35)%, 16.05%, 189.73% and 15.09%, respectively.

Wachovia Equity Fund - Class B Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia  Equity Fund are  represented  by a solid line.  The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class B Shares  of the  fund,  and the
S&P 500. The "x" axis reflects computation periods from 7/23/96 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the fund's Class B Shares,  as compared to the  S&P  500.  The ending  values were  $20,389,  and  $22,160, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class B Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were (4.20)%, 103.89% and 17.76%, respectively.

Wachovia Equity Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Equity Fund are  represented  by a solid line.  The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class Y Shares  of the  fund,  and the
S&P 500. The "x" axis reflects computation periods from 7/23/96 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares,  as compared to the  S&P  500.  The ending  values were  $21,479,  and  $22,160, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class Y Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 1.78%, 114.79% and 19.18%, respectively.

Wachovia Quantitative Equity Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of  Wachovia  Quantitative  Equity  Fund based on a 4.50%  sales load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 3/25/94 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $29,673,  and  $32,111, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance  (3/25/94)  (cumulative)  and  start  of  performance  (3/25/94)  to
11/30/00.   The  total  returns  were  (2.37)%,   16.74%,  192.83%  and  17.43%,
respectively.

Wachovia Quantitative Equity Fund - Class B Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia Quantitative Equity Fund are represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class B Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares,  as compared to the S&P 500.  The ending  values were  $21,444,  and
$22,160,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class B Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were (2.23)%, 114.44% and 19.13%, respectively.

Wachovia Quantitative Equity Fund -  Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Quantitative Equity Fund are represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $22,160,  and
$22,576,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 3.79%, 125.76% and 20.55%, respectively.

Wachovia Growth and Income Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of  Wachovia  Growth  and  Income  Fund  based on a 4.50%  sales load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 1/29/93 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $30,230,  and  $35,128, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance  (1/29/93)  (cumulative)  and  start  of  performance  (1/29/93)  to
11/30/00.   The  total  returns  were  (9.12)%,   17.17%,  198.33%  and  14.96%,
respectively.

Wachovia Growth and Income Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Growth and Income Fund are  represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 3/29/98 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $12,376,  and
$12,424,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(3/29/98) (cumulative) and start of performance (3/29/98) to 11/30/00. The total returns were (3.33)%, 23.76% and 8.30%, respectively.

Wachovia Equity Index Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia Equity Index Fund based on a 4.50% sales load are represented by a solid line.  The Standard  &  Poor's 500 Index (the  "S&P  500") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund,  and the S&P  500. The "x" axis  reflects  computation periods  from  5/7/93  to  11/30/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $31,496,  and  $34,481, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to 11/30/00.
The total returns were (10.19)%, 16.50%, 210.81% and 16.16%, respectively.

Wachovia Equity Index Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of  Wachovia  Equity  Index Fund are  represented  by a solid  line.  The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $21,733,  and
$22,160,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/93) (cumulative) and start of performance (7/23/93) to 11/30/00. The total returns were (4.42)%, 117.33% and 19.50%, respectively.

Wachovia Special Values Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares  of  Wachovia  Special  Values  Fund  based  on a 4.50%  sales  load  are represented  by a solid line.  The Russell 2000 Small Stock Index (the  "Russell
2000")  is   represented   by  a  dotted  line.  The  line  graph  is  a  visual
representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class A Shares of the fund, and the Russell 2000. The "x" axis reflects computation periods from 5/7/93 to 11/30/00.  The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment  in the fund's  Class A Shares,  based on a 4.50% sales load,  as compared to the Russell  2000.  The ending  values were  $24,781,  and
$21,720,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class A Shares  Average  Annual Total Returns for the one-year and five-year  periods ended 11/30/00 and from the fund's start of  performance  (5/7/93)  (cumulative)  and start of  performance  (5/7/93)  to
11/30/00.   The  total   returns  were  2.27%,   14.04%,   144.58%  and  12.54%,
respectively.

Wachovia Special Values Fund - Class B Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia  Special  Values Fund are  represented  by a solid line.  The
Russell 2000 Small Stock Index (the "Russell  2000") is  represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class B Shares of the fund, and the Russell 2000. The "x" axis reflects  computation periods from 3/26/99 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares,  as compared to the Russell 2000.  The ending  values were $11,400,  and
$11,594,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class B Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(3/26/99) (cumulative) and start of performance (3/26/99) to 11/30/00. The total returns were 2.74%, 14.00% and 8.10%, respectively.

Wachovia Special Values Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Special Values are  represented by a solid line. The Russell
2000 Index (the "Russell  2000") is represented by a dotted line. The line graph is a visual  representation  of a  comparison  of  change  in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Russell 2000.
The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the fund's Class Y Shares, as compared to the
Russell 2000.  The ending values were $16,988,  and $14,864,  respectively.  The legend in the bottom quadrant of the graphic  presentation  indicates the fund's
Class Y Shares  Average  Annual  Total  Returns for the  one-year  period  ended
11/30/00 and from the fund's start of  performance  (7/23/96)  (cumulative)  and start of performance (7/23/96) to 11/30/00. The total returns were 8.79%, 69.88%
and 12.93%, respectively.

Wachovia Emerging Markets Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares  of  Wachovia  Emerging  Markets  Fund  based on a 4.50%  sales  load are represented  by a solid line. The Standard &  Poor's  International  Finance
Corporation  Investable  Index (the "IFCI") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000 hypothetical investment in the Class A Shares of the fund, and the IFCI.
The "x" axis reflects  computation  periods from  12/23/94 to 11/30/00.  The "y"
axis reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class A Shares,  based on a
4.50% sales load, as compared to the IFCI.  The ending  values were $9,662,  and
$6,861,  respectively.  The  legend  in  the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class A Shares  Average  Annual Total Returns for the one-year and five-year  periods ended 11/30/00 and from the fund's start of performance  (12/22/94)  (cumulative) and start of performance  (12/23/94) to
11/30/00.  The total  returns  were  (21.02)%,  (1.75)%,  (4.64)%  and  (0.80)%, respectively.

Wachovia Emerging Markets Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Emerging  Markets Fund are  represented by a solid line. The
Standard & Poor's  International  Finance Corporation  Investable Index (the
"IFCI")  is   represented  by  a  dotted  line.  The  line  graph  is  a  visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment  in the  Class Y  Shares  of the  fund,  and the  IFCI.  The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment in the fund's Class Y Shares, compared to the IFCI. The ending values were $8,555,  and $7,365,  respectively.  The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average
Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance (7/23/96)  (cumulative) and start of performance (17/23/96)
to  11/30/00.   The  total   returns  were   (15.74)%,   (14.45)%  and  (3.52)%,
respectively.

Wachovia Personal Equity Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares  of  Wachovia  Personal  Equity  Fund  based  on a 4.50%  sales  load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 7/30/99 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared  to the  S&P  500.  The  ending  values  were  $9,712  and  $9,962, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/30/99) (cumulative) to 11/30/00 and start of performance (7/30/99). The total returns were (10.20)%, (4.14)% and (3.11)%.

Wachovia Personal Equity Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Personal  Equity Fund are  represented  by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/30/99 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared  to the S&P  500.  The ending  values were  $10,221 and
$9,962,  respectively.  The  legend  in  the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/30/99) (cumulative) to 11/30/00 and start of performance (7/30/99). The total returns were (4.44)%, 2.11% and 1.57%.

Wachovia Balanced Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Balanced Fund based on a 4.50% sales load are represented by a solid  line.  The  Standard  &  Poor's  500 Index (the  "S&P  500") is
represented by a dotted line and the Lehman  Brothers  Aggregate Bond Index (the
"Lehman Aggregate").  The line graph is a visual  representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund,  the  S&P  500 and the  Lehman  Aggregate.  The "x" axis  reflects computation  periods from 5/7/93 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the S&P 500, and the Lehman  Aggregate.  The ending  values were
$23,533, $34,481 and $16,160, respectively. The legend in the bottom quadrant of the graphic  presentation  indicates  the fund's Class A Shares  Average  Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's  start of  performance  (5/7/93)  (cumulative)  and start of  performance
(5/7/93) to  11/30/00.  The total  returns  were  (1.09)%,  11.96%,  132.25% and
11.78%, respectively.

Wachovia Balanced Fund - Class B Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia  Balanced Fund are  represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P  500") is represented by a dotted line and the Lehman  Brothers  Aggregate  Bond Index (the "Lehman  Aggregate "). The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Class B Shares of the fund,  the S&P 500 and the Lehman Aggregate.  The "x" axis reflects computation periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares,  as compared to the S&P  500, and the Lehman  Aggregate.  The ending values were $17,289, $22,160 and $13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average
Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance  (7/23/96)  (cumulative) and start of performance (7/23/96)
to 11/30/00. The total returns were (0.81)%, 72.89% and 13.39%, respectively.

Wachovia Balanced Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Balanced Fund are  represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P  500") is represented by a dotted line and the Lehman  Brothers  Aggregate  Bond Index (the "Lehman  Aggregate "). The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Class Y Shares of the fund,  the S&P 500 and the Lehman Aggregate.  The "x" axis reflects computation periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P  500, and the Lehman  Aggregate.  The ending values were $18,244, $22,160 and $13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average
Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance  (7/23/96)  (cumulative) and start of performance (7/23/96)
to 11/30/00. The total returns were 5.19%, 82.44% and 14.79%, respectively.

Wachovia Fixed Income Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia Fixed Income Fund based on a 4.50% sales load are represented by a  solid  line.  The  Lehman  Brothers  Aggregate  Bond  Index  (the  "Lehman
Aggregate")  is  represented  by a  dotted  line.  The  line  graph  is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class A Shares of the fund, and the Lehman Aggregate.  The "x"
axis reflects computation periods from 5/7/93 to 11/30/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical  investment  in the fund's  Class A Shares,  based on a 4.50% sales load, as compared to the Lehman Aggregate.  The ending values were,  $14,393 and
$16,160,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class A Shares  Average  Annual Total Returns for the one-year and five-year  periods ended 11/30/00 and from the fund's start of  performance  (5/7/93)  (cumulative)  and start of  performance  (5/7/93)  to
11/30/00. The total returns were 3.16%, 4.48%, 43.93% and 4.93%, respectively.

Wachovia Fixed Income Fund - Class B Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia Fixed Income Fund are represented by a solid line. The Lehman
Brothers  Aggregate  Bond Index (the "Lehman  Aggregate")  is  represented  by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, and the Lehman Aggregate. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares, as compared to the Lehman Aggregate. The ending values were, $12,497 and
$13,589,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class B Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 2.23%, 24.97% and 5.25%, respectively.

Wachovia Fixed Income Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Fixed Income Fund are represented by a solid line. The Lehman
Brothers  Aggregate  Bond Index (the "Lehman  Aggregate")  is  represented  by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Lehman Aggregate. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares, as compared to the Lehman Aggregate. The ending values were, $13,247 and
$13,589,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 8.31%, 32.47% and 6.67%, respectively.

Wachovia Intermediate Fixed Income Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Intermediate  Fixed  Income Fund based on a 4.50% sales load are  represented  by a solid  line.  The  Lehman  Brothers  Government/Corporate
Intermediate Index (the "Lehman  Intermediate") is represented by a dotted line.
The line graph is a visual  representation of a comparison of change in value of a $10,000  hypothetical  investment  in the Class A Shares of the fund,  and the
Lehman  Intermediate.  The "x" axis reflects computation periods from 1/29/93 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class A
Shares, based on a 4.50% sales load, as compared to the Lehman Intermediate. The ending values were, $14,316 and $16,254,  respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average
Annual Total Returns for the one-year and five-year  periods ended  11/30/00 and from the  fund's  start  of  performance  (1/29/93)  (cumulative)  and  start of performance  (1/29/93) to 11/30/00.  The total returns were 2.52%, 4.28%, 43.16%
and 4.68%, respectively.

Wachovia Intermediate Fixed Income Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Intermediate  Fixed Income Fund are  represented  by a solid line. The Lehman Brothers  Government/Corporate  Intermediate Index (the "Lehman
Intermediate")  is  represented  by a dotted  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in the Class Y Shares of the fund, and the Lehman  Intermediate.  The
"x" axis  reflects  computation  periods from 3/30/98 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the hypothetical  investment in the fund's Class Y Shares, as compared to the
Lehman Intermediate.  The ending values were, $11,427 and $11,627, respectively.
The legend in the bottom  quadrant of the  graphic  presentation  indicates  the fund's Class Y Shares Average Annual Total Returns for the one-year period ended
11/30/00 and from the fund's start of  performance  (3/30/98)  (cumulative)  and start of  performance  (3/30/98)  to  11/30/00.  The total  returns  were 7.52%,
14.27%, and 5.12%, respectively.

Wachovia Short-Term Fixed Income Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Short-Term Fixed Income Fund based on a 4.50% sales load are represented by a solid line.  The Merrill Lynch 1-3 Year U.S.  Treasury Index is represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund, and the Merrill Lynch 1-3 Year U.S.  Treasury  Index.  The
"x" axis  reflects  computation  periods from 5/7/93 to  11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class A Shares,  based on a 4.50%
sales load, as compared to the Merrill Lynch 1-3 Year U.S.  Treasury Index.  The
ending values were, $14,141 and $15,058,  respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average
Annual Total Returns for the one-year and five-year  periods ended  11/30/00 and from  the  fund's  start  of  performance  (5/7/93)  (cumulative)  and  start of performance  (5/7/93) to 11/30/00.  The total returns were 4.12%,  4.78%, 41.41%
and 4.69%, respectively.

Wachovia Short-Term Fixed Income Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Short-Term Fixed Income Fund are represented by a solid line.
The Merrill Lynch 1-3 Year U.S.  Treasury Index is represented by a dotted line.
The line graph is a visual  representation of a comparison of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund,  and the
Merrill Lynch 1-3 Year U.S.  Treasury Index.  The "x" axis reflects  computation periods  from  7/23/96  to  11/30/00.  The "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the fund's Class Y Shares,  as compared to the Merrill  Lynch 1-3
Year  U.S.  Treasury  Index.  The  ending  values  were,  $12,790  and  $12,980, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class Y Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 7.09%, 27.90% and 5.81%, respectively.

Wachovia Georgia Municipal Bond Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Georgia  Municipal Bond Fund based on a 4.50% sales load are represented  by a solid  line.  The  Lehman  Brothers  Municipal  Bond  Index is represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects  computation  periods from 12/23/94 to 11/30/00.  The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical  investment  in the fund's  Class A Shares,  based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were,  $13,296 and $15,560,  respectively.  The legend in the bottom quadrant of the graphic  presentation  indicates  the fund's Class A Shares  Average  Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of  performance  (12/23/94)  (cumulative)  and start of performance
(12/23/94) to 11/30/00.  The total returns were 2.05%,  3.13%, 32.96% and 4.91%, respectively.

Wachovia Georgia Municipal Bond Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Georgia  Municipal Bond Fund are represented by a solid line.
The Lehman  Brothers  Municipal  Bond Index is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class Y Shares  of the  fund,  and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects  computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares, as compared to the Lehman Brothers  Municipal Bond Index.
The ending  values were,  $12,259 and $13,020,  respectively.  The legend in the bottom quadrant of the graphic presentation  indicates the fund's Class Y Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of  performance  (7/23/96)  (cumulative)  and start of  performance
(7/23/96)  to  11/30/00.  The  total  returns  were  7.13%,  22.59%  and  4.78%, respectively.

Wachovia North Carolina Municipal Bond Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  North  Carolina  Municipal  Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman  Brothers  Municipal Bond Index represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects  computation  periods from 12/23/94 to 11/30/00.  The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical  investment  in the fund's  Class A Shares,  based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were, $13,478, and $15,560,  respectively.  The legend in the bottom quadrant of the graphic  presentation  indicates  the fund's Class A Shares  Average  Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of  performance  (12/23/94)  (cumulative)  and start of performance
(12/23/94) to 11/30/00.  The total returns were 1.86%,  3.33%, 34.78% and 5.15%, respectively.

Wachovia North Carolina Municipal Bond Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia North Carolina Municipal Bond Fund are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class Y Shares  of the  fund,  and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects  computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares, as compared to the Lehman Brothers  Municipal Bond Index.
The ending values were, $12,380,  and $13,020,  respectively.  The legend in the bottom quadrant of the graphic presentation  indicates the fund's Class A Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of  performance  (7/23/96)  (cumulative)  and start of  performance
(7/23/96)  to  11/30/00.  The  total  returns  were  6.98%,  23.80%  and  5.02%, respectively.

Wachovia South Carolina Municipal Bond Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  South  Carolina  Municipal  Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman  Brothers  Municipal Bond Index represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 1/11/91 to 11/30/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment  in the fund's  Class A Shares,  based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were, $17,543, and $19,783,  respectively.  The legend in the bottom quadrant of the graphic  presentation  indicates  the fund's Class A Shares  Average  Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of  performance  (1/11/91)  (cumulative)  and start of  performance
(1/11/91) to 11/30/00.  The total returns were 2.59%,  3.66%,  75.39% and 5.85%, respectively.

Wachovia South Carolina Municipal Bond Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia South Carolina Municipal Bond Fund are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class Y Shares  of the  fund,  and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects  computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares, as compared to the Lehman Brothers  Municipal Bond Index.
The ending values were, $12,568,  and $13,020,  respectively.  The legend in the bottom quadrant of the graphic presentation  indicates the fund's Class A Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of  performance  (7/23/96)  (cumulative)  and start of  performance
(7/23/96)  to  11/30/00.  The  total  returns  were  7.71%,  25.68%  and  5.38%, respectively.

Wachovia Virginia Municipal Bond Fund - Class A Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia Virginia  Municipal Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman Municipal Bond Index is represented by a dotted line and the Lehman  Brothers  Municipal Bond 7-Year Index is represented by a dashed line. The line graph is a visual  representation  of a comparison of change in value of a $10,000  hypothetical  investment  in the Class A Shares of the fund, and the Lehman  Brothers  Municipal Bond Index and the Lehman Brothers
Municipal  Bond 7-Year  Index.  The "x" axis reflects  computation  periods from
2/1/93 to 11/30/00. The "y" axis reflects the cost of the investment.  The right margin  reflects the ending value of the  hypothetical  investment in the fund's
Class A Shares,  based on a 4.50% sales load, as compared to the Lehman Brothers
Municipal Bond Index and the Lehman  Brothers  Municipal Bond 7-Year Index.  The
ending values were, $13,421,  $16,024 and $15,403,  respectively.  The legend in the bottom  quadrant of the graphic  presentation  indicates  the fund's Class A
Shares Average Annual Total Returns for the one-year and five-year periods ended
11/30/00  and from the fund's start of  performance  (2/1/93)  (cumulative)  and start of performance (2/1/93) to 11/30/00.  The total returns were 2.45%, 3.29%,
34.21% and 3.83%, respectively.

Wachovia Virginia Municipal Bond Fund - Class Y Shares

     The graphic  presentation  here  displayed  consists  of a line graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Virginia Municipal Bond Fund are represented by a solid line.
The Lehman  Municipal  Bond Index is represented by a dotted line and the Lehman
Brothers  Municipal  Bond 7-Year Index is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment  in the  Class Y Shares  of the  fund,  and the  Lehman
Brothers  Municipal  Bond Index and the Lehman  Brothers  Municipal  Bond 7-Year
Index. The "x" axis reflects  computation periods from 3/30/98 to 11/30/00.  The
"y" axis  reflects the cost of the  investment.  The right  margin  reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares,  as compared to the Lehman  Brothers  Municipal  Bond Index and the Lehman  Brothers
Municipal  Bond 7-Year  Index.  The ending  values  were,  $11,048,  $11,219 and
$11,247,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(3/30/98) (cumulative) and start of performance (3/30/98) to 11/30/00. The total returns were 7.51%, 10.48%, and 3.80%, respectively.